As filed with the SEC on April 29, 2016

Registration No. 333-103174

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 14	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 17	☒

FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

100 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON JR

President

Fidelity Investments Life Insurance Company

100 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Life Contracts — The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2016, pursuant to paragraph (b) (1) (iii) of rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page of
☐	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page

Title of Securities Being Registered:  Interests in Flexible Premium Variable Universal Life Insurance Policy and . Flexible Premium Survivorship Variable Universal Life Insurance Policy

Fidelity Investments Variable Life Account I

Prospectus for:

Fidelity Lifetime Reserves®

Flexible Premium Variable Universal Life Insurance Policy

and

Fidelity Lifetime Reserves®

Flexible Premium Survivorship Variable Universal Life Insurance Policy

Issued by

Fidelity Investments Life Insurance Company

Dated April 30, 2016

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by a current prospectus for the Government Money Market Investment Option or for all available Investment Options.

The Policies are not available in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in the prospectus.

Investment Company Act of 1940 File no. 811-5258
VUL-PRO-0416
1.796104.114

Prospectus Contents

Summary of the Benefits and Risks of the Policies
Benefit Summary	3
Risk Summary	5
Risk/Benefit Summary: Fee Tables	7
General Description of Policy
Purchasing a Policy	10
Free Look Period	10
Selecting and Changing the Beneficiary	11
Death of Owner	11
Transferring Ownership and Assigning Policy Rights	12
Other Benefits and Riders	12
Premiums, Policy Account Values and Investment Option Values	13
Death Benefit and Insurance Proceeds	15
Extended Maturity	19
Facts About the Insurance Company, Variable Account, Investment Options and Fixed Account
Fidelity Investments Life Insurance Company	20
The Variable Account	20
Investment Options and Funds	20
Voting Rights	23
Resolving Material Conflicts	23
Changes in Investment Options	24
The Fixed Account	24
Making Exchanges Among Investment Options and Fixed Account	24
Dollar Cost Averaging	27
Automatic Rebalancing	27
More About the Policy and the Variable Account
Charges and Deductions	28
Surrenders and Partial Withdrawals	30
Signature Guarantee or Customer Authentication	32
Loans	32
Policy Lapse and Reinstatement	33
Tax Considerations	34
Legal Proceedings	37
Financial Statements	37
Glossary	38

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Summary of the Benefits and Risks of the Policies

This summary describes the important features of the Fidelity Lifetime Reserves® variable universal life insurance policy ("Single Life Policy") and survivorship variable universal life insurance policy ("Survivorship Life Policy") offered by Fidelity Investments Life Insurance Company ("we" or "FILI"). The features of each Policy are the same, unless we specify differences in this prospectus. A glossary defining capitalized terms is included in the back of the prospectus. Please read the entire prospectus for important details.

BENEFIT SUMMARY

We will pay Insurance Proceeds to the named Beneficiaries: upon the death of the single insured person ("Insured") under the Single Life Policy; or upon the death of the last survivor of the two insured persons ("Insureds") under the Survivorship Life Policy.

You, as the Policy's Owner(s), pay the Premiums and name the Beneficiaries. You may designate yourself as Insured, or in appropriate situations, designate another person or persons as Insured(s).

The Policy also allows you, the Owner(s), to seek long-term asset growth on a tax-deferred basis by investing in one or more of the forty-seven Investment Options and/or in the Fixed Account. Your investment in the Policy is reflected in a Policy Account Value, and the Policy gives you access to your Policy Account Value in several ways.

APPLICATION AND PREMIUMS

To purchase a Policy, you first complete an application form ("Application") and provide information about the Insured(s). We will evaluate our risk and, if approved, assign the Insured(s) to an Underwriting Class. You will also need to make an initial Premium payment.

After the Policy is issued, you are not required to pay Premiums according to any particular schedule. You will, however, need to make enough Premium payments to avoid Lapse (termination of the Policy without value). You may greatly increase the risk of Lapse if you do not regularly pay sufficient Premiums.

Free Look Period. When you receive your Policy, the Free Look Period begins. This period is at least ten (10) days, or more if required by state law. You may return the Policy during this period and receive a refund in accordance with state law. See "Free Look Period" below.

Use of Premiums. Generally, we credit Premium payments, less applicable State Tax Charges, to your Policy Account Value, and allocate them to the Investment Options and the Fixed Account according to your instructions.

No-Lapse Guarantee. Your Policy will specify your Planned Annual Premium. Your Policy will not Lapse during your Policy's No-Lapse Guarantee Period if, on each monthly Policy Processing Day, your total Premium payments, less any Loans, Partial Withdrawals and outstanding interest and charges, are at least as much as if you had paid 1/12 of the Planned Annual Premium each month. The No-Lapse Guarantee period of a Single Life Policy is 10 (ten) years if the Insured's Issue Age is 70 or less; for other Single Life Policies and for all Survivorship Life Policies, this period is 5 (five) years.

No-Lapse Guarantee is not available in all states.

DEATH BENEFIT AND INSURANCE PROCEEDS

We will pay Insurance Proceeds based on the Death Benefit to the named Beneficiaries: (a) upon satisfactory proof of death of the Insured while a Single Life Policy is in force; or (b) upon satisfactory proof of death of the last surviving Insured while a Survivorship Life Policy is in force.

Insurance Proceeds. The Insurance Proceeds will be the Death Benefit, less any Loan Balance and any Accelerated Benefits paid (including principal and accrued interest), and any Monthly Deductions due but unpaid at death.

Death Benefit Options. You will select a Face Amount, and choose between two Death Benefit options under the Policy. Under Death Benefit Option A, the Death Benefit is generally the fixed Face Amount you select. Increases in the Policy Account Value in an Option A Policy will normally decrease the insurance company's Net Amount at Risk, on which the Cost of Insurance charges are based. For the same reason, decreases in the Policy Account Value will increase the Net Amount at Risk and increase your Cost of Insurance charges.

Under Death Benefit Option B, the Death Benefit is generally the sum of the fixed Face Amount you choose and the Policy Account Value. The Option B Death Benefit generally varies with the Policy Account Value.

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You will also choose one of two tax tests to be applied to your Policy, so that the Policy can be treated as life insurance under Federal tax law. In some circumstances, these tests may increase the Death Benefit and Cost of Insurance under Option A or Option B.

Extended Maturity. If an Insured is alive when the Policy reaches its Extended Maturity date, the Death Benefit will be converted to, and thereafter be defined as, the Policy Account Value. No new Premiums will be accepted, but the Owner retains other rights under the Policy as described in "Extended Maturity" below. The Extended Maturity date is: for a Single Life Policy, the Policy Anniversary nearest the Insured's 100th birthday; for a Survivorship Life Policy, the Policy Anniversary nearest the 100th anniversary of the younger Insured's date of birth, even if the younger Insured is not the surviving Insured. Insurance Proceeds immediately after the Extended Maturity date may be far less than before that date.

This feature does not apply in Florida. See "Extended Maturity - Florida Residents" for more information.

POLICY ACCOUNT VALUE AND CASH SURRENDER VALUE

Policy Account Value is the total value of your accounts in the Investment Options, the Fixed Account and the Loan Collateral Account. Cash Surrender Value is the Policy Account Value, less any Loan Balance (which includes accrued interest) and unpaid charges due.

Policy Account Value and Cash Surrender Value may vary from day to day, depending on the investment performance of the Investment Options you choose, interest we credit to the Fixed Account, transactions you request, Loan interest and collateralization, and periodic charges.

•  Investment Options

You may direct your Net Premiums to one or more of forty-seven Investment Options of Fidelity Investments Variable Life Account I (the "Variable Account"). Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by Fidelity Management & Research Company ("FMR"), FMR Co., Inc., an affiliate of FMR, Geode Capital Management, LLC ("Geode"), Morgan Stanley Investment Management Inc. ("Morgan Stanley"), Lazard Asset Management LLC ("Lazard"), and Invesco Advisers, Inc. ("Invesco"). Each Fund has its own investment objectives, policies and risks, as described in its separate Fund prospectus, and if available, summary prospectus. Except for the Fidelity VIP Government Money Market Fund, each Fund is intended as a long-term investment.

Some of the Funds are managed by FMR: Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Government Money Market, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500, Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, and Fidelity VIP Value Strategies.

Others are managed by FMR Co., Inc., an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®.

Other funds are managed by:

Invesco: Invesco V.I. Global Core Equity Fund

Lazard: Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley: Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Global Strategist Portfolio

•  Fixed Account

You may currently allocate funds to the Fixed Account, a part of our general account that earns interest at fixed rates. We may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any Funds in the Fixed Account do not fluctuate with the investment performance of our general account or of the Investment Options.

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•  Exchanges

You may currently transfer or "Exchange" money among the Investment Options without charge. We reserve the right to charge if you Exchange on more than twelve days during a calendar year. You may currently make one transfer per Policy Year from the Variable Account to the Fixed Account, but the total of such transfer plus any Premium payment amounts allocated to the Fixed Account during that Policy Year may not exceed $20,000. Additional Exchange policies and restrictions are described in detail in "Exchanges Among Investment Options."

SURRENDERS AND PARTIAL WITHDRAWALS

At any time while the Policy is in force, you may make a request to Surrender your Policy or to take a Partial Withdrawal of $500 or more. Upon Surrender, we will send you the Cash Surrender Value of the Policy, and the Policy will terminate. A Partial Withdrawal will reduce the Policy Account Value, Cash Surrender Value and the Death Benefit. There are no fees imposed upon Surrenders or Partial Withdrawals.

LOANS

After the first Policy Year, you may borrow money from FILI using the Policy as the only collateral for the Loan. At the time we lend you the money, we will transfer an equivalent amount from your Investment Options and Fixed Account into a Loan Collateral Account as collateral. We will charge you 6% per year on outstanding Loan Balances. The Loan Collateral Account earns 4% per year in the first ten Policy Years, and 5.75% per year thereafter.

You may repay Loans at any time and on any schedule while the Policy is in force.

ADDITIONAL BENEFITS AND RIDERS

The Single Life Policy includes an Accelerated Benefit that allows you to request payment of up to the lesser of 50% of the Net Amount at Risk or $250,000 as a living benefit, in the event the Insured is diagnosed with a terminal illness as defined in the Policy.

The Accelerated Benefit is not available in all states.

For additional charges, and subject to underwriting, you may also add these optional benefits to a Single Life Policy: (a) Children's Term Rider; and/or (b) either Total Disability Premium Payment Rider or Total Disability Waiver of Monthly Deductions Rider.

For additional charges, and subject to underwriting, you may also add the Total Disability Premium Payment Rider, on one or both Insureds, to a Survivorship Life Policy. An Estate Protection Rider may also be added to the Survivorship Life Policy, subject to underwriting.

RISK SUMMARY

INVESTMENT RISK

Investment Options. This Policy is designed for Death Benefit protection and long term asset growth. This Policy is not a short-term savings vehicle. You bear the risk that the investment performance of any Investment Options you select will be unfavorable and that the Policy Account Value will decrease. You could lose everything you invest. A comprehensive discussion of the risks of each underlying Fund may be found in the Fund's prospectus, and if available, summary prospectus.

Fixed Account. We credit Premiums you allocate to the Fixed Account with interest at a fixed rate. You bear the risk that the rate may decrease, although it will never be lower than the guaranteed rate stated in your Policy Schedule. In addition, because the Fixed Account interest rate is set for as long as 15 months, during periods of rising general interest rates you may earn less competitive rates in the Fixed Account than in variable or shorter-term instruments. Finally, the Fixed Account is subject to our claims-paying ability.

RISK OF LAPSE

If your Cash Surrender Value is not enough to pay the Monthly Deduction and other charges, your Policy will be in Default. The Cash Surrender Value may decline for several reasons, including negative investment performance, the Policy's regular monthly charges, and any Partial Withdrawals or Loans you take out. We will notify you of any Default and explain that your Policy will Lapse, that is, terminate without value, unless you make sufficient Premium payments during the 61-day Grace Period. You may reinstate a Lapsed Policy if you meet certain requirements.

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CREDIT RISK

As with any life insurance Policy, the Death Benefit guarantees, Rider guarantees and Fixed Account obligations depend on our ability to make payments. You are encouraged to review our financial statements, which are updated annually and available upon request in the Statement of Additional Information ("SAI").

TAX RISKS

We believe, but do not guarantee, that the Policy should be considered a life insurance Policy under Federal tax law. This means that if you do not take out a Loan, Partial Withdrawal or Surrender, you should not be deemed to have received any distributions or income from the Policy for Federal tax purposes. Moreover, the Beneficiaries should be able to exclude the Insurance Proceeds from their gross incomes, and generally should not have to pay income tax on these proceeds. Estate taxes may, however, apply. In the event the Policy were determined not to be a life insurance Policy for Federal tax purposes, however, you may be considered to be in constructive receipt of Policy Account Value, with uncertain tax consequences, and the Insurance Proceeds may be treated as taxable income to the Beneficiary.

Distributions from the Policy may be treated in two ways. If you pay Premiums in excess of certain tax guidelines, the Policy may be treated as a Modified Endowment Contract ("MEC") under Federal tax laws. If a Policy is treated as a MEC, then distributions from Surrenders, Partial Withdrawals and Loans will be taxable as ordinary income to the extent there are earnings in the Policy, and taxable amounts withdrawn prior to the Owner's age 59 1/2 may also be subject to a 10 percent IRS penalty. If the Policy is not a MEC, these distributions generally will be treated first as a return of basis or investment in the Policy and then as taxable income, and generally will not be subject to the 10 percent IRS penalty.

Existing tax laws that benefit this Policy may be changed at any time.

You should consult a qualified tax advisor for assistance in all Policy-related tax matters. See "Federal Tax Considerations."

PARTIAL WITHDRAWAL RISK

Partial Withdrawals increase the risk of Lapse and reduce the Policy Account Value, Cash Surrender Value and Insurance Proceeds.

Partial Withdrawals may also result in adverse tax consequences. You should consult a qualified tax advisor for assistance in all Policy-related tax matters. See "Federal Tax Considerations."

LOAN RISKS

A Policy Loan may reduce benefits, increase costs, and increase the risk of Lapse.

First, if you take a Policy Loan, we will transfer the Loan amount from the Investment Options and Fixed Account, into the Loan Collateral Account. This reduces the Cash Surrender Value and Insurance Proceeds while the Loan is outstanding.

Second, a Policy Loan, whether or not repaid, will affect Policy Account Value and Cash Surrender Value over time, because the amounts held in the Loan Collateral Account will not participate in the Investment Options or Fixed Account while the Loan is outstanding.

Third, you will pay interest on Loan balances while the Loan is outstanding.

Fourth, a Policy Loan increases the risk of Lapse by reducing the Cash Surrender Value while the Loan is outstanding.

Policy Loans may also result in adverse tax consequences. You should consult a qualified tax advisor for assistance in all Policy-related tax matters. See "Federal Tax Considerations."

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RISK/BENEFIT SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer assets between the Funds.

TRANSACTION FEES

Charge	When Charge is Deducted	Amount Deducted
State Tax Charge[1]	Upon any Premium payment	2.25%
Sales Charges (Loads)	N/A	None
Surrender/Withdrawal Charges	N/A	None
Exchange Fees[2]	Upon Investment Option Exchanges above 12 per year	Up to $20 (Not currently charged)
Funds' Short-Term Redemption Fee[3]	Upon redemptions (including Exchanges) of interests in Investment Options held for less than 60 days	1% of amount redeemed

1  This charge is for applicable state taxes assessed as a percentage of Premiums received by the Company. Applicable state taxes vary between jurisdictions, and are subject to change in the event of a change in the applicable tax rate. The Company will charge only 2.25%, regardless of whether the applicable state tax rate is higher or lower. We currently deduct only for state taxes, and not local taxes. We may in the future increase the State Tax Charge up to the applicable state tax rate and begin charging for local taxes, but will only do so after providing written notice to Owners. See "State Tax Charge," below.

2  You may generally make Investment Option Exchanges on up to 12 business days per calendar year free of charge.

3  The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

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The following table describes the fees and expenses that you will pay periodically during the time that you own a Single Life Policy, not including the underlying Funds' fees and expenses.

SINGLE LIFE POLICY PERIODIC CHARGES
(OTHER THAN THE FUNDS' OPERATING EXPENSES)

CHARGES	WHEN DEDUCTED	AMOUNT DEDUCTED
MANDATORY CHARGES
Cost of Insurance[4] (per $1,000 of Net Amount at Risk)	Monthly
• Minimum • Maximum • Representative Insured (45-year-old male nonsmoker, preferred class, $1 million Face Amount policy)		Minimum: $0.029 per $1,000 Maximum: $83.33 per $1,000 Representative (first ten years): $0.0625 per $1,000
Policy Charge	Monthly	$5
Mortality and Expense Risk Charge (charged on and deducted from Investment Options ONLY)	Daily based on annual rates	Years 1-20: 1.00% annually Years 21+: 0.40% annually
RIDER CHARGES (OPTIONAL)
Children's Term Rider	Monthly	$5
Total Disability Waiver of Monthly Deductions Rider (per $1.00 of Monthly Deduction Waiver)[4]	Monthly
• Minimum • Maximum • Representative Insured (45-year-old male nonsmoker, preferred class, $1 million Face Amount policy)		Minimum: $0.03 per $1 Maximum: $0.362 per $1 Representative: $0.064 per $1
Total Disability Premium Payment Rider (per $1.00 of Disability Benefit Amount)[4]	Monthly
• Minimum • Maximum • Representative Insured (45-year-old male nonsmoker, preferred class, $1 million Face Amount policy)		Minimum: $0.025 per $1 Maximum: $0.204 per $1 Representative: $0.039 per $1
POLICY LOAN INTEREST RATES
(Loans are optional; for details, see "Loans")	Annual Rates
• Charged on Loan Balance • Credited on Loan Collateral Account		All Policy Years: 6% Policy Years 1-10: 4% Policy Years 11+: 5.75%

4  The Cost of Insurance and Disability Rider costs vary based on individual characteristics. The Cost of Insurance charge or other charges shown in the table may not be representative of the charge that a particular Owner will pay. For more information about the particular Cost of Insurance or other charges that may apply to your specific situation, please call 1-888-343-5433. "Net Amount at Risk" is the Death Benefit less the Policy Account Value, and reflects the insurance company's financial risk in the event of the Insured's death. See "Charges and Deductions."

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The following table describes the fees and expenses that you will pay periodically during the time that you own a Survivorship Life Policy, not including the underlying Funds' fees and expenses.

SURVIVORSHIP LIFE POLICY PERIODIC CHARGES
(OTHER THAN THE FUNDS' OPERATING EXPENSES)

CHARGES	WHEN DEDUCTED	AMOUNT DEDUCTED
MANDATORY CHARGES
Cost of Insurance[5] (per $1,000 of Net Amount at Risk)	Monthly
• Minimum • Maximum • Representative Insureds (55 year old male nonsmoker, preferred class, and 50 year old female nonsmoker, preferred class)		Minimum: $0.0001 per $1,000 Maximum: $83.33 per $1,000 Representative (1st year): $0.00208 per $1,000
Unit Charge (per $1,000 of Face Amount or Face Amount Increase)	Monthly for 36 months after Issue or Face Amount Increase	$0.05 per $1000 (current charge) $0.10 per $1000 (guaranteed maximum charge)
Policy Charge	Monthly	$5
Mortality and Expense Risk Charge (charged on and deducted from Investment Options ONLY)	Daily based on annual rates	Years 1-20: 1.00% annually Years 21+: 0.40% annually
RIDER CHARGES (OPTIONAL)
Estate Protection Rider	N/A	None
Total Disability Premium Payment Rider (Per $1.00 of Disability Benefit Amount) (Single Insured Rate: charges apply to each Insured selected for coverage)[5]	Monthly
• Minimum • Maximum • Representative Insured (55 year old male nonsmoker, preferred class)		Minimum: $0.025 per $1 Maximum: $0.204 per $1 Representative: $0.072 per $1
POLICY LOAN INTEREST RATES
(Loans are optional; for details, see "Loans")	Annual Rates
• Charged on Loan Balance • Credited on Loan Collateral Account		All Policy Years: 6% Policy Years 1-10: 4% Policy Years 11+: 5.75%

5  The Cost of Insurance and Disability Rider costs vary based on individual characteristics. The Cost of Insurance charge or other charge shown in the table may not be representative of the charge that a particular Owner will pay. For more information about the particular Cost of Insurance or other charges that may apply to your specific situation, please call 1-888-343-5433. "Net Amount at Risk" is the Death Benefit less the Policy Account Value, and reflects the insurance company's financial risk in the event of the Insureds' death. See "Charges and Deductions."

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The next item shows the current minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time you own the Policy. These expenses are deducted from Fund assets, and include management fees and all other expenses. Fund operating expenses are subject to change. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

FUNDS' OPERATING EXPENSES

	Minimum	Maximum
FUNDS' TOTAL ANNUAL OPERATING EXPENSES	0.10%	1.47%
(as a percentage of assets)

General Description of Policy

The Policy belongs to you, the Owner(s) named in the Application or in a later valid assignment or transfer. While any Insured is living, the Owner(s) may exercise all of the rights and options described in the Policy.

A Policy may be jointly owned only by a married couple, or by two unmarried individuals to the extent state law requires recognition of their joint ownership. If there are two Owners, both Owners must act together to change Beneficiaries, change the Death Benefit, or to request payment transactions, such as Surrenders, Partial Withdrawals, Loans and Accelerated Benefit payments. Either Owner may exercise other Policy rights, consistent with our then-current procedures.

PURCHASING A POLICY

We offer the Policies only in states in which we have obtained the necessary approval. To purchase a Policy, you must submit a completed Application to us at our Home Office. The minimum initial Face Amount is $250,000 for a Single Life Policy and $500,000 for a Survivorship Life Policy. The Single Life Policy is available if the Insured is generally between the Issue Ages of 0-85, and the Survivorship Life Policy is available generally only if both Insureds are between the Issue Ages of 21-90. We may permit exceptions to these rules in some cases. In addition, product terms and Policy availability may vary depending on applicable state requirements.

We must receive evidence of insurability, usually including a medical examination of each named Insured, that satisfies our underwriting standards before we will issue a Policy. If any proposed Owner is not also an Insured, we may also require evidence that the proposed Owner and/or the Beneficiaries have insurable interests, consistent with applicable law, in the life of each Insured. We reserve the right to modify our underwriting requirements at any time, and to reject an Application for any reason permitted by law.

Insurance coverage under the Policy will take effect on the Policy Date stated in your Policy, provided all of the following three conditions are met: (1) when we issue the Policy to you, each proposed Insured is alive and in the same condition of health as described in the Application, (2) the Minimum Initial Premium has been paid (see "Minimum Initial Premium" below), and (3) the Application and any other forms we require have been completed and returned to our Service Center. The printed Policy, together with the Application and other materials you may submit, and any Riders, endorsements or amendments attached to the Policy will constitute the entire Policy. Only the President, Secretary or Assistant Secretary of FILI will have the power to change the Policy or waive any Policy provision on our behalf.

In certain states, we may in our discretion issue a Conditional Receipt prior to issuance of a Single Life Policy. Any Premiums paid prior to issuance will be held in a non-interest bearing suspense account during the underwriting process. If the Insured dies before we issue a Single Life Policy, our liability is limited to the Premium payment amount evidenced by the Conditional Receipt unless all conditions therein are met. We will, however, pay the Insurance Proceeds in the event of the death of the Insured prior to issuance of a Single Life Policy, if, and only if: (a) we receive evidence of the Insured's insurability as of the date of the Application that is acceptable to us; and (b) this evidence shows that the Insured qualified for our Standard Underwriting Class or a higher class when the Conditional Receipt was issued.

FREE LOOK PERIOD

The law of the state in which your Policy is issued or delivered provides you with the right to cancel the purchase of your Policy for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Policy. We assume it will take five days from the day we mail the Policy until you receive it.

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In most cases, money is initially placed in the Government Money Market option, and in most cases it remains there for the entire Free Look Period, but in certain situations described below it leaves the Government Money Market option before the Free Look Period ends.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason.

If state law requires that we return your initial Premium payment without adjustment for investment experience during all or a portion of the Free Look Period, then during this period, all Net Premiums will be placed in the Fidelity VIP Government Money Market Fund. At the close of the Valuation Day in which this period expires, we will transfer your money to the Funds and/or to the Fixed Account as you specify in the Application process or in any later instructions you give us.

To cancel the purchase of your Policy, return it to our Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. If you cancel the Policy during the Free Look Period, the Company will refund: your Premium payments without adjustment for investment performance only if required by state law; otherwise the value of your Premium payments adjusted for the investment performance of the Investment Options you selected, as of the date the notice of cancellation is received. A free-looked Policy will be considered void from the beginning.

SELECTING AND CHANGING THE BENEFICIARY

The Beneficiaries are those persons properly shown in the Company's records as being Beneficiaries on the date of death of the Insured for a Single Life Policy, and the date of death of the last surviving Insured for a Survivorship Life Policy. The Beneficiaries will receive the Insurance Proceeds after the death of all Insured(s). You name Beneficiaries initially in the Application. You may change Beneficiaries in accordance with our procedures at any time while an Insured is alive, as described below.

You may designate Beneficiaries as Primary and Contingent. These designations are described below. You may also request alternate forms of Beneficiary designation, subject to our acceptance. We reserve the right to reject any Beneficiary designation we deem to be not administrable.

You can designate several Primary or several Contingent Beneficiaries. The Primary Beneficiaries that survive all Insured(s) share in any Insurance Proceeds. Shares will be equal, unless you provide otherwise in the Application or in a written notice received in good order at our Service Center while an Insured is alive.

If no Primary Beneficiary survives all Insured(s), then the surviving Contingent Beneficiaries will share the Insurance Proceeds. Each Contingent Beneficiary will receive an equal share of the Insurance Proceeds, unless you have instructed us otherwise in the Application or in a written notice received in good order at our Service Center while an Insured is alive. No Contingent Beneficiary will receive any Insurance Proceeds unless all of the Primary Beneficiaries die before the death of the last surviving Insured.

If you designate Beneficiary shares, your instructions must specify each share as a whole number percentage. If the total does not equal 100% for the class receiving payment (Primary or Contingent), each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for the Beneficiary, and the denominator of which is the total of the percentages for the Beneficiaries who will receive payment.

If all named Beneficiaries die before the death of the last surviving Insured, we will pay the Insurance Proceeds to any surviving Owner(s). If no Owner survives, we will pay the estate of the last surviving Owner.

The consent of each irrevocable Beneficiary, if any, is needed to exercise any Policy rights except changing the amount or timing of Premiums, reinstating the Policy, changing Premium allocations, and exchanging among Investment Options and the Fixed Account.

You can change any Beneficiary, other than an irrevocable Beneficiary, while an Insured is alive by providing us with written notice, in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be not administrable, and may in our discretion require evidence that the proposed Beneficiary has an insurable interest, consistent with applicable law, in the life of each Insured. Any Beneficiary change is effective as of the date we receive your written notice in good order. We are not liable for any payment or other actions we take consistent with valid Beneficiary designations we have on file at the time of the payment or action.

A Beneficiary generally may not pledge, commute, or otherwise encumber or transfer payments under the Policy before they are due.

DEATH OF OWNER

If you, the Owner, are not an Insured and if you die while an Insured is still alive, ownership of the Policy will generally pass to your estate. If you are the Insured under a Single Life Policy or the second Insured to die under a Survivorship Life Policy, we will pay Insurance Proceeds upon your death as described below under "Death Benefit."

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TRANSFERRING OWNERSHIP AND ASSIGNING POLICY RIGHTS

Any Owner may request to transfer his or her ownership interest of the Policy to a new Owner by providing a written notice to us at any time while an Insured is alive. If you transfer ownership, your ownership rights terminate and the new Owner will succeed to all of your rights under the Policy. Transferring ownership does not change the Beneficiary, and all such transfers are subject to any outstanding Policy Loan.

You may also request to assign specific Policy rights to a creditor as collateral for a new or pre-existing obligation. Such an assignment does not cause a change of ownership, but your ownership rights and the interests of any Beneficiary will be subject to the assignment. Assignments of rights are subject to any outstanding Policy Loan. We may require the written consent of a collateral assignee to exercise certain Policy rights, such as Surrenders, withdrawals, Loans and the Accelerated Benefit Payments.

We may in our discretion require evidence that any proposed transferee or assignee has an insurable interest, consistent with applicable law, in the life of the Insured, and we may refuse a request for a transfer of ownership or for an assignment for any reason as permitted or required by law.

With respect to ownership transfers or assignments of Policy rights, we are not:

•  bound by any ownership transfer or assignment unless and until we receive a written notice of the transfer or assignment in good order at our Service Center;

•  responsible for the validity of any ownership transfer or assignment or determining the extent of an assignee's interest;

•  liable for any payment we make before we receive written notice of the transfer or assignment at our Service Center; or

•  bound by an ownership transfer to more than one person, except for transfers to married couples and to unmarried individuals where required by law.

Transferring ownership of the Policy or assigning Policy rights may have tax consequences. See "Tax Treatment." You should consult a qualified tax advisor before making any transfer or assignment.

OTHER BENEFITS AND RIDERS

PLEASE NOTE: "Benefits" are included with each Policy for no additional charge. "Riders" are separate forms that can be added to your Policy, usually for additional costs, to provide additional insurance benefits. You must generally apply for Rider coverage when you apply for the Policy itself. We may decline or limit Rider coverage in accordance with our underwriting standards or for any reason permitted by law. Riders may not be available in all states. Rider forms may vary from state to state.

The Benefit and Rider descriptions below are summaries only; you should review the Benefit and Rider forms themselves for more complete terms and conditions.

1.  SINGLE LIFE POLICY BENEFIT AND RIDERS

•  Accelerated Benefit. This benefit allows you to request partial payment of the Insurance Proceeds as a living benefit if the Insured is diagnosed with a terminal illness and is expected to live less than 12 months. We may require evidence of the terminal illness, as defined in the Benefit, before making payment. The amount available as a benefit is up to fifty percent (50%) of the Net Amount at Risk (Death Benefit less Policy Account Value), up to a maximum of $250,000. We place a lien against the Insurance Proceeds equal to the amount of the Accelerated Benefit payment, plus interest at an annual rate of six percent (6%) from the date of Accelerated Benefit payment until the time of death; the lien has the effect of reducing the Insurance Proceeds payable at death. After a payment of this benefit, we will continue to make Monthly Deductions based on the entire Net Amount at Risk. A payment of this benefit will not affect the Policy Account Value, Cash Surrender Value or Policy Loans. This benefit is included as part of your Single Life Policy for no additional charge. This benefit is not available in all states.

Receipt of Accelerated Benefit payments may have tax consequences. You should consult a qualified tax advisor before requesting any Accelerated Benefit payment.

•  Children's Term Rider. This Rider provides $10,000 term life insurance coverage on each of the Insured's children named in the Application and on each child later born to or adopted by the Insured. Coverage initially applies to each child over 14 days and under 18 years old while the Rider is in effect, and terminates on the earlier of the Insured's age 65 or as each child turns age 25. You can apply for this Rider at the time of Application for the Policy or at the birth or legal adoption of the first child of the Insured. See the Rider for complete details of the coverage.

•  Total Disability Riders. You can purchase one of two total disability Riders, in connection with your initial Policy application, as long as the Insured is at least 18 and under 65 when the Policy is issued.

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Total Disability Premium Payment Rider. This Rider provides that during periods of the Insured's total disability, as defined in the Rider, we will pay a Disability Benefit Amount of up to the lesser of the one-twelfth (1/12) of the Planned Annual Premium or $2,500 per month, as a Premium to this Policy on each monthly Policy Processing Day while total disability continues and other requirements are met.

Total Disability Waiver of Monthly Deductions Rider. This Rider provides that during periods of the Insured's total disability, as defined in the Rider, Monthly Deductions under this Policy will be waived while total disability continues and other requirements are met.

Limitations On Both Total Disability Riders. If the Insured's total disability begins at age 65 or later, no benefits will be paid. If the total disability begins on or after the Insured's age 63 but before 65, benefits may continue for up to two years. If the total disability begins on or after the Insured's age 60 but before 63, benefits may continue until up to age 65. If the total disability begins before the Insured's age 60, the benefits will continue as long as the Insured remains totally disabled. You can only elect one of the two Total Disability Riders. We reserve the right to require evidence of the disability before making payment under these Riders, and on an ongoing basis while disability continues. See the Rider(s) for complete details of the coverage.

2.  SURVIVORSHIP LIFE POLICY RIDERS

•  Total Disability Premium Payment Rider(s). This Rider can be purchased for either or both Insureds in connection with your initial Policy Application. It provides that during periods of the covered Insured(s)' total disability, as defined in the Rider, we will pay a Disability Benefit Amount of up to the lesser of one-twelfth (1/12) of the Planned Annual Premium or $2500, as a Premium to this Policy on each monthly Policy Processing Day while total disability continues and other requirements are met. If the Insured's total disability begins at age 65 or later, no benefits will be paid. If the total disability begins on or after the Insured's age 63 but before 65, benefits may continue for up to two years. If the total disability begins on or after the Insured's age 60 but before 63, benefits may continue until up to age 65. If the total disability begins before the Insured's age 60, the benefits will continue as long as the Insured remains totally disabled. We reserve the right to require evidence of the disability before making payment under this Rider, and on an ongoing basis while disability continues. See the Rider(s) for complete details of the coverage.

•  Estate Protection Rider. This Rider provides a limited additional term life insurance benefit in the event that both Insureds die during the first four (4) Policy Years. You may apply for this Rider in connection with your initial Policy application. See the Rider for complete details of the coverage.

PREMIUMS, POLICY ACCOUNT VALUES AND INVESTMENT OPTION VALUES

1.  PREMIUMS

The Policy is a flexible Premium Policy. This means that, subject to certain requirements described below, you may decide when to make Premium payments and in what amounts.

•  Minimum Initial Premium

You must make a Minimum Initial Premium in order for coverage to take effect. Your Minimum Initial Premium will be at least: the Planned Annual Premium if you have selected an annual payment schedule; one-half the Planned Annual Premium if you have selected a semi-annual payment schedule; or one-sixth of the Planned Annual Premium (two month's worth), if you have elected a monthly payment schedule using automatic electronic funds transfer (EFT). We calculate the Minimum Initial Premium based on several factors, including your choice of Face Amount, the Insured's age, sex (in most states) and underwriting classification, and, for a Survivorship Life Policy, by Rider selected.

•  Subsequent Premium Payments

After you pay the first Premium, you can pay subsequent Premiums at any time. Each subsequent Premium payment must be at least $50.

When the Policy is issued, we will provide you with a planned Premium payment schedule reflecting your choice of an annual or semi-annual payment schedule, or a monthly payment schedule if you make payments under our EFT (electronic funds transfer) program. You may select a monthly EFT payment schedule of $100 or more for us to automatically deduct Premiums from your bank account, or from your eligible Fidelity mutual fund or brokerage account.

You are not required to pay Premiums according to the planned Premium payment schedule. It is your responsibility, however, to pay enough Premiums to avoid Lapse of the Policy. For additional information, please see "Lapse and Reinstatement" and "No-Lapse Guarantee," below.

We have the right to limit or refund any Premium or portion of a Premium, or to request additional written instructions if, in our opinion, (1) the Premium would disqualify the Policy as a life insurance contract under the Internal Revenue Code (see "Federal Tax Considerations"); or (2) the Premium would make your Policy a MEC under the Internal Revenue Code (see "Federal Tax

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Considerations"); or (3) the Premium would increase the Net Amount at Risk, unless you provide us with satisfactory evidence of each Insured's insurability. This could occur if the Death Benefit is based on the Policy Account Value times the applicable Internal Revenue Code factor. See "Death Benefit" below.

If you have an outstanding Policy Loan, you should instruct us whether to credit your payments either as Premium payments or as Loan repayments. (See "Policy Loans.") Finally, you may not pay any Premiums after the Policy's Extended Maturity date, although you may make Loan repayments after that date. (See "Extended Maturity.")

•  Method of Payment

You may pay for the Premiums with a personal check drawn on a U.S. bank subject to our approval. We reserve the right to refuse a personal check for any reason. You may also make Premium payments by moving money from your Fidelity mutual fund or brokerage account, or under our EFT program. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common. You may also request that we accept proceeds from another life insurance contract in a transaction that qualifies as a tax-free exchange under Section 1035 of the Internal Revenue Code. However, if we agree to process a requested 1035 exchange, we are responsible only for actions we take and are specifically not responsible for the performance of the transferring insurance company, for the timing of the transfer or for any adverse tax consequences.

•  Purchase Payments Made with Returned Checks or Unfunded Electronic Funds Transfers

If you make a Premium payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Premium payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will: (1) reverse the transaction; and (2) if the reversal results in a loss of more than one thousand dollars ($1,000.00) to us, redeem a sufficient number of Investment Option units at the then-current unit values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options and the Fixed Account in which you are invested.

If you do not have sufficient value in your Cash Surrender Value, we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

•  Allocating Premiums Among Investment Options and Fixed Account

You choose how to allocate your Premium payments among the Investment Options and the Fixed Account, and the percentage to be allocated to each. These options are described below, under "Investment Options and Funds" and "The Fixed Account."

For the initial Premium payment, you choose the allocation on the Application or otherwise in writing before the Policy is issued. During the Free Look Period, Premiums will be credited as described in the "Free Look Period" above. After the Free Look Period, additional Net Premiums allocated to the Investment Options will be credited to your Policy based on the next computed value of an Investment Option unit following receipt of your payment at the Service Center. Net Premiums allocated to the Fixed Account will be credited under your Policy as of the date the payment is received at our Service Center.

For subsequent Premium payments, you may send allocation instructions to our Service Center in accordance with our then-current procedures. We do not accept instructions by fax or electronic mail. If you make a subsequent Premium payment and do not give us allocation instructions for it, we will allocate it among the Investment Options and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt in good order at our Service Center, and will apply only to Premium payments received on or after that date.

Instructions may be expressed in dollars or in percentages. All instructions must be in whole numbers, not decimals or fractions. If you give us instructions that are unclear or incomplete, your Premium payment and any future Premium payments will be allocated to the Government Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

If you pay Premium payments monthly by electronic funds transfer, you will not be able to allocate any of those payments to the Fixed Account.

You may generally not allocate more than $20,000 (including transfers) to the Fixed Account during any one Policy Year. You may not allocate more than 25% of your Policy Account Value or any Premium payment to the Fixed Account and you may not make more than one transfer to the Fixed Account during any one Policy Year. We may discontinue the availability of the Fixed Account for transfers from the Investment Options, or for Premium payments, at any time. These limits may vary in certain states; please review your Policy for specific terms.

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You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction, you should notify the Service Center promptly. We will not be responsible for losses due to unit value changes unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

2.  POLICY ACCOUNT VALUES AND INVESTMENT OPTION VALUES

The Policy Account Value is the starting point for calculating values under a Policy. The Policy Account Value:

•  equals the sum of a Policy's Fixed Account value, all Investment Option values, and Loan Collateral Account value;

•  is determined on each Valuation Day after the Policy becomes effective; and

•  has no guaranteed minimum amount and may be more or less than Premiums paid.

The Cash Surrender Value is the Policy Account Value, less any Loan Balance (which includes accrued interest) and unpaid charges due.

For each Investment Option to which you allocate Premiums, the Investment Option value is equal to the number of Investment Option units held by the Policy multiplied by the Investment Option's unit value at the end of each Valuation Day. Your Policy's number of units in any Investment Option is the sum of all units purchased with Premium payments or Exchanges, minus the sum of all units redeemed as a result of transactions you have requested (including Exchanges, withdrawals, Surrenders or Loans) and units we have redeemed for Policy charges or to pay Policy benefits.

The value of each Investment Option's accumulation units will be calculated as of the close of business (normally 4:00 p.m. Eastern Time) on each day that there is trading on the New York Stock Exchange ("Valuation Day"). The unit value changes on each Valuation Day based on the total return of the Investment Option. The total return reflects the investment performance of the Fund in which the Investment Option invests and is net of the asset charges to the Investment Option. Shares of the Funds are valued at their net asset values as described in the Funds' prospectuses. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

The Policy is "non-participating," meaning there are no dividends. Investment results of the Investment Options are reflected in the Policy Account Value and certain other Policy features.

The investment performance of the Investment Options and underlying Funds, Policy expenses and deduction of charges will affect your Policy Account Value and Cash Surrender Value, and may also affect the amount of your Death Benefit. You bear the entire investment risk for amounts you allocate to the Investment Options. You should periodically review your allocation strategy in light of market conditions and your overall financial objectives.

DEATH BENEFIT AND INSURANCE PROCEEDS

We will pay Insurance Proceeds based on a Death Benefit to the named Beneficiaries: (a) upon satisfactory proof of death of the Insured while a Single Life Policy is in force; or (b) upon satisfactory proof of death of the last surviving Insured (that is, after both Insureds have died) while a Survivorship Life Policy is in force. If all named Beneficiaries die before the Insured, or the last surviving Insured in a Survivorship Life Policy, we will pay the Insurance Proceeds to any surviving Owner(s); if no Owner survives, to the estate of the last surviving Owner.

We will make payment in a lump sum, unless you have agreed with us to a different method of payment. Please contact our Service Center for customer service concerning payment options.

The Insurance Proceeds equal:

•  the Death Benefit (described below); minus

•  any unpaid monthly charges; minus

•  any Loan Balances, including any accrued but unpaid interest; minus

•  any payment made under the Accelerated Benefit, including any accrued but unpaid interest on such a payment.

We calculate the Death Benefit and Insurance Proceeds as of the Valuation Day on or next following: the date of the Insured's death for a Single Life Policy; the date of death of the last surviving Insured for a Survivorship Life Policy. We will transfer the amounts allocated to Investment Options to the Government Money Market Investment Option upon receipt of notice of such Insured's death, while we review or process a death claim. We will also pay interest on Insurance Proceeds to the extent required by applicable state law.

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Once we have received due proof of the Insured's death that is acceptable to us, we will ordinarily pay the Insurance Proceeds to the Beneficiaries within 15 days. These payments may be delayed in the event that we exercise our right to seek additional evidence, see "Policy Validity" below, or in the event of difficulty locating a Beneficiary or determining the correct Beneficiaries.

Upon the payment of Insurance Proceeds, and any additional benefits then due under a Policy Rider, the Policy and all Riders will terminate, except that a Children's Term Rider will continue in force until its termination as described in the Rider.

•  SETTING THE DEATH BENEFIT AT PURCHASE

When you apply for a Policy, you will need to make three decisions in order to set the Death Benefit:

(1)  Select a Face Amount of insurance coverage.

(2)  Choose Death Benefit Option A or Option B, which determines how the Policy Account Value will affect the Death Benefit.

(3)  Choose the tax test we will apply to assure that your Policy is considered life insurance under the Internal Revenue Code.

You can request a hypothetical illustration that shows how each of these decisions affects the benefits of the Policy. You may wish to consult a financial planning or tax professional for additional advice.

Face Amount. The Face Amount sets a minimum level for the Death Benefit. You should pick a Face Amount that satisfies your need for insurance and that you can afford.

Death Benefit Options. This Policy provides two Death Benefit options: Option A and Option B.

Under Option A, the Death Benefit is the greater of:

(1) the Face Amount; or (2) the minimum death benefit under the tax test you select.

Under Option B, the Death Benefit is the greater of:

(1) the Face Amount plus the Policy Account Value; or (2) the minimum death benefit under the tax test you select.

Under either option, the Death Benefit is reset to equal the Policy Account Value on the Extended Maturity date. See "Extended Maturity" below.

If you are comfortable with a fixed Face Amount of insurance coverage and prefer that increases, if any, in Policy Account Value reduce insurance costs, you can choose Option A. Cost of Insurance charges are based on a Policy's Net Amount at Risk, which is the difference between Death Benefit and Policy Account Value. Under Option A, increases in Policy Account Value generally reduce the Net Amount at Risk, while decreases in Policy Account Value generally increase the Net Amount at Risk.

If you prefer to have increases in Policy Account Value, due to Premium payments and/or favorable investment performance, reflected in a variable Death Benefit, you can choose Option B. If you choose Option B and your Policy Account Value increases, it will be reflected in an increased Death Benefit; if, however, your Policy Account Value declines, your Death Benefit will decrease. Policy Account Value may decline due to adverse investment experience and/or Policy charges and deductions, if not offset by Premium payments.

The amount of the Death Benefit may vary with the Policy Account Value:

(1) Under Option A, the Death Benefit will vary with the Policy Account Value only when the applicable tax test requires that the Death Benefit exceed the Face Amount. This may occur when the Policy Account Value is large in relation to the Death Benefit. (See "Tax Test" below.) The Death Benefit will also vary after the Extended Maturity date. See "Extended Maturity" below.

(2) Under Option B, the Death Benefit will always vary with the Policy Account Value.

Tax Test. In order to be treated as life insurance under Federal tax law, the Policy's Death Benefit must meet or exceed the minimum requirements of either the Guideline Premium Test or the Cash Value Accumulation Test. These tests generally impact the Death Benefit when an Owner has a relatively large Policy Account Value in relation to the Face Amount.

You will be asked to specify on your Policy Application whether you choose the Guideline Premium Test (GPT) or the Cash Value Accumulation Test (CVAT), except that if the Insured on a Single Life Policy is 75 years old or more on the Issue Date, the CVAT will automatically apply. The GPT generally gives Owners the ability to minimize insurance costs by maintaining a lower Net Amount at Risk over the life of the Policy. (The Net Amount at Risk is the difference between the Death Benefit and the Policy Account Value, and is the basis for monthly Cost of Insurance charges.) The CVAT, on the other hand, enables an Owner to pay in a greater amount of Premium in the early years of the Policy. Once the Policy is issued, you cannot change the tax test. You should consult a qualified tax advisor regarding your choice of tax tests.

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Under the GPT, a Policy's Death Benefit will not be less than the Policy Account Value times the corridor factor under the Code. The corridor factors, which require that the Death Benefit be greater than the Policy Account Value by a percentage that decreases over time, are shown in the Table of Guideline Premium Test Percentages in your Policy and in the SAI. They are summarized below, based on the Insured's age or, for Survivorship Life Policies, the younger Insured's age, at the start of each Policy Year (for attained ages not shown, percentages decline pro rata each year):

Insured's Attained Age	GPT Corridor Factor	Insured's Attained Age	GPT Corridor Factor
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

Under the CVAT, the Death Benefit will not be less than: (a) 1000 times the Policy Account Value, divided by (b) the Net Single Premium Factor per $1,000 of Death Benefit. The net single premium factors vary based on each Insured's sex, underwriting class, age at Issue and Policy Year, and are shown in your Policy.

•  CHANGING THE DEATH BENEFIT AFTER PURCHASE

After the first Policy Year and while the Policy is in force, you may make a written request to change the Face Amount or the Death Benefit option or both. Any such change may affect the Net Amount at Risk over time, which would affect the monthly Cost of Insurance charge. We reserve the right to discontinue allowing such changes.

We generally do not permit more than one such change in any 12 month period, and we do not permit changes while benefits are being paid under any Disability Rider. We reserve the right to reject any change that may, in our opinion, result in your Policy being disqualified as a life insurance contract under Section 7702 of the Internal Revenue Code. We also reserve the right to require additional written instructions from you in the event that the requested change may, in our opinion, make your policy a MEC under the Internal Revenue Code. A change of Face Amount or Death Benefit option may have unfavorable tax consequences. You should consult a qualified tax advisor before making any change to the Face Amount or the Death Benefit.

In order to request a change of your Face Amount or Death Benefit option, you must submit a written request. If you request an increase in Face Amount or a change in Death Benefit option which, in our opinion, increases our insurance risk, you must also provide additional evidence of the Insured's insurability, as well as any additional paperwork we may require, to our Service Center. The effective date of any requested change in your Death Benefit will be the next monthly Policy Processing Day following the date when we approve your request for a change. A change in Face Amount or Death Benefit option has the effect of amending your Policy terms, and we will send you new Policy schedule pages to reflect this change.

Increasing the Face Amount. You may request an increase in the Face Amount by submitting a written Application and providing evidence of insurability satisfactory to us at our Service Center.

•  The minimum increase is $50,000.

•  We will require that, on the effective date of an increase, and taking the increase into account, the Cash Surrender Value be at least equal to the monthly charges then due.

•  An increase will be effective on the next Policy Processing Day following the date we approve the change, provided that an Insured is living on that date.

•  The total Net Amount at Risk will be affected, which will increase the monthly Cost of Insurance charges.

•  Each increase in Face Amount will have its own Underwriting Class and Cost of Insurance Rates as determined at the time of the increase.

•  We reserve the right to limit increases in the Face Amount to one increase in any twelve (12) month period.

Decreasing the Face Amount. You may request a decrease in the Face Amount by submitting a written request to decrease the Face Amount, but you may not decrease the Face Amount below the applicable minimum initial Face Amount (generally $250,000 for a Single Life Policy and $500,000 for a Survivorship Life Policy). See "Purchasing a Policy" above.

•  The minimum decrease is $25,000.

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•  Any decrease will be effective on the next Policy Processing Day following the date we approve your request.

•  To apply the decrease, we will first reduce any increases in the Face Amount, starting with the most recent. Then we will reduce the initial Face Amount.

A decrease in Face Amount generally will decrease the Net Amount at Risk, on which the Cost of Insurance charges are based. For purposes of determining the Cost of Insurance charge, any decrease in Face Amount will first be used to reduce the most recent increase, then the next most recent increases in succession, and finally the initial Face Amount. However, if a decrease in Face Amount moves a Single Life Policy into a lower Cost of Insurance band, (for example, from $1.1 million to $900,000) then the Cost of Insurance Rate applied to the Policy's Net Amount at Risk may increase. See "Cost of Insurance" below.

Changing Death Benefit from Option A to Option B. In order for us to approve a change from Option A to Option B:

•  The Policy must be in force;

•  The current Face Amount must be greater than the minimum Death Benefit required by Section 7702 of the Internal Revenue Code; and

•  The change must not reduce the Face Amount below the minimum Face Amount we require to issue a Policy.

If we approve a request from Option A to Option B, the following will occur:

•  We first decrease the Face Amount (beginning with the most recent increase, then the next most recent increases in succession, and finally the initial Face Amount) by the Policy Account Value;

•  The Death Benefit will not change on the effective date of the change, but thereafter the Death Benefit will vary daily with changes in Policy Account Value;

•  The Face Amount will be the Net Amount at Risk and will generally remain level after the change. This means there may be a relative increase in the Cost of Insurance charges, which are based in part on Net Amount at Risk, as the Insured ages, because increases in Policy Account Value, if any, will not reduce the Net Amount at Risk;

•  If you also request that the Face Amount stay the same after the change, the change will increase the Net Amount at Risk and the Monthly Deduction applied to your Policy Account Value.

Example:

Change Death Benefit From Option A to Option B	Option A (Before Change)	Calculation: Subtract Policy Account Value	Option B (After Change)
Face Amount	$300,000	-$ 50,000	$250,000
Policy Account Value	$50,000		$50,000
Death Benefit	$300,000		$300,000

Changing Death Benefit from Option B to Option A. In order for us to approve a change from Option B to Option A, the Policy must be in force.

If we approve a request from Option B to Option A, the Face Amount will be increased by the Policy Account Value on the effective date of the change.

Example:

Change Death Benefit From Option B to Option A	Option B (Before Change)	Calculation: Add Policy Account Value	Option A (After Change)
Face Amount	$250,000	+$ 50,000	$300,000
Policy Account Value	$50,000		$50,000
Death Benefit	$300,000		$300,000

•  POLICY VALIDITY

Contestability and Suicide provisions vary according to requirements of state law. This section describes FILI's basic Policy terms, but you should review your Policy for the specific terms.

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Except for Policy Lapse, we will not contest the validity of a Policy after it has been in force during the Insured's life, or the lifetime of the last surviving Insured for a Survivorship Life Policy, for two years continuously from the Issue Date and for 2 years after any Policy reinstatement, or a shorter period if required by state law. Similarly, we will not contest the validity of a Death Benefit change requiring underwriting after such change has been in force during the Insured's life, or the lifetime of the last surviving Insured for a Survivorship Life Policy, for two years, or a shorter period if required by state law. If we wish to contest the validity of a Survivorship Life Policy based on a material misrepresentation concerning the first Insured to die, we will notify you within 12 months after we have received proof of that Insured's death.

If a Policy, or a change in Death Benefit requiring underwriting, has been in force less than two years, or if a reinstated Policy has been in force less than two years from the date of reinstatement, we can contest the validity of the Policy or Death Benefit change on the grounds of any misrepresentation of a material fact in the applicable Policy, reinstatement or Death Benefit change application.

We reserve the right to obtain evidence of the fact, manner and cause of death of any Insured, including the first Insured to die under a Survivorship Life Policy. You and your Beneficiaries agree to provide us with reasonably timely notice of the death of each Insured, including the first Insured to die in the case of a Survivorship Life Policy, so that our rights are not prejudiced by delay.

If an Insured, whether sane or insane, dies by suicide within two years after the Issue Date or within 2 years of any Policy reinstatement, or within the maximum period permitted by state law, if less, the following will occur:

•  a Single Life Policy will terminate;

•  a Survivorship Life Policy will terminate upon the suicide of either Insured during the time period if permitted by state law; otherwise the Policy will terminate only upon the suicide of the second Insured to die within the time period.

If a Policy terminates due to a suicide, our liability will be limited to the Premiums paid for the Policy, less Loans and withdrawals.

If an Insured, whether sane or insane, dies by suicide within two years after a change in Death Benefit requiring underwriting, or within the maximum period permitted by state law, if less, our liability will be limited to the Insurance Proceeds that would have been payable if the change had not taken effect, plus any additional Cost of Insurance charges taken as a result of the change.

If the age or sex of an Insured is misstated in the Policy Application, the following will occur:

•  if we discover the misstatement while any Insured is living, we will retroactively adjust the Policy Account Value and the Cash Surrender Value to reflect the Monthly Charges that would have applied if the Policy had correctly stated the age and sex of each Insured;

•  if we discover the misstatement after the death of the Insured in a Single Life Policy or after the death of both Insureds under a Survivorship Life Policy, we will change the Face Amount, Death Benefit and Insurance Proceeds, as well as any Death Benefit payable under any Riders, to reflect the amount that would be purchased by the most recent deductions for the Cost of Insurance and applicable Riders, applying each Insured's correct age and sex.

Any modifications or waiver of our rights under a Policy are valid only if they are in writing and signed by the President, Secretary, or Assistant Secretary of FILI. We may modify the Policy to the extent necessary or appropriate to conform to applicable law, to assure continued qualification of the Policy as a life insurance Policy under Federal tax laws, or to reflect a change in the operation of the Variable Account. We will send you an endorsement to the Policy to reflect any such modifications.

EXTENDED MATURITY

A Single Life Policy Extended Maturity begins on the Policy Anniversary nearest the Insured's 100th birthday. A Survivorship Life Policy Extended Maturity begins on the Policy Anniversary nearest the 100th anniversary of the younger Insured's date of birth, even if the younger Insured is not the surviving Insured. At this time:

•  we will discontinue Monthly Deductions;

•  the Death Benefit will be converted to, and thereafter be defined as, the Policy Account Value, without regard to the Face Amount or Death Benefit option chosen;

•  we will not accept any new Premiums or, in most states, make any new or additional Policy Loans;

•  any Policy Loans will continue in place and interest will continue to accrue unless and until the Loans are repaid; and

•  the Owner retains all other rights under the Policy.

The tax consequences of continuing the Policy during Extended Maturity are not clear. You should consult a qualified tax advisor if you intend to do so.

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Florida Residents: This Extended Maturity feature is not available in Florida. For Florida residents, the Single Life Policy will mature on the Policy Anniversary nearest the Insured's 100th birthday, if the Insured is still living on that day. Upon maturity, the Policy will terminate and we will pay the Cash Surrender Value to the Policy Owner and retire any Policy Loan by retaining the balance in the Loan Collateral Account. The Survivorship Life Policy will mature on the Policy Anniversary nearest the 100th anniversary of the younger Insured's date of birth, even if the younger Insured is not the surviving Insured. Upon maturity, the Policy will terminate and we will pay the Cash Surrender Value to the Policy Owner and retire any Policy Loan by retaining the balance in the Loan Collateral Account.

Facts About the Insurance Company, Variable Account, Investment Options
and Fixed Account

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

Fidelity Investments Life Insurance Company ("we" or "FILI") issues the Policy, and is obligated to pay all amounts promised under the Policy. FILI's financial statements appear in the SAI. Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Life Account I ("Variable Account") is a separate investment account of FILI, and was established on July 22, 1987. It is used to support the variable universal life policies described herein. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). The Variable Account's financial statements appear in the SAI. The Variable Account is divided into subaccounts ("Investment Options").

Income, gains, and losses credited to, or charged against, an Investment Option reflect the Investment Option's own investment performance and not the investment performance of our other assets. We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised under the Policy.

INVESTMENT OPTIONS AND FUNDS

There are currently forty-seven Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser and principal sub-adviser, if any. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus, and if available, summary prospectus for more information about that particular Fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Freedom 2005 Portfolio*	Seeks high total return with a secondary objective of principal reservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2010 Portfolio*	Seeks high total return with a secondary objective of principal reservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2015 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2020 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2025 Portfolio*	Seeks high total return with a secondary objectives of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2030 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom Income® Portfolio*	Seeks high total return with a secondary objective of principal preservation	FMR Co., Inc.
Fidelity VIP FundsManager® 20% Portfolio*	Seeks high current income and, as a secondary objective, capital appreciation	FMR Co., Inc.
Fidelity VIP FundsManager® 50% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 70% Portfolio*	Seeks high total return	FMR Co., Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP FundsManager® 85% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP Government Money Market Portfolio**	Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.

*  Prior to October 22, 2015, the portfolio's investment advisor was Strategic Advisers®, Inc.

**  Prior to December 1, 2015, the portfolio was known as Fidelity VIP Money Market.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

We calculate the number of shares that you may instruct us to vote by dividing your Policy Account Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under Federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Fidelity Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish. The other Funds may be offered to qualified plans as well as to insurance company separate accounts.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

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CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Policies.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Policies. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain any required SEC and other approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

THE FIXED ACCOUNT

Because of exemptive and exclusionary provisions, we have not registered interests in the Fixed Account under the Securities Act of 1933, nor have we registered our general account as an investment company under the 1940 Act. Interests in the Fixed Account are generally not subject to the provisions of those laws, and FILI has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account and our general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Fixed Account is a portion of our general account. You may allocate a portion of your Premium payments or transfer a part of your Policy Account Value to the Fixed Account. The value of your interest in the Fixed Account does not fluctuate with the investment experience of our general account or the investment experience of the Investment Options.

We guarantee that money held in the Fixed Account will accrue interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule.

When you allocate money to the Fixed Account, we assign an interest rate to that amount. The rate will be guaranteed for a period of time. The length of that period will depend on when you allocate the amount to the Fixed Account.

When the initial guaranteed period ends, we will assign a new rate to that amount, and the new rate will be guaranteed for a period of at least one year. At the end of each guaranteed period we will set a new rate, each time for a period of at least one year.

Different rates may apply to different amounts in the Fixed Account. The rate for a given amount will depend on when that amount was first allocated to the Fixed Account. Also, the interest rate we apply to any particular amount will vary from time to time.

We reserve the right to limit or discontinue at any time the availability of the Fixed Account, both for transfers from the Funds and for Premium payments. If you attempt to allocate any portion of a Premium payment to the Fixed Account in excess of permitted amounts, we will place any excess in the Government Money Market Investment Option.

You may generally not allocate more than $20,000 (including transfers) to the Fixed Account during any one Policy Year. You may not allocate more than 25% of your Policy Account Value or of any Premium payment to the Fixed Account and you may not make more than one transfer to the Fixed Account during any one Policy year. These limits may vary in certain states; please review your policy for specific terms.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS AND FIXED ACCOUNT

In general, you may make transfers of money ("Exchanges") among the Investment Options and/or the Fixed Account by sending us instructions in writing with your original signature or by calling us. We do not accept instructions by fax, electronic mail or via the internet, or instructions that are not in good order under our then-current procedures.

We do not currently impose any charges when you make Exchanges but we reserve the right to impose a charge if you make Exchanges on more than twelve days during a calendar year. Certain Funds do, however, impose a short-term redemption fee. See "Certain Funds Impose a Short-Term Redemption Fee" below.

Making excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We may limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each Policy Year and we may limit the number of Exchanges permitted. We may also require you to submit your Exchanges by mail.

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Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

•  Making Exchanges by Telephone

Currently you may make Exchanges by telephone up to 18 days in each calendar year. You may make Exchanges on additional days only by a letter to our Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone. We also reserve the right to limit the amount of any telephone Exchange or to reject any telephone Exchange.

We will not be responsible for any losses resulting from unauthorized telephone Exchanges if we follow reasonable procedures designed to verify the identity of the caller. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Service Center immediately if you find any discrepancies. We will not be responsible for losses resulting from unit value changes unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

•  Use of Market Timing Services

Some Owners desire to use firms or individuals who engage in market timing. Market timing services usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners of variable life insurance policies or variable annuity contracts who allocate money to the Funds.

To protect Owners not using market timing services, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one person. We also reserve the right to reject Exchange instructions we receive from a market timing firm or other third party that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners of variable life insurance policies or variable annuity contracts. In the event we reject an Exchange without a prior warning, we will promptly notify the party requesting the Exchange of the rejection by telephone, in writing or in the manner the request was made.

•  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying Fund. Frequent Exchanges may reduce the mutual fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These Funds carry a significant risk that short-term trading may go undetected. The Funds themselves generally cannot detect individual Owner Exchange activity, because they are owned primarily by insurance company separate accounts that aggregate Exchange orders from Owners of individual Policies. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

•  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or Exchanges) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those Funds, not inconsistent with the policies and procedures described below.

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Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or Exchanges in a Fund, and potentially in all Fidelity Funds. Further, Owners who have engaged in frequent trading in other Fidelity Funds - or in Other Funds - may be subject to temporary or permanent restrictions on purchases or Exchanges in those Funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Policy, at any time without notice to Owners.

Although there is no minimum holding period and Owners can make withdrawals or Exchanges out of any Investment Option at any time, Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or Exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or Exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures. FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Policy over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or Exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another roundtrip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Policy owned or controlled commonly with a Policy subject to the above restrictions, or in respect to any Policy owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Transactions of $1,000 or less will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3)  Dollar cost averaging, automatic rebalancing and automatic Premium payment programs via electronic funds transfer ("EFT") will not count toward an Investment Option's roundtrip limits;

(4)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Day in which we receive the request at our Service Center. Generally the purchase of Investment Option units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option ("Source") that invests in an equity Fund that is in an illiquid position due to substantial redemptions or Exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option ("Target") that invests in a Government Money Market Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Source Investment Option obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the Source Investment Option will remain as a fixed obligation of the Source Investment Option and will not participate in the investment results of either the Source or the Target Investment Option.

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•  Exchanges To and From the Fixed Account

There is no additional charge for Exchanges to or from the Fixed Account. You can make Exchanges to and from the Fixed Account only in accordance with our then current procedures for such Exchanges and only with our consent. We may discontinue the availability of the Fixed Account for Exchanges from the Investment Options or for Premium payments at any time. We also reserve the right to limit the frequency and amount of Premiums allocated to, and Exchanges into, the Fixed Account.

You may currently make one transfer per Policy Year from the Variable Account to the Fixed Account. However, for one year following your last Exchange out of the Fixed Account, you may not (1) exchange any portion of your Policy Account Value from the Investment Options to the Fixed Account, or (2) allocate any portion of any Premium payment to the Fixed Account. You may generally not allocate more than $20,000 (including transfers) to the Fixed Account during any one Policy Year. You may not allocate more than 25% of your Policy Account Value to the Fixed Account and you may not make more than one transfer to the Fixed Account during any one Policy Year. If you attempt to make an Exchange into the Fixed Account in excess of permitted amounts, we may reject the entire Exchange. These limits may vary in certain states; please review your Policy for terms applicable in your state.

The minimum dollar amount you may Exchange from any Investment Option to the Fixed Account is $250, unless you have less than $250 in an Investment Option. Then you may exchange the entire amount from the Investment Option to the Fixed Account. We will determine in our sole discretion the maximum amount that you can exchange from the Fixed Account.

If you pay Premiums monthly by electronic funds transfer, you will not be able to allocate any of those payments to the Fixed Account.

When you withdraw or Exchange amounts out of the Fixed Account, the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of each annual renewal interest guarantee period after the Policy Issue Date, we will set the amount that may be Exchanged into or out of the Fixed Account for the next year, provided that these amounts will not be less than the minimum specified above.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Government Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Options"), but not both, to the other Investment Options you select (the "Destination Options"). You may not, however, select the Source Options as Destination Options. Each month you must move at least $250 to each Destination Option then in effect. You may change your Source Option or your Destination Options at any time, by calling us or by sending written notice to our Service Center. Dollar Cost Averaging transactions do not count toward the Policy's limits on the number of Exchanges.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Service Center.

You may not use Dollar Cost Averaging to transfer money to the Fixed Account. You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form. Automatic Rebalancing transactions do not count toward the Policy's limits on the number of Exchanges.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing if you have a balance in the Fixed Account. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

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Please note that Automatic Rebalancing may result in a short-term redemption fee imposed by certain Funds. For more details about this fee, including a list of the Funds that impose it, please see "Certain Funds Impose a Short-Term Redemption Fee" below.

More About the Policy and the Variable Account

CHARGES AND DEDUCTIONS

The Policy is subject to several types of charges and deductions, which will affect the Policy Account Value, Cash Surrender Value and the risk of Lapse, and may affect the Death Benefit.

1.  SALES OR SURRENDER CHARGES. We do not deduct a sales charge from Premium payments, nor a Surrender charge upon Surrenders or Partial Withdrawals.

2.  STATE TAX CHARGE. We deduct a tax charge from each Premium payment to pay applicable state taxes that are assessed as a percentage of Premiums received by the Company. We do not currently deduct any taxes assessed by municipalities or other governmental entities, but we have the contractual right to do so if we provide you with advance written notice. State taxes vary by jurisdiction and may change from time to time. We charge only 2.25% regardless of whether the applicable tax rate is higher or lower, but may in the future increase the State Tax Charge up to the applicable state tax rate.

3.  MONTHLY DEDUCTION. We make a deduction from the Cash Surrender Value as of each monthly Policy Processing Day to compensate us for administrative expenses and for the Policy's insurance coverage. You may instruct us to take these deductions from the Government Money Market Investment Option (but not from the Fixed Account), or from all Investment Options and the Fixed Account on a pro rata basis, based on the proportion of the Cash Surrender Value then allocated to each Investment Option and to the Fixed Account as of each Policy Processing Day. You may change these instructions by giving written notice to us at our Service Center. If you do not provide us with written instructions, or if we cannot make a Monthly Deduction per your instructions, we will take the Monthly Deductions from the Investment Options and Fixed Account based on the proportion then allocated to each Investment Option and to the Fixed Account as of each Policy Processing Day.

The Monthly Deduction has 4 components: the monthly Cost of Insurance charge; the monthly Policy charge; the monthly unit charge (Survivorship Life Policies only); and charges for Riders you select (as specified in the applicable Riders).

•  Cost of Insurance. We assess a monthly Cost of Insurance charge to compensate us for providing the Death Benefit. Because this charge depends on a number of variables (Issue Age, sex (in most states), Underwriting Class, Policy Year and Face Amount), it varies from Policy to Policy and from Policy Processing Day to Policy Processing Day. Your Policy Schedule indicates the guaranteed maximum Cost of Insurance Rates applicable to your Policy.

The Cost of Insurance charge is equal to the Net Amount at Risk for your Policy on the Policy Processing Day, times the applicable monthly Cost of Insurance Rate.

Net Amount at Risk. The Net Amount at Risk is equal to the Death Benefit minus the Policy Account Value on each monthly Policy Processing Day, regardless of your choice of Death Benefit. Under either Death Benefit Option, a Face Amount increase or decrease will increase or decrease the Net Amount at Risk. In addition, under Death Benefit Option A, the Net Amount at Risk generally increases when the Policy Account Value decreases, and decreases when the Policy Account Value increases. Therefore, the Net Amount at Risk is affected by any factor that affects the Policy Account Value, including investment performance, Premium payments, Policy charges, and withdrawals. Under Death Benefit Option B, the Net Amount at Risk is generally the same as the Face Amount and not affected by changes in Policy Account Value. However, under either Death Benefit Option, while your Policy Death Benefit is determined by the tax test, both the Death Benefit and the Net Amount at Risk will generally increase or decrease based on increases or decreases of the Policy Account Value.

We calculate the Net Amount at Risk separately for the initial Face Amount and for any increases in Face Amount. If we approve an increase in your Policy's Face Amount, then a different Underwriting Class (and a different Cost of Insurance Rate) may apply to the amount of the increase, based on each Insured's circumstances at the time of the increase. In order to determine the Net Amount at Risk for each coverage layer, we first calculate your Policy's total Net Amount at Risk. This total Net Amount at Risk includes any increase to the Death Benefit due to the requirements of your Policy's tax test. The total Net Amount at Risk is then allocated among the coverage layers, up to each coverage layer's Face Amount, in the reverse order in which the coverage layers were added to the Policy. Any remaining Net Amount at Risk will be allocated to the initial Face Amount layer, even if that Net Amount at Risk is greater than the initial Face Amount.

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Cost of Insurance Rates. We base the Cost of Insurance Rates on each Insured's Issue Age, sex (or unisex rate), Underwriting Class, number of full years the insurance has been in force and, for a Single Life Policy, the Face Amount. The actual monthly Cost of Insurance Rates are based on, among other things, our expectations as to future mortality and expense experience. We may increase or decrease these rates from time to time, but the rates will never be greater than the guaranteed Cost of Insurance Rates stated in your Policy. These guaranteed rates are based on: either the 1980 or 2001 Commissioner's Standard Ordinary Mortality Table, as specified in your Policy, except that we may adjust the table rates in order to offer flat guaranteed rates during the first ten (10) Policy Years; and each Insured's age nearest birthday, sex (except where unisex rates are required), and smoker/nonsmoker status. Any change in the Cost of Insurance Rates will be on a uniform basis for all Insureds of the same Issue Age, sex, Underwriting Class, and number of full years insurance has been in force.

A Single Life Policy's Cost of Insurance Rate also depends in part on the Face Amount. We have three different Cost of Insurance "bands" applicable to Face Amounts of: 1) under $500,000, 2) $500,000 to $999,999, and 3) $1 million or above. Higher bands have lower Cost of Insurance Rates. If you make a Policy change that reduces your Single Life Policy's Face Amount into a different Cost of Insurance band (i.e. reduction from $1.1 million to $900,000) then we may change your Cost of Insurance Rate to the appropriate rate for the new Face Amount.

Underwriting Class. When you apply for a Policy, we will place each Insured in an Underwriting Class based on our underwriting process. We currently place Insureds into preferred classes, standard classes and non-standard classes with extra ratings, and smoker/nonsmoker status.

If all other factors are equal, the Cost of Insurance Rates will generally be lower for preferred classes than standard classes, and lower for standard classes than nonstandard classes. A Nonsmoking Insured will generally incur lower Cost of Insurance Rates than an Insured in the same Underwriting Class who is classified as a smoker. For Insureds under age 18, we have one set of rates; we do not have separate smoker and nonsmoker status, or separate preferred and standard Underwriting Classes. An Insured child who reaches age 18 will be classified as a standard smoker unless and until the Insured provides satisfactory evidence of non-smoker status and/or evidence that they qualify for our preferred Underwriting Class.

•  Monthly Policy Charge. The $5.00 monthly charge compensates us for some of our ordinary administrative expenses, such as recordkeeping, processing Death Benefit claims and Policy changes, preparing and mailing reports, and overhead costs. This charge will not be increased during the life of the Policy.

•  Monthly Unit Charge (Survivorship Life Policy Only). We deduct a monthly unit charge, expressed as an amount per $1,000 of the Policy's Face Amount, for the first three Policy Years and for the three years (36 monthly Policy Processing Days) following a Face Amount increase. This charge compensates us for a portion of the additional underwriting and issue costs associated with a Survivorship Life Policy. The unit charge per $1,000 of Face Amount will never be greater than the rate set forth in the Policy Schedule.

•  Charges for Optional Riders. Riders offering supplemental benefits are also available under the Single Life Policy and the Survivorship Life Policy. See "Other Benefits," above. We deduct any monthly charges for these Riders from the Cash Surrender Value as part of the Monthly Deduction. Rider charges are described in the "Periodic Charges" table for each Policy, above.

Changes in Face Amount. We do not charge a transaction fee for any increases or decreases in your Policy's Face Amount. However, increases in Face Amount will generally increase the Policy's Net Amount at Risk and the monthly Cost of Insurance charges. See "Changing the Face Amount" above.

4.  MORTALITY AND EXPENSE RISK CHARGE. We assess a daily charge against the Policy's assets that are invested in the Investment Options of the Variable Account (but not the Fixed Account) to compensate us for certain mortality and expense risks we assume. The mortality risk is that Policy Insureds will live for a shorter time on average than we project, requiring us to make larger or earlier payments than we project. The expense risk is that our costs of issuing and administering the Policies will be greater than we can collect through other charges. We deduct a daily charge at an annual rate of 1.00% of the average daily net assets of your Policy in the Variable Account during the first twenty (20) Policy Years. The mortality and expense risk charge rate will then be reduced to an annual rate of 0.40% of the average daily net assets of your Policy in the Variable Account in the twenty-first (21st) Policy Year and beyond. These rates are guaranteed not to increase.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge is more than the actual costs, the excess can be used to cover our administrative or distribution costs, or added to our surplus.

5.  EXCHANGE CHARGE. We do not currently impose any charges when you Exchange among Investment Options or the Fixed Account, but we reserve the right to impose a charge if you Exchange on more than twelve days during a calendar year. We would deduct the Exchange charge from the amount being exchanged.

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6.  CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE. Ten Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by FILI, and are part of the Fund's assets. The ten Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

If you redeem an interest in one of these Investment Options that you have held for less than 60 days, the amount redeemed will be subject to a 1% short-term redemption fee. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Investment Option occurs when you withdraw money from your Policy from that Investment Option or exchange from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one-time transactions and to periodic transactions, such as redemptions made under Automatic Rebalancing and Dollar Cost Averaging programs. The fee will not apply to redemptions we make for the purpose of collecting the Monthly Deduction.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes the redemption fee. On Day 58, you redeem 50 units from the Investment Option. The value of those 50 units at the time of Exchange is $500.

The fee applies to the entire amount exchanged. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

7.  FUND EXPENSES. The value of the net assets of each Investment Option reflects the management fees and other expenses incurred by the corresponding Fund in which the Investment Option invests. For more information on the fees and expenses, please refer to the Fund prospectuses and the "Funds' Operating Expenses" table included in the summary of this prospectus.

8.  REDUCTION IN CHARGES. The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative, or other costs. We also may reduce or waive charges on Policies sold to employees, officers, directors or agents of FILI or its affiliates, and to their immediate family members. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total Premiums expected to be paid, total assets under management for the Owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, expected persistency of these individual Policies, and any other circumstances which FILI believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any Owners. The Company may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

The Company or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the Funds' advisers or their affiliates. These payments are not Policy charges, and do not increase the Fund or Policy charges described in this section or in the Fee Table.

SURRENDERS AND PARTIAL WITHDRAWALS

You may Surrender your Policy at any time while any Insured is alive and the Policy is in force. We will send you the Cash Surrender Value less any required tax withholding, any applicable Fund short-term redemption fee, and any outstanding charges. You must send written instructions to our Service Center to initiate a Surrender, and we may require that you return your Policy. Your Policy will terminate on the date we receive your Surrender request in good order at our Service Center.

You may also make Partial Withdrawals of $500 or more from the Cash Surrender Value while any Insured is alive and the Policy is in force. You may not make a Partial Withdrawal that would reduce your Cash Surrender Value to less than $2,500.

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If you do not specify where we should take the money for a Partial Withdrawal, we will take it proportionately from all the Investment Options and from the Fixed Account. You may, in the alternative, specify the dollar amounts or percentages to be withdrawn from each Investment Option (but not the Fixed Account), provided that the Partial Withdrawal amount is less than the total you have in all the Investment Options. If you request a Partial Withdrawal in an amount that is more than the total you have in all the Investment Options, you may instruct us to withdraw all the money you have in the Investment Options and the rest from the Fixed Account.

You may request Partial Withdrawals by sending us a letter or calling us at the Service Center. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $500,000; (2) total telephone withdrawals in a seven day period cannot total more than $500,000; and (3) if we have recorded an address change for an Owner during the past 15 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone withdrawal requirements or limitations.

For jointly owned Policies, all checks will be made payable to both Owners. You may have the money transferred to your bank account, or to a Fidelity mutual fund or brokerage account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

FILI reserves the right to restrict your Contract from Surrenders, Partial Withdrawals, and/or Exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from Surrenders, Partial Withdrawals, and/or Exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will normally pay you the amount of any Surrender or Partial Withdrawal, less any taxes withheld, any applicable Fund short-term redemption fee and any outstanding charges, within seven days after we receive the Surrender or Partial Withdrawal request in good order at the Service Center. We may, however, delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

In addition, we reserve the right to delay payment of any Partial Withdrawal or Surrender from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed more than 30 days, we will credit interest from the date of the withdrawal request at a rate not less than 1.0% per year compounded annually or, if greater, the rate required by applicable law.

EFFECT OF SURRENDERS AND PARTIAL WITHDRAWALS

•  A Surrender will take effect and the Policy will terminate on the date we receive your request in good order at our Service Center.

•  Once you Surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

•  A Partial Withdrawal reduces the Cash Surrender Value, and can affect the Face Amount, Death Benefit, and the Net Amount at Risk (which is used to calculate the Cost of Insurance charge).

•  If Death Benefit Option A is in effect, we will reduce the Face Amount by the amount of the Partial Withdrawal. For purposes of determining the Cost of Insurance charge, any decrease will first be used to reduce the most recent increase in Face Amount, then the next most recent increases, and finally the initial Face Amount. However, if a decrease in Face Amount moves a Single Life Policy into a lower Cost of Insurance band, (for example, from $1.1 million to $900,000) then the Cost of Insurance Rate applied to that Policy's Net Amount at Risk may increase.

•  If Death Benefit Option B is in effect, a Partial Withdrawal will not affect the Face Amount, but the Death Benefit will be reduced in the same amount as the Policy Account Value.

•  You may not make a Partial Withdrawal if, or to the extent that, the Partial Withdrawal would reduce the Face Amount below the minimum Face Amount we require in order to issue a Policy, generally $250,000 for a Single Life Policy and $500,000 for a Survivorship Life Policy. See "Purchasing a Policy" above.

•  We reserve the right to reject a request for a Partial Withdrawal if, in our opinion, the requested Partial Withdrawal may cause the Policy to fail to qualify as life insurance under the Internal Revenue Code. In such a situation, you may reduce the amount of the Partial Withdrawal or request a Surrender.

•  Partial Withdrawals may increase your risk of Lapse. Both Surrenders and Partial Withdrawals may have unfavorable tax consequences. You should consult a qualified tax advisor before making a Surrender or Partial Withdrawal. See "Policy Lapse and Reinstatement" and "Federal Tax Considerations."

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SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and FILI from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

(1)  Loss of account ownership.

(2)  Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker/dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

LOANS

After the first Policy Year, while any Insured is alive and the Policy is in force, you may submit a request to borrow money from us using the Policy as the only collateral for the Loan. We normally pay you the Loan proceeds within seven (7) days after we receive a Loan request in good order. We may postpone payment of Loans under certain conditions, as described in "Surrenders and Partial Withdrawals."

•  The minimum Loan you may take is $500.

•  The maximum Loan you may take is up to 90% of your Policy Account Value.

•  If you have a Policy Loan outstanding, you may take an additional Loan so long as the total of all your Policy Loans does not exceed 90% of the Policy Account Value, including outstanding Policy Loan indebtedness.

•  If you have another life insurance policy with an outstanding loan and wish to transfer that policy's proceeds into this Policy under Section 1035 of the Internal Revenue Code, we may permit you to carry over the Loan Balance even during the first Policy Year. You may not, however, request any new Loan proceeds during the first Policy Year.

•  In most states, we will not extend new or additional Policy Loans after the Extended Maturity Date.

1.  LOAN BALANCE AND LOAN COLLATERAL ACCOUNT. After your Loan application is approved, we will take three steps as of the close of business on the next Valuation Day:

•  We will send you the initial Loan amount requested from our general account.

•  We will set up an account to record the amount you owe, the "Loan Balance." Initially, of course, the Loan Balance is equal to the initial Loan amount we have sent you.

•  Finally, to secure the Loan, we will transfer a net amount equal to the initial Loan Balance out of your Investment Options and Fixed Account and into a Loan Collateral Account that we hold as collateral. You may specify that we redeem this amount from specific Investment Options. Otherwise, we will transfer the Loan amount on a pro rata basis from all of your Investment Options and the Fixed Account based on the proportion of the Cash Surrender Value then allocated to each Investment Option and to the Fixed Account on the date of the transaction. These amounts will remain in the Loan Collateral Account until you repay the Loan.

•  If we have approved your request to transfer proceeds to this Policy from another policy subject to an outstanding Loan, your initial Loan Balance and Loan Collateral Account will be the outstanding Loan Balance you owed under the prior policy, and we will pay no new Loan proceeds to you.

The amounts held in the Loan Collateral Account are part of your Policy Account Value. While you have an outstanding Loan Balance, the Cash Surrender Value will be the Policy Account Value (including the Loan Collateral Account balance) less the Loan Balance and any unpaid charges due.

As long as the Loan is outstanding, we will continue to hold an amount as collateral for the Loan in the Loan Collateral Account. This amount is not affected by the investment performance of the Investment Options and will not be credited with the interest rates accruing on the Fixed Account. Amounts held in the Loan Collateral Account will accrue Loan interest and affect the Policy Account Value, even after the Loan is repaid, because these amounts will miss the opportunity to participate in the investment performance of the Investment Options while the Loan is outstanding.

2.  INTEREST PROCESSING. We charge you interest at a six percent (6%) annual rate on your Loan Balance. This rate will not be adjusted. Interest will be accrued and compounded (that is, become part of the Loan Balance) on each monthly Policy Processing Day.

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Amounts in the Loan Collateral Account earn interest at an annual rate guaranteed not to be lower than four percent (4%) before the tenth (10th) Policy anniversary, and 5.75% thereafter. Loan interest is credited to the Loan Collateral Account on each monthly Policy Processing Day.

Loan interest capitalizes annually on the Policy Anniversary date, or when you take out a new Loan or make a repayment. Two things happen simultaneously when Loan interest capitalizes. First, the interest we have credited on the Loan Collateral Account is exchanged into the Investment Options and the Fixed Account in accordance with your then-current Premium allocation instructions. Second, we transfer an amount equal to the interest accrued upon your Loan Balance since the last Loan interest capitalization from your Cash Surrender Value to the Loan Collateral Account. We will obtain this amount by making redemptions from the Government Money Market Investment Option, or on a pro-rata basis from your balances in all Investment Options and the Fixed Account, based on your then-current Monthly Deduction instructions. (See "Monthly Deduction.")

3.  REPAYMENT. You may repay all or part of your indebtedness at any time while any Insured is alive and the Policy is in force. Upon each Loan repayment, we will allocate an amount equal to the Loan repayment (but not more than the Loan Balance) from the Loan Collateral Account back to the Investment Options and/or Fixed Account according to your then-current new Premium allocation instructions and our Premium allocation procedures. (See "Allocating Premiums Among Investment Options and Fixed Account.") We will treat any repayment in excess of the Loan Balance as a Premium payment.

While your Loan is outstanding, we will credit payments we receive as Premium payments or Loan repayments in accordance with your written instructions. If we do not receive written instructions, we will assume that any payments you make are Premium payments.

Making Premium payments while a Loan is outstanding will increase your short-term costs of owning a Policy. Loan repayments, unlike Premium payments, are not subject to the State Tax Charge and will reduce net interest charges. Accordingly, while you have a Loan outstanding, you should provide written instructions about whether you want us to treat each payment as a Loan repayment or a Premium payment.

4.  EFFECT OF LOANS ON POLICY ACCOUNT VALUES AND INSURANCE PROCEEDS.

•  The amount of the Loan Balance, including unpaid principal and any accrued and unpaid interest, reduces the Cash Surrender Value and the Insurance Proceeds payable on the Insured's death.

•  Amounts transferred as collateral to the Loan Collateral Account do not participate in the investment performance of the Investment Options, or earn Fixed Account interest, as long as the Loan is outstanding. Moreover, the interest we charge on your Loan Balance is greater than the interest earned on the Loan Collateral Account. This may limit your opportunity for asset growth over the long term.

•  Repaying a Loan causes the Insurance Proceeds and the Cash Surrender Value to increase by the amount of the repayment.

•  If your indebtedness causes the Cash Surrender Value on a Policy Processing Day to be less than the Monthly Deduction due, and the No-Lapse Guarantee no longer applies, your Policy will go into Default and enter a Grace Period. See "Policy Lapse and Reinstatement." If the Default is not remedied before the end of the Grace Period, the Policy will Lapse and we will repossess the collateral held in the Loan Collateral Account and use it to reduce or eliminate the Loan Balance.

•  Policy Loans may increase your risk of Lapse and may have unfavorable tax consequences. You should consult a qualified tax advisor before taking a Policy Loan. See "Policy Lapse and Reinstatement" and "Federal Tax Considerations."

POLICY LAPSE AND REINSTATEMENT

A Policy will go into Default if, on a monthly Policy Processing Day, the Cash Surrender Value is insufficient to pay the amount of the Monthly Deduction and the No-Lapse Guarantee no longer applies to the Policy. Therefore, a Policy could Lapse eventually if its Cash Surrender Value is not sufficient to cover Policy charges.

We will notify you in writing of any Default and will allow you a Grace Period of 61 days from the date of the written notice, in which you may make a Premium payment sufficient to bring the Policy out of Default. The required payment will be the accumulated deficiencies plus three (3) months' Monthly Deductions.

If we do not receive the required payment by the end of the Grace Period, the Policy will Lapse: that is, terminate with no value. If there is a Policy Loan, we will repossess the collateral held in the Loan Collateral Account and use it to reduce or eliminate the Loan Balance. In addition, a Policy Lapse may have unfavorable tax consequences. See "Federal Tax Considerations."

1.  DEATH DURING GRACE PERIOD. If the Insured under a Single Life Policy, or the last surviving Insured under a Survivorship Life Policy, should die during the Grace Period, the Cash Surrender Value used in the calculation of the Death Benefit will be the Cash Surrender Value as of the Policy Processing Day on which the Policy went into Default.

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2.  NO-LAPSE GUARANTEE. As long as your Policy satisfies the No-Lapse Guarantee Cumulative Premium Test, we guarantee that the Policy will not go into Default during the No-Lapse Guarantee Period, even if adverse investment experience or other factors should cause the Cash Surrender Value to fall to zero or below. The No-Lapse Guarantee applies to all Underwriting Classes. The No-Lapse Guarantee Period for a Single Life Policy is the first ten (10) Policy Years, if the Issue Age of the Insured is 70 or less; or the first five (5) Policy Years, if the Issue Age of the Insured is 71 or more. The No-Lapse Guarantee Period for a Survivorship Life Policy is the first five (5) Policy Years. After the end of the No-Lapse Guarantee Period, this guarantee no longer applies. If you make a material change to your Policy, such as an increase or decrease in the Face Amount, the Premium payments necessary to maintain this guarantee may increase or decrease.

Because this guarantee prevents Lapse during the No-Lapse Guarantee Period, it is possible for your Cash Surrender Value to decline below zero. In this case, unless you repay the negative balance before the end of the No-Lapse Guarantee Period, your Policy will Lapse after the end of that period.

The No-Lapse Guarantee is not available in all states.

No-Lapse Guarantee Cumulative Premium Test. At the time you purchase your Policy, we will provide you with a Planned Premium Payment Schedule. The No-Lapse Guarantee Cumulative Premium Test is satisfied if, on each monthly Policy Processing Day, the sum of all Premiums paid to date, less any Loans and withdrawals taken and any charges or interest then due, is equal to or exceeds the sum of the payments that would have been made through that date if the Planned Annual Premium had been paid in timely equal monthly installments prior to each Policy Processing Day. If you fail the Cumulative Premium Test and fail to make the necessary payments during the NLG Grace Period (defined below), you will not be able to reinstate this guarantee.

NLG Grace Period. If your Policy fails the No-Lapse Guarantee Cumulative Premium Test on a monthly Policy Processing Day, we will send you a letter indicating that you have a grace period of thirty (30) days from the day your Policy failed the test, in which to pay Premiums sufficient to make up the shortfall.

Important: If your Policy fails the No-Lapse Guarantee Cumulative Premium Test and you fail to make the necessary payment before the end of the NLG Grace Period, the guarantee will no longer apply and there is no way to reinstate the guarantee. If the Policy still has a sufficient Cash Surrender Value, however, it will remain in force despite the loss of the No-Lapse Guarantee.

The No-Lapse Guarantee is not available in all states and may vary according to state law. Please check your Policy.

3.  POLICY REINSTATEMENT. An Owner may, by making a written request, reinstate a Policy which has terminated after going into Default at any time within the three-year period following the date of termination subject to the following conditions:

•  Evidence of each Insured's insurability, satisfactory to us, is provided to us; and

•  A payment equal to the amount that was required to bring the Policy out of Default immediately prior to termination, plus an amount equal to the applicable Monthly Deduction for the next three (3) months, must be paid to us.

If reinstatement is approved, the effective date of reinstatement will be the later of the date we approve the Owner's request or the date we receive the required payment at our Service Center.

A reinstated Policy:

•  Has the same Policy Date as the Policy when originally issued;

•  May have higher Cost of Insurance Rates if the Insured is in a different Underwriting Class and/or a different age group at the time of reinstatement;

•  Will NOT have a No-Lapse Guarantee; and

•  Reflects the reduction or elimination of any previous Policy Loans due to the previous Lapse.

TAX CONSIDERATIONS

The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on FILI's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

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•  Tax Status of the Policy

To qualify as a life insurance contract for Federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, FILI believes that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Internal Revenue Code requires that the investments of each subaccount of the separate account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code (discussed above). The separate account, through the Funds, intends to comply with the diversification requirements prescribed in Treas. Reg. § 1.817-5, which affect how the Funds' assets are to be invested. FILI believes that the separate account will thus meet the diversification requirement, and FILI will monitor continued compliance with this requirement.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract Owner is considered the Owner of separate account assets, income and gain from the assets would be includable in the variable contract Owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract Owners may direct their investments to particular subaccounts without being treated as Owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Policies may need to be modified to comply with them.

•  IRC Qualification

For a Policy to be treated as a life insurance contract under the Internal Revenue Code, it must pass one of two tests - a Cash Value Accumulation Test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not be changed thereafter.

•  Cash Value Accumulation Test (CVAT). Under the terms of the Policy, the Policy Account Value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy. If the Insured under a Single Life Policy is 75 years old or more on the Policy Date, the CVAT will automatically apply.

•  Guideline Premium Test (GPT). The Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement. Under the guideline premium requirement, the sum of the Premiums paid under the Policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the cash value corridor requirement, the Death Benefit at any time must be equal to or greater than the applicable percentage of Policy Account Value specified in the Code.

The CVAT does not limit the amount of Premiums that may be paid under the Policy. If you desire to pay Premiums in excess of those permitted under the GPT, you should consider electing to have your Policy qualify under the CVAT. However, any Premium that would increase the Net Amount at Risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum Death Benefit due to growth in the Policy Account Value will generally be greater under the CVAT than under the GPT.

The GPT limits the amount of Premium that may be paid under the Policy. If you do not desire to pay Premiums in excess of those permitted under GPT limitations, you should consider electing to have your Policy qualify under the GPT.

The following discussion assumes that the Policy qualifies as a life insurance contract for Federal income tax purposes.

We believe that the Insurance Proceeds under the Policy will be excludable from the gross income of the Beneficiary and that you will not be taxed on increases in the Policy's Account Value during the life of the Insured, or in the case of Survivorship Life Policy, the life of the second of the two Insureds.

•  Modified Endowment Contracts

The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts" ("MECs"), which applies to Policies entered into or materially changed after June 20, 1988.

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Due to the Policy's flexibility, classification as a MEC will depend on the individual circumstances of each Policy. In general, a Policy will be a MEC if the accumulated Premiums paid at any time during the first seven Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual Premiums. We have the right to limit or refund any Premium or portion of a Premium, or to request additional written instructions if, in our opinion, the Premium would cause your Policy to become a MEC.

All Policies that we issue to the same Owner during any calendar year, which are treated as MECs, are treated as one MEC for purposes of determining the amount includable in gross income under Section 72(e) of the Code.

The rules relating to whether a Policy will be treated as a MEC are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a MEC.

•  Distributions from Policies Classified as Modified Endowment Contracts

Policies classified as a MEC will be subject to the following tax rules. First, all distributions, including distributions upon Surrender and Partial Withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Account Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, Loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due Loan interest that is added to the Loan amount will be treated as a Loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or Loan taken from or secured by, such a Policy that is included in income except where the distribution or Loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.

Once a Policy becomes a MEC, it is always treated as a MEC. MEC status may be particularly burdensome for Owners who intend to take Loans or Partial Withdrawals, such as employers that intend to fund employee benefits.

•  Distributions from Policies Not Classified as Modified Endowment Contracts

Distributions from a Policy that is not a MEC, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income.

Loans from, or secured by, a Policy that is not a MEC are not treated as distributions. Instead, such Loans are treated as indebtedness of the Owner.

Finally, neither distributions (including distributions upon Surrender) nor Loans from, or secured by, a Policy that is not a MEC are subject to the 10 percent additional tax.

•  Policy Loan Interest

Generally, personal interest paid on a Loan under a Policy which is owned by an individual is not deductible. In addition, interest on any Loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on Policy Loans may also be subject to the restrictions of Section 264 of the Code. An Owner should consult a qualified tax advisor before deducting any interest paid in respect of a Policy Loan.

•  Investment in the Policy

Investment in the Policy means: (i) the aggregate amount of any Premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any Loan from, or secured by, a Policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any Loan from, or secured by, a Policy that is a MEC to the extent that such amount is included in the gross income of the Owner.

•  Policy Lapse

If a Policy Lapses in part due to Loans or Partial Withdrawals taken by the Owner, then gains in the Policy may be immediately taxable.

•  Other Tax Considerations

The tax consequences of continuing the Policy after the Extended Maturity date are not clear. Consult your qualified tax advisor if you intend to do so.

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The transfer or assignment of the Policy or the designation of a Beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each Owner or Beneficiary will determine the extent, if any, to which Federal, state and local transfer taxes may be imposed. Consult with your qualified tax advisor for specific information in connection with these taxes.

LEGAL PROCEEDINGS

No litigation is pending that would have a material effect on us or the Variable Account.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Variable Account appear in the SAI.

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GLOSSARY

Accelerated Benefit: An additional benefit of the Single Life Policy that permits you to claim a portion of the Insurance Proceeds in the event of the Insured's terminal illness as defined in the Policy. This Benefit comes with the Single Life Policy for no additional charge. This benefit is not available in all states.

Application: A form or set of forms that must be completed and signed by a prospective Owner and each Insured before we can issue a Policy.

Beneficiary: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom Insurance Proceeds are paid.

Cash Surrender Value: The Policy Account Value (the total value of your accounts in the Investment Options, in the Fixed Account, and the Loan Collateral Account), less any Loan Balance (which includes accrued interest) and charges due.

Cash Value Accumulation Test: One of two tests prescribed in Section 7702 of the Internal Revenue Code that define whether an insurance contract qualifies to be treated as a life insurance policy for Federal tax purposes. Both this test and the Guideline Premium Test establish requirements for how much the Death Benefit amount must exceed the Policy Account Value through the life of the Policy. See the SAI and your Policy for more information.

Conditional Receipt: A receipt evidencing our receipt of a Premium payment before we issue a Single Life Policy. A Conditional Receipt is not an insurance Policy.

Cost of Insurance: A monthly charge we assess to compensate us for underwriting the Death Benefit. It is the product of your Policy's Cost of Insurance Rate times its Net Amount at Risk on your Policy's monthly Policy Processing Day. It varies from Policy to Policy and from month to month. Your Policy Schedule indicates the guaranteed Cost of Insurance Rates applicable to your Policy.

Cost of Insurance Rate: This rate is used to calculate the monthly Cost of Insurance charge. It depends on a number of factors that are unique to your Policy, including each Insured's Issue Age, sex (in most states) and Underwriting Class, as well as the Policy Year and, for a Single Life Policy, the Face Amount.

Death Benefit: The gross amount, before deduction of Loan Balances and outstanding charges, that we agree to pay the Beneficiary upon receipt of proof of the death of the Insured in a Single Life Policy, or the death of last surviving Insured in a Survivorship Life Policy. The Death Benefit is based upon your choice of Death Benefit Option A or B, your choice of Face Amount and in some cases on the Policy Account Value and choice of tax test.

Default: A Policy goes into Default if its Cash Surrender Value is too low to pay the Monthly Deduction amount and if the No-Lapse Guarantee no longer applies. Following a Default, the Owner has a 61-day Grace Period in which to make a Premium payment sufficient to cure the Default.

EFT: Electronic Funds Transfer. You can make Premium payments by authorizing us to automatically deduct a specified amount monthly from your bank account.

Exchange: A transaction in which amounts allocated to one Investment Option and/or the Fixed Account are redeemed and invested in a different Investment Option and/or the Fixed Account, at the Owner's request.

Extended Maturity: The period after the Policy Anniversary nearest the Insured's 100th birthday for a Single Life Policy, and after the Policy Anniversary nearest the 100th anniversary of the younger Insured's date of birth, even if the younger Insured is not the surviving Insured, for a Survivorship Life Policy. During Extended Maturity, the Death Benefit is changed to equal the Policy Account Value and we do not assess Monthly Deductions. This feature does not apply in Florida. See "Extended Maturity - Florida Residents" for more information.

Face Amount: The dollar amount of insurance selected by the Owner. The Face Amount is a factor in determining the Death Benefit and certain charges.

FILI ("we"): Fidelity Investments Life Insurance Company, the issuer of the Policy.

Fixed Account: A part of our general account. You may allocate a portion of your Net Premium payments or a portion of your Policy Account Value to the Fixed Account. Amounts allocated to the Fixed Account do not fluctuate in value, and earn interest at rates that we declare from time to time. We guarantee that the declared rate will always be at least the guaranteed rate stated in your Policy Schedule.

Free Look Period: The period shown on your Policy's cover page during which you may examine and return the Policy to us at our Service Center and receive a refund. The length of the Free Look Period varies by state.

Fund: A mutual fund in which an Investment Option invests. The Funds are named in this prospectus and described in detail in the Fund prospectuses.

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Grace Period: A 61-day period after a Policy first goes into Default, after which the Policy will Lapse if the Owner does not make a Premium payment sufficient to cure the Default.

Guideline Premium Test: One of two tests prescribed in Section 7702 of the Internal Revenue Code that define whether an insurance contract qualifies to be treated as a life insurance Policy for Federal tax purposes. This test defines a limit on the Premiums you can pay into your Policy. Both this test and the Cash Value Accumulation Test establish requirements for how much the Death Benefit amount must exceed the Policy Account Value through the life of the Policy. See the SAI and your Policy for more information.

Home Office: Fidelity Investments Life Insurance Company, 100 Salem Street, Smithfield, Rhode Island 02917. For information or transactions regarding your Policy, please contact our Service Center.

Insurance Proceeds: The amount we pay to the Beneficiaries or other persons after we receive satisfactory proof of death of the Insured on a Single Life Policy or both Insureds on a Survivorship Life Policy. It is calculated as the Death Benefit, less any Loan Balance, unpaid Monthly Deductions and any payment made under the Accelerated Benefit, including any accrued but unpaid interest. Any Rider benefits will be determined and paid in accordance with the terms of the applicable Rider.

Insured: A person whose life is insured by the Policy. In the case of a Single Life Policy, there will be only one Insured. In the case of a Survivorship Life Policy, there will be two Insureds and the Insurance Proceeds will be paid only upon the death of the second Insured to die.

Internal Revenue Code: The U.S. Internal Revenue Code of 1986, as amended.

Investment Option: A subaccount of our Variable Account, which invests all of its net assets in a specific Fund. You may allocate Premium payments into one or more Investment Options, and the value of the amount allocated will change daily with the Fund's investment performance.

Issue Age: The Insured's age on the Insured's birthday nearest the Policy Date.

Issue Date: The date we produce your Policy. It will be stated on your Policy.

Lapse: The termination of a Policy without value. If a Policy goes into Default, because the Cash Surrender Value is too low to cover monthly charges and the No-Lapse Guarantee no longer applies, it will Lapse at the end of a 61-day Grace Period unless the Owner makes a minimum Premium payment. You may reinstate a lapsed Policy, subject to certain conditions.

Loan: A transaction in which you borrow money from us, using the Policy as the only collateral. Interest charges and other terms and conditions are described under "Loans."

Loan Balance: The principal and accrued interest due under all Policy Loans you have taken, as reflected on our records.

Loan Collateral Account: The account to which we transfer funds, from the Investment Options and/or the Fixed Account, as collateral for a Policy Loan.

MEC: A modified endowment contract, as defined under the Internal Revenue Code.

Minimum Initial Premium: The minimum Premium payment needed in order for us to issue a Policy. Your Minimum Initial Premium amount will be at least: the Planned Annual Premium if you have selected an annual payment schedule; one-half the Planned Annual Premium if you have selected a semi-annual payment schedule; or one-sixth of the Planned Annual Premium (two months' worth), if you have elected a monthly payment schedule using automatic electronic funds transfer (EFT).

Monthly Deduction: The amount we deduct from the Cash Surrender Value on each monthly Policy Processing Day. The Monthly Deduction includes the Cost of Insurance charge, the monthly Policy charge, the monthly unit charge for Survivorship Life Policies, and charges for any Riders.

Net Amount at Risk: The Death Benefit minus the Policy Account Value. This figure measures the insurance risk we bear, and is the basis for the Cost of Insurance charge.

Net Premium: The remaining Premium payment amount after we deduct the State Tax Charge.

No-Lapse Guarantee: A guarantee by us that, as long as your Policy satisfies the No-Lapse Guarantee Cumulative Premium Test as defined in the Policy (see "No-Lapse Guarantee"), the Policy will not Lapse during the No-Lapse Guarantee Period. The No-Lapse Guarantee Period for a Single Life Policy is the first ten (10) Policy Years, if the Issue Age of the Insured is 70 or less; or the first five (5) Policy Years, if the Issue Age of the Insured is 71 or more. The No-Lapse Guarantee Period for a Survivorship Life Policy is the first five (5) Policy Years. This feature is not available in all states.

Owner ("you"): The person who holds the rights and duties under the insurance Policy, including the right to designate the Beneficiaries, choose the Death Benefit and Riders, apply for the Accelerated Benefit of a Single Life Policy, and the responsibility to make Premium

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payments. The Owner is the person with whom we, the insurance company, make the contract of insurance. A Policy may be jointly owned only by a married couple, or by two unmarried individuals to the extent state law requires recognition of their joint ownership.

Partial Withdrawal: An Owner's withdrawal of a portion of the Cash Surrender Value.

Planned Annual Premium: An annual Premium amount stated in the Policy Schedule. The Owner is not required to make payments according to this plan to keep the Policy in force. However, a failure to make at least the Planned Annual Premium payments in a timely manner will result in the loss of the No-Lapse Guarantee.

Policy Account Value: The total value of your accounts in the Investment Options, in the Fixed Account, and the Loan Collateral Account. Policy Account Value is the starting point for calculating important values under the Policy, including the Death Benefit and Cash Surrender Value.

Policy Anniversary: The same day and month as the Policy Date in each later year.

Policy Date: The date insurance coverage becomes effective. It will be stated in your Policy Schedule.

Policy Processing Day: The day of each month when we deduct monthly charges from the Cash Surrender Value. It is the same day of every month as the Policy Date.

Policy Schedule: The portion of your Policy that sets forth information specific to your agreement with us, including the Insured(s), Face Amount, tax test and Death Benefit option.

Policy Year: A year that starts on the Policy Date or on a Policy Anniversary.

Premiums: Payments by the Owner to us in order to provide the Policy benefits and fund the Policy Account Value.

Rider: An extra benefit that you can choose to add to the Policy, generally for an additional cost. Each Rider has its own form, that describes its terms, conditions and benefits. If you purchase a Rider, the Rider form will be attached to your Policy.

SEC: The United States Securities and Exchange Commission.

Service Center: The office where we process Policy-related transactions, P.O. Box 724677, Atlanta, GA 31139. We may change this upon advance written notice to you.

Single Life Policy: The Fidelity Lifetime Reserves® Flexible Premium Variable Universal Life Policy offered by this prospectus.

State Tax Charge: A charge assessed by the Company to pay applicable state and/or local taxes assessed as a percentage of Premiums received by the Company.

Surrender: Termination of the Policy at the Owner's request, with the then-current Cash Surrender Value paid to the Owner.

Survivorship Life Policy: The Fidelity Lifetime ReservesSM Flexible Premium Survivorship Variable Universal Life Policy offered by this prospectus.

Underwriting Class: The risk classification we assign to the Insured or Insureds, based on the Application form and evidence of insurability. The Underwriting Class is a principal factor in determining the Cost of Insurance Rate.

Valuation Day: Any day on which the Funds and Investment Options are priced, generally each day the New York Stock Exchange is open for trading.

Variable Account: Fidelity Investments Variable Life Account I. The Variable Account holds all assets allocated by Owners to the Investment Options, and is maintained separately from our general account.

You: The owner of the Policy. See "Owner" above.

The SAI includes additional information about the Variable Account. To request a free copy of the SAI, personalized Policy illustrations, other information about the Policies, or to make Owner inquiries, please call toll-free 1-888-343-5433.

In addition, information about the Variable Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Variable Account are available on the SEC's internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street NW, Washington DC 20549-0102.

Investment Company Act of 1940 File no. 811-5258
VUL-PRO-0416
1.796104.114

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(DEPOSITOR)

FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
(REGISTRANT)

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2016

This Statement of Additional Information ("SAI") supplements the information found in the current prospectus for the variable universal life contract ("Contract") offered by Fidelity Investments Life Insurance Company ("FILI") through its Variable Life Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2016 without charge by calling 1-888-343-5433.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents

PAGE
General Information and History	2
The Variable Account	2
Services	2
Underwriters	2
Experts	2
Financial Statements	2
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

VUL-PTB-0416
1.796150.114

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

FILI is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI and its subsidiary issue life insurance and annuity products nationwide. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Life Account I ("Variable Account") is a separate investment account of FILI, and was established on July 22, 1987. It is used to support the variable universal life policy described herein. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

SERVICES

McCamish Systems, LLC (in California the company is registered as McCamish Systems, LLC Insurance Administrators), 6425 Powers Ferry Road, 3rd floor, Atlanta, GA, 30339, provides administrative services to FILI related to Policy application processing, production of Policy documents, administration of Policy transactions, maintenance of Policy files, production of periodic reports, and Variable Account administration.

PricewaterhouseCoopers, LLP is the Variable Account's independent registered public accounting firm. Its business office is located at 125 High Street, Boston, Massachusetts 02110.

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

UNDERWRITERS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Policies through a continuous offering. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of FBS is 900 Salem Street, Smithfield, RI 02917 and FDC is 100 Salem Street, Smithfield, RI 02917.

We pay FIA first year sales compensation of not more than 35% of first year premium, up to planned Premium, plus 3% of the excess of first year Premium over planned Premium.

No underwriting commissions have been paid to or retained by the principal underwriter related to sales of contracts of the Registrant (Fidelity Investments Life Account I) for the past three years.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, and the financial statements of Fidelity Investments Variable Life Account I of the Company as of December 31, 2015 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Policies. Please note that the Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the Company's financial statements provided herein.

2

Fidelity® Investments

Variable Life Account I

Annual Report

December 31, 2015

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable life owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the life insurance policies nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Life Account I

Statements of Assets and Liabilities

December 31, 2015

	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – High Income	VIP – Equity-Income	VIP – Growth	VIP – Overseas
Assets:
Investments at market value	$1,230,807	$1,098,631	$2,617,985	$1,648,082	$1,125,647
Receivable from FILI	112	3	0	52	0
Total Assets	1,230,919	1,098,634	2,617,985	1,648,134	1,125,647
Liabilities:
Payable to FILI	0	0	384	0	146
Total net assets	$1,230,919	$1,098,634	$2,617,601	$1,648,134	$1,125,501
Net Assets:
Life contracts	1,230,919	1,098,634	2,617,601	1,648,134	1,125,501
Total net assets	$1,230,919	$1,098,634	$2,617,601	$1,648,134	$1,125,501
Units Outstanding and Unit Value:
Variable Life:
Units Outstanding	11,035	1,304	19,962	11,374	5,032
Unit Value	$20.87	$45.11	$86.73	$106.71	$42.08
Fidelity Lifetime Reserves:
Units Outstanding	49,405	65,054	10,344	3,986	60,592
Unit Value	$20.25	$15.98	$85.68	$108.98	$15.08

	Subaccounts Investing In:
	VIP – Investment Grade Bond	VIP – Asset Manager	VIP – Index 500	VIP – Asset Manager Growth	VIP – Contrafund	VIP – Balanced
Assets:
Investments at market value	$1,128,209	$535,070	$2,982,963	$566,561	$3,509,760	$1,516,667
Receivable from FILI	0	38	263	0	0	0
Total Assets	1,128,209	535,108	2,983,226	566,561	3,509,760	1,516,667
Liabilities:
Payable to FILI	185	0	0	168	147	52
Total net assets	$1,128,024	$535,108	$2,983,226	$566,393	$3,509,613	$1,516,615
Net Assets:
Life contracts	1,128,024	535,108	2,983,226	566,393	3,509,613	1,516,615
Total net assets	$1,128,024	$535,108	$2,983,226	$566,393	$3,509,613	$1,516,615
Units Outstanding and Unit Value:
Variable Life:
Units Outstanding	8,026	4,445	0	0	0	0
Unit Value	$39.93	$52.75	$0	$0	$0	$0
Fidelity Lifetime Reserves:
Units Outstanding	20,713	5,942	49,927	16,860	48,803	56,210
Unit Value	$38.99	$50.59	$59.75	$33.59	$71.91	$26.98

(b)  Fund Name Change. See Note 1.

Annual Report
3

Fidelity Investments Variable Life Account I

Statements of Assets and Liabilities - continued

December 31, 2015

	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Growth & Income	VIP – Growth Opportunities	VIP – Mid Cap	VIP – Value Strategies	VIP – Utilities
Assets:
Investments at market value	$112,982	$390,796	$358,578	$1,531,627	$67,106	$87,818
Receivable from FILI	71	45	26	0	4	7
Total Assets	113,053	390,841	358,604	1,531,627	67,110	87,825
Liabilities:
Payable to FILI	0	0	0	67	0	0
Total net assets	$113,053	$390,841	$358,604	$1,531,560	$67,110	$87,825
Net Assets:
Life contracts	113,053	390,841	358,604	1,531,560	67,110	87,825
Total net assets	$113,053	$390,841	$358,604	$1,531,560	$67,110	$87,825
Units Outstanding and Unit Value:
Variable Life:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Lifetime Reserves:
Units Outstanding	5,054	13,418	14,726	42,621	3,707	4,590
Unit Value	$22.37	$29.13	$24.35	$35.93	$18.10	$19.13
	Subaccounts Investing In:
	VIP – Technology	VIP – Energy	VIP – Health Care	VIP – Financial Services	VIP – Industrials	VIP – Consumer Discretionary
Assets:
Investments at market value	$150,927	$261,984	$570,609	$42,539	$299,568	$5,833
Receivable from FILI	0	0	44	15	0	38
Total Assets	150,927	261,984	570,653	42,554	299,568	5,871
Liabilities:
Payable to FILI	104	118	0	0	23	0
Total net assets	$150,823	$261,866	$570,653	$42,554	$299,545	$5,871
Net Assets:
Life contracts	150,823	261,866	570,653	42,554	299,545	5,871
Total net assets	$150,823	$261,866	$570,653	$42,554	$299,545	$5,871
Units Outstanding and Unit Value:
Variable Life:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Lifetime Reserves:
Units Outstanding	6,715	12,921	14,752	3,603	8,703	245
Unit Value	$22.46	$20.27	$38.68	$11.81	$34.42	$23.99

Annual Report
4

Fidelity Investments Variable Life Account I

Statements of Assets and Liabilities - continued

December 31, 2015

	Subaccounts Investing In:
	VIP – Real Estate	VIP – Strategic Income	VIP – International Capital Appreciation (a)	VIP – Value
Assets:
Investments at market value	$1,634,634	$498,012	$290,250	$123,256
Receivable from FILI	13	4	8	0
Total Assets	1,634,647	498,016	290,258	123,256
Liabilities:
Payable to FILI	0	0	0	2
Total net assets	$1,634,647	$498,016	$290,258	$123,254
Net Assets:
Life contracts	1,634,647	498,016	290,258	123,254
Total net assets	$1,634,647	$498,016	$290,258	$123,254
Units Outstanding and Unit Value:
Variable Life:
Units Outstanding	0	0	0	0
Unit Value	$0	$0	$0	$0
Fidelity Lifetime Reserves:
Units Outstanding	79,353	31,504	18,489	7,042
Unit Value	$20.60	$15.81	$15.70	$17.50

	Subaccounts Investing In:
	VIP – Freedom Income	VIP – Freedom 2010	VIP – Freedom 2015	VIP – Freedom 2020	VIP – Freedom 2025	VIP – Freedom 2030
Assets:
Investments at market value	$23,308	$17,453	$71,450	$387,578	$490,367	$398,231
Receivable from FILI	0	31	4	39	8	2
Total Assets	23,308	17,484	71,454	387,617	490,375	398,233
Liabilities:
Payable to FILI	3	0	0	0	0	0
Total net assets	$23,305	$17,484	$71,454	$387,617	$490,375	$398,233
Net Assets:
Life contracts	23,305	17,484	71,454	387,617	490,375	398,233
Total net assets	$23,305	$17,484	$71,454	$387,617	$490,375	$398,233
Units Outstanding and Unit Value:
Variable Life:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Lifetime Reserves:
Units Outstanding	1,698	1,111	4,437	23,913	28,767	23,651
Unit Value	$13.73	$15.73	$16.10	$16.21	$17.05	$16.84

(a)  New Fund. See Note 1.

Annual Report
5

Fidelity Investments Variable Life Account I

Statements of Assets and Liabilities - continued

December 31, 2015

	Subaccounts Investing In:
	VIP – Disciplined Small Cap	VIP – FundsManager 20%	VIP – FundsManager 50%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Materials
Assets:
Investments at market value	$174,723	$404,788	$639,865	$4,220,384	$257,773	$75,722	$6,671
Receivable from FILI	4	0	95	0	0	0	0
Total Assets	174,727	404,788	639,960	4,220,384	257,773	75,722	6,671
Liabilities:
Payable to FILI	0	3	0	24	136	221	0
Total net assets	$174,727	$404,785	$639,960	$4,220,360	$257,637	$75,501	$6,671
Net Assets:
Life contracts	174,727	404,785	639,960	4,220,360	257,637	75,501	6,671
Total net assets	$174,727	$404,785	$639,960	$4,220,360	$257,637	$75,501	$6,671
Units Outstanding and Unit Value:
Variable Life:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Lifetime Reserves:
Units Outstanding	11,387	31,104	45,438	294,965	18,107	3,509	426
Unit Value	$15.34	$13.01	$14.08	$14.31	$14.23	$21.52	$15.67

	Subaccounts Investing In:
	UIF – Emerging Markets Equity	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity	Lazard – Retirement Emerging Markets
Assets:
Investments at market value	$322,756	$80,982	$195,413	$206,475	$69,532
Receivable from FILI	47	0	387	0	12
Total Assets	322,803	80,982	195,800	206,475	69,544
Liabilities:
Payable to FILI	0	16	0	83	0
Total net assets	$322,803	$80,966	$195,800	$206,392	$69,544
Net Assets:
Life contracts	322,803	80,966	195,800	206,392	69,544
Total net assets	$322,803	$80,966	$195,800	$206,392	$69,544
Units Outstanding and Unit Value:
Variable Life:
Units Outstanding	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0
Fidelity Lifetime Reserves:
Units Outstanding	14,475	2,801	13,182	12,435	6,314
Unit Value	$22.30	$28.91	$14.85	$16.60	$11.01

(b)  Fund Name Change. See Note 1.

Annual Report
6

Fidelity Investments Variable Life Account I

Statements of Operations

For the year ended December 31, 2015

	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – High Income	VIP – Equity- Income	VIP – Growth	VIP – Overseas	VIP – Overseas Class R (c)	VIP – Investment Grade Bond
Income:
Dividends	$381	$77,044	$87,447	$4,273	$15,739	$0	$29,964
Expenses:
Mortality and expense risk charges	12,750	11,315	19,832	11,615	7,474	2,810	10,779
Administrative charges	584	158	4,537	3,006	550	0	847
Net investment income (loss)	(12,953)	65,571	63,078	(10,348)	7,715	(2,810)	18,338
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	1,746	4,272	22,451	296	44,401	(3,018)
Realized gain distributions	0	0	245,227	49,314	1,162	0	998
Net realized gain (loss) on investments	0	1,746	249,499	71,765	1,458	44,401	(2,020)
Unrealized appreciation (depreciation)	0	(119,036)	(446,236)	36,294	(61,215)	33,597	(33,841)
Net increase (decrease) in net assets from operations	$(12,953)	$(51,719)	$(133,659)	$97,711	$(52,042)	$75,188	$(17,523)
	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Index 500	VIP – Asset Manager Growth	VIP – Contrafund	VIP – Balanced	VIP – Dynamic Capital Appreciation	VIP – Growth & Income
Income:
Dividends	$8,922	$60,388	$7,060	$37,193	$23,725	$1,003	$8,593
Expenses:
Mortality and expense risk charges	7,045	29,567	5,806	35,548	15,357	1,164	3,650
Administrative charges	607	0	0	0	0	0	0
Net investment income (loss)	1,270	30,821	1,254	1,645	8,368	(161)	4,943
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	23,725	42,053	8,037	57,467	12,942	1,063	3,916
Realized gain distributions	55,926	1,865	353	310,885	44,726	6,363	15,935
Net realized gain (loss) on investments	79,651	43,918	8,390	368,352	57,668	7,426	19,851
Unrealized appreciation (depreciation)	(83,318)	(63,489)	(15,181)	(378,674)	(71,298)	(6,963)	(39,700)
Net increase (decrease) in net assets from operations	$(2,397)	$11,250	$(5,537)	$(8,677)	$(5,262)	$302	$(14,906)

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report
7

Fidelity Investments Variable Life Account I

Statements of Operations - continued

For the year ended December 31, 2015

	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Mid Cap	VIP – Value Strategies	VIP – Utilities	VIP – Technology	VIP – Energy
Income:
Dividends	$510	$8,063	$830	$2,238	$213	$3,764
Expenses:
Mortality and expense risk charges	3,367	14,610	711	1,129	1,372	3,144
Administrative charges	0	0	0	0	0	0
Net investment income (loss)	(2,857)	(6,547)	119	1,109	(1,159)	620
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,996	22,194	590	13,345	639	(1,147)
Realized gain distributions	35,183	134,209	54	3,914	6,998	9,774
Net realized gain (loss) on investments	39,179	156,403	644	17,259	7,637	8,627
Unrealized appreciation (depreciation)	(24,900)	(210,816)	(3,604)	(32,193)	779	(75,542)
Net increase (decrease) in net assets from operations	$11,422	$(60,960)	$(2,841)	$(13,825)	$7,257	$(66,295)
	Subaccounts Investing In:
	VIP – Health Care	VIP – Financial Services	VIP – Industrials	VIP – Consumer Discretionary	VIP – Real Estate	VIP – Strategic Income
Income:
Dividends	$0	$474	$2,669	$29	$31,258	$14,303
Expenses:
Mortality and expense risk charges	5,667	390	3,066	308	15,988	5,130
Administrative charges	0	0	0	0	0	0
Net investment income (loss)	(5,667)	84	(397)	(279)	15,270	9,173
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	46,576	132	2,882	16,000	22,293	431
Realized gain distributions	68,617	0	28,382	5,941	35,165	1,135
Net realized gain (loss) on investments	115,193	132	31,264	21,941	57,458	1,566
Unrealized appreciation (depreciation)	(81,436)	(1,200)	(39,583)	(19,146)	(27,727)	(23,828)
Net increase (decrease) in net assets from operations	$28,090	$(984)	$(8,716)	$2,516	$45,001	$(13,089)

Annual Report
8

Fidelity Investments Variable Life Account I

Statements of Operations - continued

For the year ended December 31, 2015

	Subaccounts Investing In:
	VIP – Growth Strategies (c)	VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Class R (c)	VIP – Value Leaders (c)	VIP – Value	VIP – Growth Stock (c)	VIP – Freedom Income
Income:
Dividends	$0	$1,842	$533	$952	$1,718	$166	$422
Expenses:
Mortality and expense risk charges	1,433	2,033	1,078	167	1,116	200	257
Administrative charges	0	0	0	0	0	0	0
Net investment income (loss)	(1,433)	(191)	(545)	785	602	(34)	165
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	160,345	(19)	17,720	10,898	1,002	12,527	394
Realized gain distributions	39,010	0	0	0	15,960	6,825	33
Net realized gain (loss) on investments	199,355	(19)	17,720	10,898	16,962	19,352	427
Unrealized appreciation (depreciation)	(166,554)	(9,747)	702	(9,591)	(21,784)	(15,182)	(831)
Net increase (decrease) in net assets from operations	$31,368	$(9,957)	$17,877	$2,092	$(4,220)	$4,136	$(239)

	Subaccounts Investing In:
	VIP – Freedom 2010	VIP – Freedom 2015	VIP – Freedom 2020	VIP – Freedom 2025	VIP – Freedom 2030	VIP – Disciplined Small Cap
Income:
Dividends	$324	$1,348	$7,369	$9,236	$7,158	$1,081
Expenses:
Mortality and expense risk charges	180	735	3,859	4,975	4,080	1,911
Administrative charges	0	0	0	0	0	0
Net investment income (loss)	144	613	3,510	4,261	3,078	(830)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	228	164	1,960	3,573	3,106	7,499
Realized gain distributions	51	372	1,692	2,682	2,152	418
Net realized gain (loss) on investments	279	536	3,652	6,255	5,258	7,917
Unrealized appreciation (depreciation)	(653)	(2,127)	(13,333)	(16,398)	(13,302)	(11,159)
Net increase (decrease) in net assets from operations	$(230)	$(978)	$(6,171)	$(5,882)	$(4,966)	$(4,072)

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.
Annual Report
9

Fidelity Investments Variable Life Account I

Statements of Operations - continued

For the year ended December 31, 2015

	Subaccounts Investing In:
	VIP – FundsManager 20%	VIP – FundsManager 50%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Materials
Income:
Dividends	$4,860	$7,344	$40,059	$3,762	$1,096	$100
Expenses:
Mortality and expense risk charges	4,387	6,534	42,857	2,596	698	91
Administrative charges	0	0	0	0	0	0
Net investment income (loss)	473	810	(2,798)	1,166	398	9
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,116	4,737	34,292	953	230	130
Realized gain distributions	13,538	21,732	98,551	9,448	4,433	943
Net realized gain (loss) on investments	16,654	26,469	132,843	10,401	4,663	1,073
Unrealized appreciation (depreciation)	(21,636)	(32,692)	(150,528)	(13,700)	739	(1,926)
Net increase (decrease) in net assets from operations	$(4,509)	$(5,413)	$(20,483)	$(2,133)	$5,800	$(844)

	Subaccounts Investing In:
	UIF – Emerging Markets Equity	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity	Lazard – Retirement Emerging Markets
Income:
Dividends	$3,096	$4,355	$3,809	$2,926	$1,117
Expenses:
Mortality and expense risk charges	4,067	1,005	2,230	2,192	846
Administrative charges	0	0	0	0	0
Net investment income (loss)	(971)	3,350	1,579	734	271
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	549	(3,619)	866	2,509	(2,699)
Realized gain distributions	0	0	1,788	7,563	220
Net realized gain (loss) on investments	549	(3,619)	2,654	10,072	(2,479)
Unrealized appreciation (depreciation)	(38,699)	(953)	(20,469)	(15,802)	(15,473)
Net increase (decrease) in net assets from operations	$(39,121)	$(1,222)	$(16,236)	$(4,996)	$(17,681)

(b)  Fund Name Change. See Note 1.

Annual Report
10

Fidelity Investments Variable Life Account I

Statements of Changes in Net Assets

For the years ended December 31, 2015 and 2014

	Subaccounts Investing In:
	VIP – Government Money Market (b)		VIP – High Income		VIP – Equity-Income		VIP – Growth
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(12,953)	$(15,608)	$65,571	$55,194	$63,078	$52,916	$(10,348)	$(11,412)
Net realized gain (loss) on investments	0	0	1,746	5,033	249,499	57,767	71,765	65,125
Unrealized appreciation (depreciation)	0	0	(119,036)	(55,939)	(446,236)	87,014	36,294	99,967
Net increase (decrease) in net assets from operations	(12,953)	(15,608)	(51,719)	4,288	(133,659)	197,697	97,711	153,680
Contract Transactions:
Payments received from contractholders	76,208	105,198	27,064	29,354	55,482	49,170	15,323	14,571
Transfers between subaccounts, net	(159,362)	463,660	(6,342)	(123,005)	52,433	(2,649)	(5,576)	(109,261)
Contract terminations	(71,924)	(664,701)	(2,981)	(4,667)	(43,692)	(46,366)	(10,799)	(19,707)
Contract maintenance charges	(1,557)	(1,607)	(263)	(332)	(572)	(685)	(465)	(452)
Contract benefits	0	(133,865)	0	(8,149)	0	(16,711)	0	0
Cost of insurance	(25,899)	(25,776)	(7,823)	(8,340)	(22,394)	(20,810)	(9,627)	(9,095)
Other transfers (to) from FILI, net	(7,432)	(1,425)	577	(5,370)	4,749	14,589	(15,373)	(11,374)
Net increase (decrease) in net assets from contract transactions	(189,966)	(258,516)	10,232	(120,509)	46,006	(23,462)	(26,517)	(135,318)
Total increase (decrease) in net assets	(202,919)	(274,124)	(41,487)	(116,221)	(87,653)	174,235	71,194	18,362
Net Assets:
Beginning of year	1,433,838	1,707,962	1,140,121	1,256,342	2,705,254	2,531,019	1,576,940	1,558,578
End of year	$1,230,919	$1,433,838	$1,098,634	$1,140,121	$2,617,601	$2,705,254	$1,648,134	$1,576,940
	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Class R (c)		VIP – Investment Grade Bond		VIP – Asset Manager
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$7,715	$1,041	$(2,810)	$3,154	$18,338	$15,727	$1,270	$4,563
Net realized gain (loss) on investments	1,458	(2,156)	44,401	12,518	(2,020)	169	79,651	43,608
Unrealized appreciation (depreciation)	(61,215)	(20,227)	33,597	(96,465)	(33,841)	44,240	(83,318)	(10,016)
Net increase (decrease) in net assets from operations	(52,042)	(21,342)	75,188	(80,793)	(17,523)	60,136	(2,397)	38,155
Contract Transactions:
Payments received from contractholders	9,563	0	19,266	59,919	47,929	48,343	11,825	16,328
Transfers between subaccounts, net	958,376	(34,085)	(904,882)	(2,705)	(80,468)	(88,596)	(31,813)	(2,279)
Contract terminations	(5,073)	(2,590)	(3,019)	(48,415)	(80,808)	(28,837)	0	(19,996)
Contract maintenance charges	(218)	0	(222)	(359)	(675)	(738)	(464)	(514)
Contract benefits	0	0	0	0	0	0	0	0
Cost of insurance	(3,598)	(2,121)	(1,220)	(4,307)	(16,145)	(16,782)	(11,042)	(11,560)
Other transfers (to) from FILI, net	8,214	(173)	(4,424)	(7,449)	(12,137)	21,448	(250,245)	(221)
Net increase (decrease) in net assets from contract transactions	967,264	(38,969)	(894,501)	(3,316)	(142,304)	(65,162)	(281,739)	(18,242)
Total increase (decrease) in net assets	915,222	(60,311)	(819,313)	(84,109)	(159,827)	(5,026)	(284,136)	19,913
Net Assets:
Beginning of year	210,279	270,590	819,313	903,422	1,287,851	1,292,877	819,244	799,331
End of year	$1,125,501	$210,279	$0	$819,313	$1,128,024	$1,287,851	$535,108	$819,244

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report
11

Fidelity Investments Variable Life Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager Growth		VIP – Contrafund		VIP – Balanced
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$30,821	$18,058	$1,254	$655	$1,645	$(576)	$8,368	$7,452
Net realized gain (loss) on investments	43,918	287,448	8,390	6,172	368,352	110,187	57,668	199,357
Unrealized appreciation (depreciation)	(63,489)	13,680	(15,181)	18,159	(378,674)	232,274	(71,298)	(68,280)
Net increase (decrease) in net assets from operations	11,250	319,186	(5,537)	24,986	(8,677)	341,885	(5,262)	138,529
Contract Transactions:
Payments received from contractholders	119,242	133,715	33,378	32,368	109,452	103,897	64,768	63,941
Transfers between subaccounts, net	(13,830)	(125,207)	0	0	64,551	27,967	(14,266)	123,590
Contract terminations	(7,955)	(1,324,087)	(12,258)	(9,479)	(107,365)	(61,739)	(76,960)	(97,124)
Contract maintenance charges	(1,474)	(1,527)	(667)	(673)	(2,461)	(2,396)	(1,483)	(1,542)
Contract benefits	0	0	0	0	0	(29,217)	0	0
Cost of insurance	(26,863)	(24,937)	(6,293)	(5,003)	(35,955)	(32,320)	(12,737)	(12,841)
Other transfers (to) from FILI, net	(2,064)	(7,739)	(2,959)	(186)	(6,071)	675	(7,417)	(26,513)
Net increase (decrease) in net assets from contract transactions	67,056	(1,349,782)	11,201	17,027	22,151	6,867	(48,095)	49,511
Total increase (decrease) in net assets	78,306	(1,030,596)	5,664	42,013	13,474	348,752	(53,357)	188,040
Net Assets:
Beginning of year	2,904,920	3,935,516	560,729	518,716	3,496,139	3,147,387	1,569,972	1,381,932
End of year	$2,983,226	$2,904,920	$566,393	$560,729	$3,509,613	$3,496,139	$1,516,615	$1,569,972
	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Growth & Income		VIP – Growth Opportunities		VIP – Mid Cap
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(161)	$(984)	$4,943	$2,470	$(2,857)	$(1,862)	$(6,547)	$(7,775)
Net realized gain (loss) on investments	7,426	24,958	19,851	9,221	39,179	9,626	156,403	33,273
Unrealized appreciation (depreciation)	(6,963)	(11,124)	(39,700)	16,259	(24,900)	20,808	(210,816)	29,619
Net increase (decrease) in net assets from operations	302	12,850	(14,906)	27,950	11,422	28,572	(60,960)	55,117
Contract Transactions:
Payments received from contractholders	2,268	1,727	20,747	19,458	18,365	9,186	38,879	38,406
Transfers between subaccounts, net	2,918	(52,939)	64,290	233	63,966	41,128	517,729	(8,193)
Contract terminations	0	0	0	(20,465)	(264)	(10,667)	(85,443)	(16,984)
Contract maintenance charges	(100)	(93)	(268)	(276)	(379)	(314)	(1,182)	(1,035)
Contract benefits	0	0	0	0	0	0	0	0
Cost of insurance	(806)	(878)	(4,855)	(3,838)	(4,129)	(3,184)	(12,448)	(11,328)
Other transfers (to) from FILI, net	8	3	849	(177)	(73)	(8,048)	(2,454)	23,546
Net increase (decrease) in net assets from contract transactions	4,288	(52,180)	80,763	(5,065)	77,486	28,101	455,081	24,412
Total increase (decrease) in net assets	4,590	(39,330)	65,857	22,885	88,908	56,673	394,121	79,529
Net Assets:
Beginning of year	108,463	147,793	324,984	302,099	269,696	213,023	1,137,439	1,057,910
End of year	$113,053	$108,463	$390,841	$324,984	$358,604	$269,696	$1,531,560	$1,137,439

Annual Report
12

Fidelity Investments Variable Life Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Utilities		VIP – Technology		VIP – Energy
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$119	$(43)	$1,109	$987	$(1,159)	$(1,015)	$620	$(251)
Net realized gain (loss) on investments	644	4,692	17,259	11,122	7,637	38,781	8,627	18,275
Unrealized appreciation (depreciation)	(3,604)	54	(32,193)	15,022	779	(27,690)	(75,542)	(65,050)
Net increase (decrease) in net assets from operations	(2,841)	4,703	(13,825)	27,131	7,257	10,076	(66,295)	(47,026)
Contract Transactions:
Payments received from contractholders	1,967	3,041	1,190	1,352	5,441	6,716	12,393	16,258
Transfers between subaccounts, net	(2,760)	0	6,818	35,985	18,912	(11,832)	58,791	(50,027)
Contract terminations	0	(13,114)	(54,712)	(4,081)	(1,696)	(2,514)	(11,612)	(12,903)
Contract maintenance charges	(93)	(125)	(85)	(115)	(111)	(424)	(270)	(331)
Contract benefits	0	0	0	0	0	0	0	0
Cost of insurance	(689)	(673)	(991)	(1,104)	(1,260)	(1,257)	(3,822)	(3,974)
Other transfers (to) from FILI, net	(44)	(2,682)	(1,615)	28	7,503	(39,288)	(1,963)	18,979
Net increase (decrease) in net assets from contract transactions	(1,619)	(13,553)	(49,395)	32,065	28,789	(48,599)	53,517	(31,998)
Total increase (decrease) in net assets	(4,460)	(8,850)	(63,220)	59,196	36,046	(38,523)	(12,778)	(79,024)
Net Assets:
Beginning of year	71,570	80,420	151,045	91,849	114,777	153,300	274,644	353,668
End of year	$67,110	$71,570	$87,825	$151,045	$150,823	$114,777	$261,866	$274,644
	Subaccounts Investing In:
	VIP – Health Care		VIP – Financial Services		VIP – Industrials		VIP – Consumer Discretionary
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(5,667)	$(4,590)	$84	$1	$(397)	$(317)	$(279)	$(254)
Net realized gain (loss) on investments	115,193	57,118	132	2,960	31,264	8,204	21,941	4,309
Unrealized appreciation (depreciation)	(81,436)	70,591	(1,200)	(2,986)	(39,583)	7,306	(19,146)	943
Net increase (decrease) in net assets from operations	28,090	123,119	(984)	(25)	(8,716)	15,193	2,516	4,998
Contract Transactions:
Payments received from contractholders	27,085	32,766	2,123	5,047	7,747	7,752	119	142
Transfers between subaccounts, net	126,645	4,022	0	(51,802)	0	(1,669)	(3,988)	2,906
Contract terminations	(66,530)	(12,138)	(1,021)	(4,109)	(3,315)	0	(56,507)	0
Contract maintenance charges		(553)	(463)	(67)	(62)	(207)	(207)	(23)
Contract benefits	0	0	0	0	0	0	0	0
Cost of insurance	(10,342)	(7,362)	(701)	(414)	(4,267)	(4,149)	(167)	(149)
Other transfers (to) from FILI, net	(37,170)	(10,795)	18,916	(3,047)	(885)	(1,567)	23	5
Net increase (decrease) in net assets from contract transactions	39,135	6,030	19,250	(54,387)	(927)	160	(60,543)	2,904
Total increase (decrease) in net assets	67,225	129,149	18,266	(54,412)	(9,643)	15,353	(58,027)	7,902
Net Assets:
Beginning of year	503,428	374,279	24,288	78,700	309,188	293,835	63,898	55,996
End of year	$570,653	$503,428	$42,554	$24,288	$299,545	$309,188	$5,871	$63,898

Annual Report
13

Fidelity Investments Variable Life Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

	Subaccounts Investing In:
	VIP – Real Estate		VIP – Strategic Income		VIP – Growth Strategies (c)		VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Class R (c)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14
Operations:
Net investment income (loss)	$15,270	$12,267	$9,173	$11,506	$(1,433)	$(3,749)	$(191)	$(545)	$(1,810)
Net realized gain (loss) on investments	57,458	123,399	1,566	7,617	199,355	13,101	(19)	17,720	2,399
Unrealized appreciation (depreciation)	(27,727)	239,260	(23,828)	(5,796)	(166,554)	40,153	(9,747)	702	6,505
Net increase (decrease) in net assets from operations	45,001	374,926	(13,089)	13,327	31,368	49,505	(9,957)	17,877	7,094
Contract Transactions:
Payments received from contractholders	10,851	12,338	26,964	30,984	839	3,526	2,381	1,894	10,837
Transfers between sub- accounts, net	(21,848)	(44,073)	(42,774)	(678)	(470,295)	0	306,288	(334,991)	36,568
Contract terminations	(3,801)	(28,002)	(31,344)	(13,752)	0	(11,035)	0	0	0
Contract maintenance charges	(329)	(372)	(371)	(445)	(71)	(242)	(172)	(70)	(170)
Contract benefits	0	(7,180)	0	0	0	(3,671)	0	0	(8,894)
Cost of insurance	(8,283)	(8,902)	(6,749)	(7,885)	(499)	(1,698)	(2,596)	(1,708)	(5,058)
Other transfers (to) from FILI, net	(800)	(92)	601	5,368	(6,813)	(215)	(5,686)	406	557
Net increase (decrease) in net assets from contract transactions	(24,210)	(76,283)	(53,673)	13,592	(476,839)	(13,335)	300,215	(334,469)	33,840
Total increase (decrease) in net assets	20,791	298,643	(66,762)	26,919	(445,471)	36,170	290,258	(316,592)	40,934
Net Assets:
Beginning of year	1,613,856	1,315,213	564,778	537,859	445,471	409,301	0	316,592	275,658
End of year	$1,634,647	$1,613,856	$498,016	$564,778	$0	$445,471	$290,258	$0	$316,592

	Subaccounts Investing In:
	VIP – Value Leaders (c)		VIP – Value		VIP – Growth Stock (c)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$785	$128	$602	$255	$(34)	$(106)
Net realized gain (loss) on investments	10,898	1,049	16,962	6,266	19,352	5,791
Unrealized appreciation (depreciation)	(9,591)	4,706	(21,784)	988	(15,182)	396
Net increase (decrease) in net assets from operations	2,092	5,883	(4,220)	7,509	4,136	6,081
Contract Transactions:
Payments received from contractholders	190	2,526	839	360	219	485
Transfers between subaccounts, net	(56,908)	(1,723)	53,511	0	(63,384)	0
Contract terminations	0	0	(6,346)	0	0	0
Contract maintenance charges	(12)	(43)	(111)	(83)	(19)	(50)
Contract benefits	0	0	0	0	0	0
Cost of insurance	(100)	(337)	(1,106)	(860)	(134)	(452)
Other transfers (to) from FILI, net	5	(10)	3,369	(5,356)	2	12
Net increase (decrease) in net assets from contract transactions	(56,825)	413	50,156	(5,939)	(63,316)	(5)
Total increase (decrease) in net assets	(54,733)	6,296	45,936	1,570	(59,180)	6,076
Net Assets:
Beginning of year	54,733	48,437	77,318	75,748	59,180	53,104
End of year	$0	$54,733	$123,254	$77,318	$0	$59,180

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report
14

Fidelity Investments Variable Life Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Freedom 2010		VIP – Freedom 2015
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$165	$169	$144	$113	$613	$490
Net realized gain (loss) on investments	427	323	279	1,441	536	1,334
Unrealized appreciation (depreciation)	(831)	264	(653)	(970)	(2,127)	682
Net increase (decrease) in net assets from operations	(239)	756	(230)	584	(978)	2,506
Contract Transactions:
Payments received from contractholders	0	116	1,818	2,931	1,154	2,522
Transfers between subaccounts, net	(4,127)	3,000	0	0	0	0
Contract terminations	0	0	(9,394)	0	0	0
Contract maintenance charges	(65)	(66)	(105)	(120)	(102)	(103)
Contract benefits	0	0	0	0	0	0
Cost of insurance	(1,540)	(1,152)	(270)	(307)	(472)	(452)
Other transfers (to) from FILI, net	0	6	7,815	(7,369)	4	(4)
Net increase (decrease) in net assets from contract transactions	(5,732)	1,904	(136)	(4,865)	584	1,963
Total increase (decrease) in net assets	(5,971)	2,660	(366)	(4,281)	(394)	4,469
Net Assets:
Beginning of year	29,276	26,616	17,850	22,131	71,848	67,379
End of year	$23,305	$29,276	$17,484	$17,850	$71,454	$71,848
	Subaccounts Investing In:
	VIP – Freedom 2020		VIP – Freedom 2025		VIP – Freedom 2030
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$3,510	$2,533	$4,261	$3,267	$3,078	$2,263
Net realized gain (loss) on investments	3,652	10,990	6,255	10,620	5,258	12,450
Unrealized appreciation (depreciation)	(13,333)	(421)	(16,398)	4,110	(13,302)	835
Net increase (decrease) in net assets from operations	(6,171)	13,102	(5,882)	17,997	(4,966)	15,548
Contract Transactions:
Payments received from contractholders	37,937	38,168	25,644	25,161	15,593	28,650
Transfers between subaccounts, net	(319)	(1,020)	(5,650)	5,734	0	(289)
Contract terminations	0	0	0	0	(3,595)	(18,659)
Contract maintenance charges	(384)	(396)	(511)	(503)	(724)	(808)
Contract benefits	0	0	0	0	0	0
Cost of insurance	(6,635)	(6,105)	(4,364)	(4,030)	(3,253)	(3,340)
Other transfers (to) from FILI, net	(4,508)	(15,375)	(3,099)	8,683	(6,711)	(1,614)
Net increase (decrease) in net assets from contract transactions	26,091	15,272	12,020	35,045	1,310	3,940
Total increase (decrease) in net assets	19,920	28,374	6,138	53,042	(3,656)	19,488
Net Assets:
Beginning of year	367,697	339,323	484,237	431,195	401,889	382,401
End of year	$387,617	$367,697	$490,375	$484,237	$398,233	$401,889

Annual Report
15

Fidelity Investments Variable Life Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – FundsManager 20%		VIP – FundsManager 50%
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(830)	$(1,002)	$473	$1,141	$810	$1,003
Net realized gain (loss) on investments	7,917	15,867	16,654	6,529	26,469	7,974
Unrealized appreciation (depreciation)	(11,159)	(6,884)	(21,636)	5,485	(32,692)	15,796
Net increase (decrease) in net assets from operations	(4,072)	7,981	(4,509)	13,155	(5,413)	24,773
Contract Transactions:
Payments received from contractholders	10,779	13,851	0	0	17,924	17,924
Transfers between subaccounts, net	(12,353)	3,391	(25,000)	0	0	0
Contract terminations	(10,387)	0	0	0	0	0
Contract maintenance charges	(141)	(139)	(98)	(99)	(427)	(382)
Contract benefits	0	0	0	0	0	0
Cost of insurance	(1,742)	(1,872)	(3,885)	(3,895)	(7,349)	(7,097)
Other transfers (to) from FILI, net	(5,208)	(4,503)	1	1	(8,061)	15
Net increase (decrease) in net assets from contract transactions	(19,052)	10,728	(28,982)	(3,993)	2,087	10,460
Total increase (decrease) in net assets	(23,124)	18,709	(33,491)	9,162	(3,326)	35,233
Net Assets:
Beginning of year	197,851	179,142	438,276	429,114	643,286	608,053
End of year	$174,727	$197,851	$404,785	$438,276	$639,960	$643,286
	Subaccounts Investing In:
	VIP – FundsManager 70%		VIP – FundsManager 85%		VIP – Consumer Staples
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(2,798)	$6,940	$1,166	$(294)	$398	$277
Net realized gain (loss) on investments	132,843	53,736	10,401	10,115	4,663	2,097
Unrealized appreciation (depreciation)	(150,528)	100,679	(13,700)	830	739	5,484
Net increase (decrease) in net assets from operations	(20,483)	161,355	(2,133)	10,651	5,800	7,858
Contract Transactions:
Payments received from contract holders	152,437	185,576	18,632	13,914	3,392	3,392
Transfers between subaccounts, net	0	(1,342)	(1,810)	(41,067)	3,463	0
Contract terminations	(66,649)	(37,249)	(1,835)	0	0	0
Contract maintenance charges	(808)	(897)	(431)	(491)	(37)	(26)
Contract benefits	0	0	0	0	0	0
Cost of insurance	(15,324)	(14,172)	(3,090)	(3,216)	(702)	(499)
Other transfers (to) from FILI, net	2,286	179	(11)	(2)	(14)	(9)
Net increase (decrease) in net assets from contract transactions	71,942	132,095	11,455	(30,862)	6,102	2,858
Total increase (decrease) in net assets	51,459	293,450	9,322	(20,211)	11,902	10,716
Net Assets:
Beginning of year	4,168,901	3,875,451	248,315	268,526	63,599	52,883
End of year	$4,220,360	$4,168,901	$257,637	$248,315	$75,501	$63,599

Annual Report
16

Fidelity Investments Variable Life Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

	Subaccounts Investing In:
	VIP – Materials		VIP – Telecommunications	UIF – Emerging Markets Equity
	12/31/15	12/31/14	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$9	$(8)	$(16)	$(971)	$(3,017)
Net realized gain (loss) on investments	1,073	881	11	549	797
Unrealized appreciation (depreciation)	(1,926)	(880)	(491)	(38,699)	(23,553)
Net increase (decrease) in net assets from operations	(844)	(7)	(496)	(39,121)	(25,773)
Contract Transactions:
Payments received from contractholders	1,217	1,253	0	8,703	9,727
Transfers between subaccounts, net	0	0	(2,012)	(19,948)	15,966
Contract terminations	(3,320)	0	0	(80,515)	(366)
Contract maintenance charges	(35)	(36)	(4)	(233)	(259)
Contract benefits	0	0	0	0	0
Cost of insurance	(97)	(109)	(22)	(2,372)	(2,341)
Other transfers (to) from FILI, net	(664)	(1,706)	505	(10)	(5,040)
Net increase (decrease) in net assets from contract transactions	(2,899)	(598)	(1,533)	(94,375)	17,687
Total increase (decrease) in net assets	(3,743)	(605)	(2,029)	(133,496)	(8,086)
Net Assets:
Beginning of year	10,414	11,019	2,029	456,299	464,385
End of year	$6,671	$10,414	$0	$322,803	$456,299

	Subaccounts Investing In:
	UIF – Emerging Markets Debt		UIF – Global Strategist (b)		Invesco – Van Kampen Global Core Equity		Lazard – Retirement Emerging Markets
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$3,350	$5,614	$1,579	$(404)	$734	$2,152	$271	$889
Net realized gain (loss) on investments	(3,619)	1,073	2,654	20,765	10,072	4,574	(2,479)	1,443
Unrealized appreciation (depreciation)	(953)	(4,289)	(20,469)	(17,911)	(15,802)	(7,647)	(15,473)	(7,018)
Net increase (decrease) in net assets from operations	(1,222)	2,398	(16,236)	2,450	(4,996)	(921)	(17,681)	(4,686)
Contract Transactions:
Payments received from contractholders	3,214	3,181	8,836	10,655	5,692	6,920	2,394	6,274
Transfers between subaccounts, net	2,954	12,951	(25,061)	906	59	(13,398)	5,817	(8,361)
Contract terminations	(41,047)	(3,165)	(6,361)	0	(4,585)	(1,023)	(13,441)	0
Contract maintenance charges	(122)	(130)	(192)	(207)	(152)	(160)	(109)	(135)
Contract benefits	0	0	0	0	0	0	0	0
Cost of insurance	(1,227)	(1,148)	(1,789)	(1,650)	(1,497)	(1,925)	(783)	(985)
Other transfers (to) from FILI, net	(19)	(5,063)	360	7,315	(2,172)	496	596	(4,314)
Net increase (decrease) in net assets from contract transactions	(36,247)	6,626	(24,207)	17,019	(2,655)	(9,090)	(5,526)	(7,521)
Total increase (decrease) in net assets	(37,469)	9,024	(40,443)	19,469	(7,651)	(10,011)	(23,207)	(12,207)
Net Assets:
Beginning of year	118,435	109,411	236,243	216,774	214,043	224,054	92,751	104,958
End of year	$80,966	$118,435	$195,800	$236,243	$206,392	$214,043	$69,544	$92,751

(b)  Fund Name Change. See Note 1.
Annual Report
17

Notes to Financial Statements

Fidelity Investments Variable Life Account I

1. Organization

Fidelity Investments Variable Life Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Variable Life ("VL") and Fidelity Lifetime Reserves ("FLR") Variable Universal Life insurance contracts. The VL and FLR contracts are closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

The Universal Institutional Funds ("UIF")

Lazard Retirement Series, Inc. ("Lazard")

Invesco Advisers, Inc. ("Invesco")

During 2015, the following underlying funds were renamed:

Old Name
VIP - Money Market
VIP - Money Market Investor Class
UIF - Global Tactical Asset Allocation
New Name
VIP - Government Money Market
VIP - Government Money Market Investor Class
UIF - Global Strategist

Effective April 24, 2015, the VIP Growth Stock, VIP Growth Strategies, and VIP Value Leaders were merged into the VIP Growth Opportunities, VIP Mid Cap, and VIP Value funds respectively. Any policyholders with remaining shares in the legacy funds were transferred to the successor funds.

Effective April 30, 2015, the VIP International Capital Appreciation Class R, and VIP Overseas Class R eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP International Capital Appreciation, and VIP Overseas funds respectively.

Effective December 1, 2015, the VIP Money Market fund transitioned to a government money market fund and changed its name to the VIP Government Money Market fund.

Two subaccounts had no contract owner activity during the year and no balance as of December 31, 2015.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable life contract will not be treated as a life contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Annual Report
18

Notes to Financial Statements - continued

Fidelity Investments Variable Life Account I

2. Significant Accounting Policies - continued

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2015 or 2014. The Account had no Level 3 activity during 2015 and 2014.

3. Expenses and Related Party Transactions

FILI deducts a daily charge for the assumption of mortality and expense risks, through a reduction in unit values, from the net assets of the Account equivalent to an effective annual rate of 0.60% for VL contracts. FLR contracts have an effective annual rate of 1.0% for years one through twenty and 0.40% thereafter. FILI deducts a daily administrative charge, through a reduction in unit values, from the net assets of the Account equivalent to an effective annual rate of 0.25% for VL contracts. FLR policyholders are charged $5 per month for maintenance costs. In addition, the cost of providing insurance protection, including optional riders, is deducted monthly through a redemption of units. The maintenance charge and the cost of insurance are recorded as contract transactions in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium tax it pays, ranging from 0 to 3.5%, pursuant to provisions in the contract it issues.

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Telecommunications
VIP - Utilities
VIP - Technology
VIP - Energy
VIP - Materials
VIP - Health Care
VIP - Financial Services
VIP - Industrials
VIP - Consumer Discretionary
VIP - Consumer Staples

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Annual Report
19

Notes to Financial Statements - continued

Fidelity Investments Variable Life Account I

3. Expenses and Related Party Transactions - continued

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA"), both of which are affiliated with FMR LLC. FBS and FIA are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2015 were 0.045% to .79% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2015:

	Purchases	Sales
VIP - Government Money Market (b)	$86,670	$289,590
VIP - High Income	133,198	57,395
VIP - Equity Income	424,509	70,212
VIP - Growth	67,709	55,264
VIP - Overseas	1,009,812	33,673
VIP - Overseas, Class R (c)	19,975	917,462
VIP - Investment Grade Bond	115,433	238,405
VIP - Asset Manager	73,585	298,131
VIP - Index 500	215,744	116,094
VIP - Asset Manager Growth	35,587	22,776
VIP - Contrafund	546,269	211,596
VIP - Balanced	126,794	121,800
VIP - Dynamic Capital Appreciation	13,560	3,071
VIP - Growth & Income	111,990	10,349
VIP - Growth Opportunities	117,851	7,896
VIP - Mid Cap	732,110	149,383
VIP - Value Strategies	2,646	4,082
VIP - Utilities	15,866	60,236
VIP - Technology	52,577	17,949
VIP - Energy	89,259	25,385
VIP - Health Care	237,760	135,679
VIP - Financial Services	21,601	2,269
VIP - Industrials	39,672	12,628
VIP - Consumer Discretionary	6,039	60,927
VIP - Real Estate	92,529	66,305
VIP - Strategic Income	40,979	84,344
VIP - Growth Strategies (c)	39,516	478,760
VIP - International Capital Appreciation (a)	338,154	38,138
VIP - International Capital Appreciation, Class R (c)	2,343	337,344
VIP - Value Leaders (c)	1,134	57,170
VIP - Value	79,349	12,634
VIP - Growth Stock (c)	10,877	67,384
VIP - Freedom Income	455	5,988
VIP - Freedom 2010	2,192	2,136
VIP - Freedom 2015	2,727	1,163
VIP - Freedom 2020	43,020	11,741
VIP - Freedom 2025	34,031	15,070
VIP - Freedom 2030	22,215	15,674
VIP - Disciplined Small Cap	16,329	35,798
VIP - Funds Manager 20%	18,398	33,371
VIP - Funds Manager 50%	45,336	20,720
VIP - Funds Manager 70%	300,080	132,388
VIP - Funds Manager 85%	29,766	7,699
VIP - Consumer Staples	12,377	1,431

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report
20

Notes to Financial Statements - continued

Fidelity Investments Variable Life Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases	Sales
VIP - Materials	$3,856	$5,801
UIF - Emerging Markets Equity	17,190	112,532
UIF - Emerging Markets Debt	9,959	42,854
UIF - Global Strategist (b)	15,304	36,527
Invesco - Van Kampen Global Core Equity	14,621	8,980
Lazard - Retirement Emerging Markets	11,040	16,068

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost, and net asset value per share of each portfolio at December 31, 2015:

	Number of Shares	Aggregate Cost	Net Asset Value Per Share
VIP - Government Money Market (b)	1,230,807	$1,230,807	$1.00
VIP - High Income	221,946	1,355,898	4.95
VIP - Equity Income	127,950	3,088,458	20.46
VIP - Growth	25,067	1,223,459	65.75
VIP - Overseas	58,996	1,242,829	19.08
VIP - Investment Grade Bond	91,205	1,194,646	12.37
VIP - Asset Manager	33,951	539,593	15.76
VIP - Index 500	14,450	2,383,913	206.43
VIP - Asset Manager Growth	29,963	441,140	18.91
VIP - Contrafund	103,472	3,306,313	33.92
VIP - Balanced	93,219	1,503,357	16.27
VIP - Dynamic Capital Appreciation	8,794	91,677	12.85
VIP - Growth & Income	20,699	336,571	18.88
VIP - Growth Opportunities	11,294	292,962	31.75
VIP - Mid Cap	46,910	1,644,315	32.65
VIP - Value Strategies	4,615	62,163	14.54
VIP - Utilities	6,663	92,004	13.18
VIP - Technology	12,672	145,500	11.91
VIP - Energy	16,826	400,522	15.57
VIP - Health Care	22,014	542,153	25.92
VIP - Financial Services	4,367	49,077	9.74
VIP - Industrials	14,793	275,638	20.25
VIP - Consumer Discretionary	326	4,481	17.88
VIP - Real Estate	83,357	1,341,460	19.61
VIP - Strategic Income	46,982	541,268	10.60
VIP - International Capital Appreciation (a)	21,791	299,997	13.32
VIP - Value	9,243	138,937	13.36
VIP - Freedom Income	2,162	22,889	10.78
VIP - Freedom 2010	1,436	17,410	12.15
VIP - Freedom 2015	5,837	67,647	12.24
VIP - Freedom 2020	31,156	376,580	12.44
VIP - Freedom 2025	38,250	460,726	12.82
VIP - Freedom 2030	31,406	387,648	12.68
VIP - Disciplined Small Cap	12,033	170,099	14.52
VIP - Funds Manager 20%	36,765	387,831	11.01
VIP - Funds Manager 50%	54,004	558,336	11.85
VIP - Funds Manager 70%	350,239	3,780,691	12.05
VIP - Funds Manager 85%	21,716	247,218	11.87
VIP - Consumer Staples	4,149	68,673	18.25
VIP - Materials	548	7,726	12.18
UIF - Emerging Markets Equity	26,050	505,661	12.39
UIF - Emerging Markets Debt	10,870	96,377	7.45
UIF - Global Strategist (b)	20,852	247,644	9.39
Invesco - Van Kampen Global Core Equity	24,728	179,356	8.35
Lazard - Retirement Emerging Markets	4,483	115,042	15.51

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report
21

Notes to Financial Statements - continued

Fidelity Investments Variable Life Account I

5. Changes in Units Outstanding

The change in units outstanding for the years ended December 31, 2015 and 2014 were as follows:

Fidelity Variable Life
			VIP - Government Money Market (b)		VIP - High Income		VIP - Equity-Income
			12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Transferred			0	0	0	0	0	0
Units Redeemed			(159)	(97)	(19)	(389)	(200)	(892)
Net Increase/(Decrease)			(159)	(97)	(19)	(389)	(200)	(892)
	VIP - Growth		VIP - Overseas		VIP - Investment Grade Bond		VIP - Asset Manager
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Transferred	0	0	0	0	0	0	0	0
Units Redeemed	(119)	(732)	(102)	(887)	(685)	(416)	(42)	(40)
Net Increase/(Decrease)	(119)	(732)	(102)	(887)	(685)	(416)	(42)	(40)
Fidelity Lifetime Reserves
			VIP - Government Money Market (b)		VIP - High Income		VIP - Equity Income
			12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued			7,103	32,514	3,620	2,284	1,094	1,619
Units Redeemed			(16,288)	(45,008)	(2,894)	(8,242)	(390)	(959)
Net Increase/(Decrease)			(9,185)	(12,494)	726	(5,958)	704	660
			VIP - Growth		VIP - Overseas (a)		VIP - Overseas, Class R (c)
			12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued			320	298	62,383	0	2,378	4,125
Units Redeemed			(451)	(966)	(1,791)	0	(58,123)	(4,306)
Net Increase/(Decrease)			(131)	(668)	60,592	0	(55,745)	(181)
			VIP - Investment Grade Bond		VIP - Asset Manager		VIP - Index 500
			12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued			2,425	2,395	229	322	2,885	2,495
Units Redeemed			(5,311)	(3,668)	(5,670)	(645)	(1,731)	(28,015)
Net Increase/(Decrease)			(2,886)	(1,273)	(5,441)	(323)	1,154	(25,520)
			VIP - Asset Manager Growth		VIP - Contrafund		VIP - Balanced
			12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued			966	954	3,587	2,942	2,855	7,586
Units Redeemed			(644)	(451)	(3,237)	(2,830)	(4,591)	(5,317)
Net Increase/(Decrease)			322	503	350	112	(1,736)	2,269
			VIP - Dynamic Capital Appreciation		VIP - Growth & Income		VIP - Growth Opportunities
			12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued			284	82	2,889	769	3,475	2,489
Units Redeemed			(92)	(2,495)	(265)	(949)	(328)	(1,070)
Net Increase/(Decrease)			192	(2,413)	2,624	(180)	3,147	1,419

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report
22

Notes to Financial Statements - continued

Fidelity Investments Variable Life Account I

5. Changes in Units Outstanding - continued

Fidelity Lifetime Reserves - continued
	VIP - Mid Cap		VIP - Value Strategies		VIP - Utilities
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued	16,021	2,714	102	167	529	3,051
Units Redeemed	(4,301)	(2,055)	(192)	(881)	(2,917)	(1,188)
Net Increase/(Decrease)	11,720	659	(90)	(714)	(2,388)	1,863
	VIP - Technology		VIP - Energy		VIP - Health Care
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued	2,093	3,128	3,202	1,144	4,443	2,695
Units Redeemed	(754)	(5,707)	(940)	(2,362)	(3,395)	(2,390)
Net Increase/(Decrease)	1,339	(2,579)	2,262	(1,218)	1,048	305
	VIP - Financial Services		VIP - Industrials		VIP - Consumer Discretionary
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued	1,834	725	240	234	6	203
Units Redeemed	(192)	(5,738)	(263)	(227)	(2,522)	(69)
Net Increase/(Decrease)	1,642	(5,013)	(23)	7	(2,516)	134
	VIP - Real Estate		VIP - Strategic Income		VIP - Growth Strategies (c)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued	1,268	1,155	1,752	2,830	45	430
Units Redeemed	(2,355)	(5,199)	(5,042)	(2,022)	(24,888)	(1,252)
Net Increase/(Decrease)	(1,087)	(4,044)	(3,290)	808	(24,843)	(822)
	VIP - International Capital Appreciation (a)		VIP - International Capital Appreciation, Class R (c)		VIP - Value Leaders (c)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued	20,763	0	144	3,908	12	276
Units Redeemed	(2,274)	0	(20,752)	(1,600)	(3,692)	(241)
Net Increase/(Decrease)	18,489	0	(20,608)	2,308	(3,680)	35
	VIP - Value		VIP - Growth Stock (c)		VIP - Freedom Income
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued	3,132	40	285	25	0	227
Units Redeemed	(430)	(390)	(3,119)	(26)	(406)	(88)
Net Increase/(Decrease)	2,702	(350)	(2,834)	(1)	(406)	139
	VIP - Freedom 2010		VIP - Freedom 2015		VIP - Freedom 2020
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued	620	184	70	184	2,237	2,348
Units Redeemed	(629)	(501)	(36)	(501)	(720)	(1,400)
Net Increase/(Decrease)	(9)	(317)	34	(317)	1,517	948
	VIP - Freedom 2025		VIP - Freedom 2030		VIP - Disciplined Small Cap
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued	1,494	2,340	895	1,718	1,139	1,252
Units Redeemed	(799)	(268)	(818)	(1,451)	(2,264)	(548)
Net Increase/(Decrease)	695	2,072	77	267	(1,125)	704

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report
23

Notes to Financial Statements - continued

Fidelity Investments Variable Life Account I

5. Changes in Units Outstanding - continued

Fidelity Lifetime Reserves - continued
	VIP - FundsManager 20%		VIP - FundsManager 50%		VIP - FundsManager 70%
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued	0	0	1,249	1,286	10,657	13,152
Units Redeemed	(2,227)	(308)	(1,091)	(538)	(5,560)	(3,805)
Net Increase/(Decrease)	(2,227)	(308)	158	748	5,097	9,347
	VIP - FundsManager 85%		VIP - Consumer Staples		VIP - Materials
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued	1,256	993	342	182	99	82
Units Redeemed	(494)	(3,200)	(36)	(29)	(272)	(113)
Net Increase/(Decrease)	762	(2,207)	306	153	(173)	(31)
	VIP - Telecommunications		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued	0	0	687	1,045	208	560
Units Redeemed	0	(167)	(4,303)	(363)	(1,418)	(325)
Net Increase/(Decrease)	0	(167)	(3,616)	682	(1,210)	235
	UIF - Global Strategist (b)		Invesco - Van Kampen Global Core Equity		Lazard - Retirement Emerging Markets
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Units Issued	738	1,555	334	432	661	1,003
Units Redeemed	(2,295)	(493)	(485)	(979)	(1,024)	(1,479)
Net Increase/(Decrease)	(1,557)	1,062	(151)	(547)	(363)	(476)

(b)  Fund Name Change. See Note 1.

Annual Report
24

Notes to Financial Statements - continued

Fidelity Investments Variable Life Account I

6. Unit Values

A summary of unit values and units outstanding and the expense ratios, excluding expenses of the underlying funds, the investment income ratio, and total returns for each of the five years ended December 31:

		Unit value			Expense ratio (1)			Total Return (3)
	Units	VL	FLR	Net assets	VL	FLR	Investment income ratio (2)	(VL)	(FLR)
VIP - Government Money Market (b)
2015	60,440	$20.87	$20.25	$1,230,919	0.85%	1.00%	0.03%	(0.82%)	(0.97%)
2014	69,784	$21.04	$20.45	$1,433,838	0.85%	1.00%	0.01%	(0.84%)	(0.99%)
2013	82,375	$21.22	$20.66	$1,707,962	0.85%	1.00%	0.03%	(0.82%)	(0.97%)
2012	114,146	$21.40	$20.86	$2,358,894	0.85%	1.00%	0.14%	(0.72%)	(0.87%)
2011	128,145	$21.55	$21.04	$2,702,513	0.85%	1.00%	0.10%	(0.74%)	(0.89%)
VIP - High Income
2015	66,358	$45.11	$15.98	$1,098,634	0.85%	1.00%	6.69%	(4.45%)	(4.59%)
2014	65,651	$47.21	$16.75	$1,140,121	0.85%	1.00%	5.49%	0.30%	0.14%
2013	71,998	$47.07	$16.73	$1,256,342	0.85%	1.00%	5.96%	5.05%	4.89%
2012	75,104	$44.81	$15.95	$1,252,342	0.85%	1.00%	6.11%	13.25%	13.08%
2011	72,521	$39.56	$14.10	$1,068,651	0.85%	1.00%	6.33%	3.15%	2.99%
VIP - Equity-Income
2015	30,306	$86.73	$85.68	$2,617,601	0.85%	1.00%	3.24%	(4.78%)	(4.92%)
2014	29,802	$91.09	$90.11	$2,705,254	0.85%	1.00%	2.90%	7.79%	7.63%
2013	30,034	$84.50	$83.72	$2,531,019	0.85%	1.00%	2.56%	27.06%	26.87%
2012	31,311	$66.51	$65.99	$2,094,102	0.85%	1.00%	3.16%	16.31%	16.13%
2011	31,247	$57.18	$56.83	$1,783,822	0.85%	1.00%	2.57%	0.11%	(0.04%)
VIP - Growth
2015	15,360	$106.71	$108.98	$1,648,134	0.85%	1.00%	0.26%	6.26%	6.10%
2014	15,610	$100.42	$102.71	$1,576,940	0.85%	1.00%	0.18%	10.35%	10.18%
2013	17,010	$91.00	$93.21	$1,558,578	0.85%	1.00%	0.30%	35.18%	34.97%
2012	17,898	$67.32	$69.06	$1,225,411	0.85%	1.00%	0.56%	13.71%	13.54%
2011	18,858	$59.20	$60.83	$1,123,695	0.85%	1.00%	0.37%	(0.65%)	(0.80%)
VIP - Overseas
2015	65,624	$42.08	$15.08	$1,125,501	0.85%	1.00%	1.39%	2.74%	2.59%
2014	5,134	$40.96	—	$210,279	0.85%	—	1.30%	(8.86%)	—
2013	6,021	$44.94	—	$270,590	0.85%	—	1.40%	29.33%	—
2012	6,268	$34.75	—	$217,828	0.85%	—	1.99%	19.71%	—
2011	6,567	$29.03	—	$190,629	0.85%	—	1.41%	(17.87%)	—
VIP - Overseas, Class R (c)
2015	—	—	—	—	—	—	—	—	—
2014	55,745	—	$14.70	$819,313	—	1.00%	1.37%	—	(9.02%)
2013	55,926	—	$16.15	$903,422	—	1.00%	1.38%	—	29.15%
2012	56,987	—	$12.51	$712,801	—	1.00%	2.09%	—	19.50%
2011	53,635	—	$10.47	$561,406	—	1.00%	1.47%	—	(17.97%)
VIP - Investment Grade Bond
2015	28,739	$39.93	$38.99	$1,128,024	0.85%	1.00%	2.48%	(1.44%)	(1.59%)
2014	32,310	$40.52	$39.62	$1,287,851	0.85%	1.00%	2.20%	4.93%	4.77%
2013	33,999	$38.61	$37.81	$1,292,877	0.85%	1.00%	2.36%	(2.61%)	(2.76%)
2012	34,817	$39.65	$38.88	$1,360,919	0.85%	1.00%	2.53%	4.99%	4.83%
2011	31,145	$37.76	$37.09	$1,161,505	0.85%	1.00%	3.65%	6.42%	6.26%
VIP - Asset Manager
2015	10,387	$52.75	$50.59	$535,108	0.85%	1.00%	1.12%	(0.71%)	(0.86%)
2014	15,870	$53.13	$51.03	$819,244	0.85%	1.00%	1.52%	4.93%	4.77%
2013	16,233	$50.63	$48.70	$799,331	0.85%	1.00%	1.62%	14.72%	14.55%
2012	16,756	$44.13	$42.52	$720,454	0.85%	1.00%	1.40%	11.52%	11.35%
2011	16,142	$39.57	$38.18	$623,310	0.85%	1.00%	2.00%	(3.39%)	(3.53%)

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report
25

Notes to Financial Statements - continued

Fidelity Investments Variable Life Account I

6. Unit Values - continued

		Unit value			Expense ratio (1)			Total Return (3)
	Units	VL	FLR	Net assets	VL	FLR	Investment income ratio (2)	(VL)	(FLR)
VIP - Index 500
2015	49,927	—	$59.75	$2,983,226	—	1.00%	2.05%	—	0.32%
2014	48,773	—	$59.56	$2,904,920	—	1.00%	1.66%	—	12.43%
2013	74,293	—	$52.97	$3,935,516	—	1.00%	2.21%	—	30.92%
2012	39,941	—	$40.46	$1,616,076	—	1.00%	2.17%	—	14.75%
2011	37,982	—	$35.26	$1,339,280	—	1.00%	2.06%	—	1.02%
VIP - Asset Manager Growth
2015	16,860	—	$33.59	$566,393	—	1.00%	1.22%	—	(0.92%)
2014	16,538	—	$33.91	$560,729	—	1.00%	1.13%	—	4.82%
2013	16,035	—	$32.35	$518,716	—	1.00%	1.09%	—	21.19%
2012	15,321	—	$26.69	$408,954	—	1.00%	1.46%	—	14.29%
2011	15,221	—	$23.35	$355,469	—	1.00%	1.75%	—	(7.11%)
VIP - Contrafund
2015	48,803	—	$71.91	$3,509,613	—	1.00%	1.05%	—	(0.34%)
2014	48,453	—	$72.16	$3,496,139	—	1.00%	0.99%	—	10.82%
2013	48,341	—	$65.11	$3,147,387	—	1.00%	1.11%	—	29.97%
2012	46,318	—	$50.09	$2,320,195	—	1.00%	1.43%	—	15.25%
2011	42,426	—	$43.47	$1,844,069	—	1.00%	0.98%	—	(3.50%)
VIP - Balanced
2015	56,210	—	$26.98	$1,516,615	—	1.00%	1.55%	—	(0.41%)
2014	57,946	—	$27.09	$1,569,972	—	1.00%	1.49%	—	9.16%
2013	55,677	—	$24.82	$1,381,932	—	1.00%	1.60%	—	18.46%
2012	56,004	—	$20.95	$1,173,416	—	1.00%	1.79%	—	13.91%
2011	53,062	—	$18.39	$975,974	—	1.00%	1.67%	—	(4.58%)
VIP - Dynamic Capital Appreciation
2015	5,054	—	$22.37	$113,053	—	1.00%	0.87%	—	0.28%
2014	4,862	—	$22.31	$108,463	—	1.00%	0.32%	—	9.82%
2013	7,275	—	$20.31	$147,793	—	1.00%	0.37%	—	37.15%
2012	7,197	—	$14.81	$106,604	—	1.00%	0.68%	—	21.49%
2011	7,794	—	$12.19	$95,027	—	1.00%	0.46%	—	(3.66%)
VIP - Growth & Income
2015	13,418	—	$29.13	$390,841	—	1.00%	2.36%	—	(3.25%)
2014	10,794	—	$30.11	$324,984	—	1.00%	1.80%	—	9.37%
2013	10,974	—	$27.53	$302,099	—	1.00%	1.97%	—	32.23%
2012	10,322	—	$20.82	$214,893	—	1.00%	2.39%	—	17.37%
2011	9,384	—	$17.74	$166,437	—	1.00%	1.90%	—	0.59%
VIP - Growth Opportunities
2015	14,726	—	$24.35	$358,604	—	1.00%	0.20%	—	4.55%
2014	11,579	—	$23.29	$269,696	—	1.00%	0.24%	—	11.08%
2013	10,160	—	$20.97	$213,023	—	1.00%	0.27%	—	36.52%
2012	12,834	—	$15.36	$197,115	—	1.00%	0.40%	—	18.41%
2011	13,859	—	$12.97	$179,760	—	1.00%	0.17%	—	1.28%
VIP - Mid Cap
2015	42,621	—	$35.93	$1,531,560	—	1.00%	0.55%	—	(2.38%)
2014	30,901	—	$36.81	$1,137,439	—	1.00%	0.27%	—	5.22%
2013	30,242	—	$34.98	$1,057,910	—	1.00%	0.49%	—	34.87%
2012	34,927	—	$25.94	$905,915	—	1.00%	0.65%	—	13.68%
2011	35,011	—	$22.82	$798,839	—	1.00%	0.26%	—	(11.51%)
VIP - Value Strategies
2015	3,707	—	$18.10	$67,110	—	1.00%	1.17%	—	(3.96%)
2014	3,797	—	$18.85	$71,570	—	1.00%	0.95%	—	5.73%
2013	4,511	—	$17.83	$80,420	—	1.00%	0.98%	—	29.19%
2012	4,328	—	$13.80	$59,720	—	1.00%	0.64%	—	26.00%
2011	4,141	—	$10.95	$45,352	—	1.00%	0.61%	—	(9.72%)

Annual Report
26

Notes to Financial Statements - continued

Fidelity Investments Variable Life Account I

6. Unit Values - continued

		Unit value			Expense ratio (1)			Total Return (3)
	Units	VL	FLR	Net assets	VL	FLR	Investment income ratio (2)	(VL)	(FLR)
VIP - Utilities
2015	4,590	—	$19.13	$87,825	—	1.00%	2.00%	—	(11.61%)
2014	6,978	—	$21.65	$151,045	—	1.00%	1.67%	—	20.56%
2013	5,115	—	$17.96	$91,849	—	1.00%	2.78%	—	19.81%
2012	4,850	—	$14.99	$72,688	—	1.00%	2.56%	—	6.32%
2011	4,823	—	$14.09	$67,986	—	1.00%	1.97%	—	12.07%
VIP - Technology
2015	6,715	—	$22.46	$150,823	—	1.00%	0.16%	—	5.20%
2014	5,376	—	$21.35	$114,777	—	1.00%	0.10%	—	10.79%
2013	7,955	—	$19.27	$153,300	—	1.00%	0.16%	—	26.53%
2012	8,399	—	$15.23	$127,925	—	1.00%	—	—	16.34%
2011	8,839	—	$13.09	$115,716	—	1.00%	—	—	(10.68%)
VIP - Energy
2015	12,921	—	$20.27	$261,866	—	1.00%	1.20%	—	(21.34%)
2014	10,659	—	$25.77	$274,644	—	1.00%	0.93%	—	(13.47%)
2013	11,877	—	$29.78	$353,668	—	1.00%	0.97%	—	23.24%
2012	11,709	—	$24.16	$282,926	—	1.00%	1.03%	—	3.94%
2011	11,893	—	$23.25	$276,477	—	1.00%	1.03%	—	(5.94%)
VIP - Health Care
2015	14,752	—	$38.68	$570,653	—	1.00%	0.00%	—	5.30%
2014	13,704	—	$36.73	$503,428	—	1.00%	—	—	31.50%
2013	13,399	—	$27.93	$374,279	—	1.00%	—	—	54.57%
2012	14,639	—	$18.07	$264,561	—	1.00%	0.50%	—	19.59%
2011	11,333	—	$15.11	$171,257	—	1.00%	—	—	7.23%
VIP - Financial Services
2015	3,603	—	$11.81	$42,554	—	1.00%	1.22%	—	(4.66%)
2014	1,961	—	$12.39	$24,288	—	1.00%	1.01%	—	9.77%
2013	6,974	—	$11.28	$78,700	—	1.00%	1.59%	—	32.52%
2012	2,144	—	$8.52	$18,256	—	1.00%	1.02%	—	27.25%
2011	2,279	—	$6.69	$15,253	—	1.00%	0.38%	—	(21.26%)
VIP - Industrials
2015	8,703	—	$34.42	$299,545	—	1.00%	0.87%	—	(2.87%)
2014	8,726	—	$35.43	$309,188	—	1.00%	0.90%	—	5.14%
2013	8,719	—	$33.70	$293,835	—	1.00%	0.96%	—	38.40%
2012	3,830	—	$24.35	$93,273	—	1.00%	1.40%	—	18.62%
2011	4,314	—	$20.53	$88,567	—	1.00%	1.10%	—	(5.60%)
VIP - Consumer Discretionary
2015	245	—	$23.99	$5,871	—	1.00%	0.10%	—	3.66%
2014	2,761	—	$23.14	$63,898	—	1.00%	0.56%	—	8.54%
2013	2,627	—	$21.32	$55,996	—	1.00%	0.12%	—	39.69%
2012	3,304	—	$15.26	$50,431	—	1.00%	0.34%	—	20.44%
2011	3,825	—	$12.67	$48,466	—	1.00%	0.73%	—	(2.73%)
VIP - Real Estate
2015	79,353	—	$20.60	$1,634,647	—	1.00%	1.96%	—	2.68%
2014	80,440	—	$20.06	$1,613,856	—	1.00%	1.82%	—	28.88%
2013	84,484	—	$15.57	$1,315,213	—	1.00%	1.87%	—	0.81%
2012	72,053	—	$15.44	$1,112,705	—	1.00%	1.48%	—	17.38%
2011	69,722	—	$13.16	$917,270	—	1.00%	1.19%	—	7.01%
VIP - Strategic Income
2015	31,504	—	$15.81	$498,016	—	1.00%	2.80%	—	(2.61%)
2014	34,794	—	$16.23	$564,778	—	1.00%	3.09%	—	2.57%
2013	33,986	—	$15.83	$537,859	—	1.00%	3.68%	—	(0.71%)
2012	39,208	—	$15.94	$624,953	—	1.00%	3.81%	—	9.39%
2011	35,362	—	$14.57	$515,260	—	1.00%	4.24%	—	3.62%
Annual Report
27

Notes to Financial Statements - continued

Fidelity Investments Variable Life Account I

6. Unit Values - continued

		Unit value			Expense ratio (1)			Total Return (3)
	Units	VL	FLR	Net assets	VL	FLR	Investment income ratio (2)	(VL)	(FLR)
VIP - Growth Strategies (c)
2015	—	—	—	—	—	—	—	—	—
2014	24,843	—	$17.93	$445,471	—	1.00%	0.11%	—	12.44%
2013	25,665	—	$15.95	$409,301	—	1.00%	0.02%	—	35.88%
2012	23,873	—	$11.74	$280,177	—	1.00%	—	—	10.58%
2011	21,911	—	$10.61	$232,537	—	1.00%	—	—	(9.90%)
VIP - International Capital Appreciation (a)
2015	18,489	—	$15.70	$290,258	—	1.00%	0.61%	—	2.19%
VIP - International Capital Appreciation,
Class R (c)
2015	—	—	—	—	—	—	—	—	—
2014	20,608	—	$15.36	$316,592	—	1.00%	0.41%	—	1.99%
2013	18,300	—	$15.06	$275,658	—	1.00%	0.66%	—	20.43%
2012	19,855	—	$12.51	$248,335	—	1.00%	1.02%	—	24.64%
2011	19,842	—	$10.03	$199,106	—	1.00%	0.91%	—	(13.44%)
VIP - Value Leaders (c)
2015	—	—	—	—	—	—	—	—	—
2014	3,680	—	$14.87	$54,733	—	1.00%	1.26%	—	11.93%
2013	3,645	—	$13.29	$48,437	—	1.00%	0.64%	—	33.82%
2012	3,652	—	$9.93	$36,266	—	1.00%	2.14%	—	12.85%
2011	4,303	—	$8.80	$37,862	—	1.00%	1.56%	—	(8.91%)
VIP - Value
2015	7,042	—	$17.50	$123,254	—	1.00%	1.55%	—	(1.74%)
2014	4,340	—	$17.81	$77,318	—	1.00%	1.34%	—	10.30%
2013	4,690	—	$16.15	$75,748	—	1.00%	0.79%	—	31.13%
2012	8,148	—	$12.32	$100,358	—	1.00%	1.94%	—	19.69%
2011	7,010	—	$10.29	$72,133	—	1.00%	1.18%	—	(3.48%)
VIP - Growth Stock (c)
2015	—	—	—	—	—	—	—	—	—
2014	2,834	—	$20.88	$59,180	—	1.00%	0.81%	—	11.46%
2013	2,835	—	$18.74	$53,104	—	1.00%	0.59%	—	33.53%
2012	5,816	—	$14.03	$81,611	—	1.00%	0.89%	—	17.20%
2011	5,539	—	$11.97	$66,322	—	1.00%	—	—	(0.19%)
VIP - Freedom Income
2015	1,698	—	$13.73	$23,305	—	1.00%	1.65%	—	(1.34%)
2014	2,104	—	$13.91	$29,276	—	1.00%	1.63%	—	2.74%
2013	1,965	—	$13.54	$26,616	—	1.00%	1.50%	—	4.49%
2012	2,057	—	$12.96	$26,662	—	1.00%	1.99%	—	5.45%
2011	107	—	$12.29	$1,314	—	1.00%	1.86%	—	0.61%
VIP - Freedom 2010
2015	1,111	—	$15.73	$17,484	—	1.00%	1.81%	—	(1.28%)
2014	1,120	—	$15.94	$17,850	—	1.00%	1.65%	—	3.48%
2013	1,437	—	$15.40	$22,131	—	1.00%	1.42%	—	12.35%
2012	1,681	—	$13.71	$23,038	—	1.00%	2.15%	—	10.66%
2011	1,349	—	$12.39	$16,708	—	1.00%	2.31%	—	(1.19%)
VIP - Freedom 2015
2015	4,437	—	$16.10	$71,454	—	1.00%	1.84%	—	(1.33%)
2014	4,403	—	$16.32	$71,848	—	1.00%	1.70%	—	3.65%
2013	4,280	—	$15.74	$67,379	—	1.00%	1.54%	—	13.27%
2012	5,876	—	$13.90	$81,678	—	1.00%	2.14%	—	11.10%
2011	5,174	—	$12.51	$64,738	—	1.00%	2.34%	—	(1.35%)

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report
28

Notes to Financial Statements - continued

Fidelity Investments Variable Life Account I

6. Unit Values - continued

		Unit value			Expense ratio (1)			Total Return (3)
	Units	VL	FLR	Net assets	VL	FLR	Investment income ratio (2)	(VL)	(FLR)
VIP - Freedom 2020
2015	23,913	—	$16.21	$387,617	—	1.00%	1.92%	—	(1.27%)
2014	22,396	—	$16.42	$367,697	—	1.00%	1.72%	—	3.78%
2013	21,448	—	$15.82	$339,323	—	1.00%	1.93%	—	14.85%
2012	19,271	—	$13.77	$265,454	—	1.00%	2.19%	—	12.24%
2011	17,143	—	$12.27	$210,386	—	1.00%	2.17%	—	(2.02%)
VIP - Freedom 2025
2015	28,767	—	$17.05	$490,375	—	1.00%	1.87%	—	(1.18%)
2014	28,072	—	$17.25	$484,237	—	1.00%	1.71%	—	4.01%
2013	26,000	—	$16.58	$431,195	—	1.00%	1.95%	—	18.75%
2012	23,940	—	$13.97	$334,330	—	1.00%	1.96%	—	13.95%
2011	22,195	—	$12.26	$272,014	—	1.00%	1.99%	—	(3.08%)
VIP - Freedom 2030
2015	23,651	—	$16.84	$398,233	—	1.00%	1.76%	—	(1.23%)
2014	23,574	—	$17.05	$401,889	—	1.00%	1.57%	—	3.91%
2013	23,307	—	$16.41	$382,401	—	1.00%	1.84%	—	20.45%
2012	22,869	—	$13.62	$311,521	—	1.00%	2.37%	—	14.42%
2011	19,783	—	$11.91	$235,520	—	1.00%	2.16%	—	(3.57%)
VIP - Disciplined Small Cap
2015	11,387	—	$15.34	$174,727	—	1.00%	0.57%	—	(2.97%)
2014	12,512	—	$15.81	$197,851	—	1.00%	0.45%	—	4.23%
2013	11,808	—	$15.17	$179,142	—	1.00%	0.61%	—	36.97%
2012	9,857	—	$11.08	$109,181	—	1.00%	3.16%	—	17.81%
2011	4,408	—	$9.40	$41,444	—	1.00%	0.49%	—	(2.35%)
VIP - FundsManager 20%
2015	31,104	—	$13.01	$404,785	—	1.00%	1.11%	—	(1.03%)
2014	33,331	—	$13.15	$438,276	—	1.00%	1.27%	—	3.08%
2013	33,639	—	$12.76	$429,114	—	1.00%	1.24%	—	4.57%
2012	33,959	—	$12.20	$414,280	—	1.00%	1.39%	—	4.52%
2011	34,292	—	$11.67	$400,230	—	1.00%	1.60%	—	1.29%
VIP - FundsManager 50%
2015	45,438	—	$14.08	$639,960	—	1.00%	1.13%	—	(0.86%)
2014	45,280	—	$14.21	$643,286	—	1.00%	1.16%	—	4.05%
2013	44,532	—	$13.65	$608,053	—	1.00%	1.02%	—	13.75%
2012	43,609	—	$12.00	$523,475	—	1.00%	1.23%	—	9.03%
2011	45,290	—	$11.01	$498,647	—	1.00%	1.76%	—	(1.41%)
VIP - FundsManager 70%
2015	294,965	—	$14.31	$4,220,360	—	1.00%	0.94%	—	(0.52%)
2014	289,868	—	$14.38	$4,168,901	—	1.00%	1.18%	—	4.10%
2013	280,521	—	$13.82	$3,875,451	—	1.00%	1.12%	—	20.54%
2012	292,622	—	$11.46	$3,353,900	—	1.00%	1.56%	—	12.08%
2011	287,536	—	$10.23	$2,940,328	—	1.00%	1.58%	—	(3.87%)
VIP - FundsManager 85%
2015	18,107	—	$14.23	$257,637	—	1.00%	1.46%	—	(0.61%)
2014	17,345	—	$14.32	$248,315	—	1.00%	0.90%	—	4.24%
2013	19,552	—	$13.73	$268,526	—	1.00%	0.83%	—	26.45%
2012	23,783	—	$10.86	$258,321	—	1.00%	1.20%	—	12.97%
2011	25,693	—	$9.61	$247,024	—	1.00%	1.26%	—	(6.24%)
VIP - Consumer Staples
2015	3,509	—	$21.52	$75,501	—	1.00%	1.58%	—	8.36%
2014	3,203	—	$19.86	$63,599	—	1.00%	1.50%	—	14.51%
2013	3,050	—	$17.34	$52,883	—	1.00%	2.49%	—	20.58%
2012	6,168	—	$14.38	$88,708	—	1.00%	1.68%	—	14.24%
2011	5,753	—	$12.59	$72,424	—	1.00%	1.12%	—	7.10%

Annual Report
29

Notes to Financial Statements - continued

Fidelity Investments Variable Life Account I

6. Unit Values - continued

		Unit value			Expense ratio (1)			Total Return (3)
	Units	VL	FLR	Net assets	VL	FLR	Investment income ratio (2)	(VL)	(FLR)
VIP - Materials
2015	426	—	$15.67	$6,671	—	1.00%	1.10%	—	(9.92%)
2014	599	—	$17.39	$10,414	—	1.00%	0.93%	—	(0.63%)
2013	630	—	$17.50	$11,019	—	1.00%	0.52%	—	20.93%
2012	2,486	—	$14.47	$35,979	—	1.00%	1.33%	—	18.94%
2011	1,116	—	$12.17	$13,570	—	1.00%	1.33%	—	(9.12%)
VIP - Telecommunications
2015	—	—	$—	$—	—	—	—	—	—
2014	—	—	—	—	—	1.00%	—	—	2.46%
2013	167	—	$12.15	$2,029	—	1.00%	1.63%	—	20.07%
2012	175	—	$10.12	$1,775	—	1.00%	1.83%	—	19.03%
2011	137	—	$8.50	$1,157	—	1.00%	7.87%	—	(2.98%)
UIF - Emerging Markets Equity
2015	14,475	—	$22.30	$322,803	—	1.00%	0.77%	—	(11.59%)
2014	18,091	—	$25.22	$456,299	—	1.00%	0.38%	—	(5.44%)
2013	17,409	—	$26.68	$464,385	—	1.00%	1.22%	—	(2.01%)
2012	17,245	—	$27.22	$469,476	—	1.00%	—	—	18.75%
2011	16,056	—	$22.93	$368,090	—	1.00%	0.42%	—	(19.03%)
UIF - Emerging Markets Debt
2015	2,801	—	$28.91	$80,966	—	1.00%	4.36%	—	(2.10%)
2014	4,011	—	$29.53	$118,435	—	1.00%	5.53%	—	1.90%
2013	3,776	—	$28.98	$109,411	—	1.00%	4.11%	—	(9.66%)
2012	3,870	—	$32.08	$124,145	—	1.00%	3.29%	—	16.78%
2011	4,448	—	$27.47	$122,169	—	1.00%	3.60%	—	5.97%
UIF - Global Strategist (b)
2015	13,182	—	$14.85	$195,800	—	1.00%	1.72%	—	(7.33%)
2014	14,739	—	$16.03	$236,243	—	1.00%	0.83%	—	1.13%
2013	13,677	—	$15.85	$216,774	—	1.00%	0.11%	—	14.79%
2012	13,760	—	$13.81	$189,995	—	1.00%	2.13%	—	12.70%
2011	12,713	—	$12.25	$155,749	—	1.00%	1.42%	—	(4.64%)
Invesco - Van Kampen Global Core Equity
2015	12,435	—	$16.60	$206,392	—	1.00%	1.34%	—	(2.41%)
2014	12,586	—	$17.01	$214,043	—	1.00%	1.99%	—	(0.32%)
2013	13,133	—	$17.06	$224,054	—	1.00%	1.97%	—	21.28%
2012	14,303	—	$14.07	$201,196	—	1.00%	2.64%	—	12.61%
2011	13,735	—	$12.49	$171,589	—	1.00%	3.28%	—	(11.78%)
Lazard - Retirement Emerging Markets
2015	6,314	—	$11.01	$69,544	—	1.00%	1.33%	—	(20.70%)
2014	6,677	—	$13.89	$92,751	—	1.00%	1.86%	—	(5.34%)
2013	7,153	—	$14.67	$104,958	—	1.00%	1.51%	—	(2.00%)
2012	9,492	—	$14.97	$142,133	—	1.00%	2.57%	—	21.11%
2011	4,922	—	$12.36	$60,855	—	1.00%	2.06%	—	(18.61%)

(b)  Fund Name Change. See Note 1.

(1)  These amounts represent that annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

Annual Report
30

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Policyholders of Fidelity Investments Variable Life Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Life Account I of Fidelity Investments Life Insurance Company at December 31, 2015 the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2016

Annual Report
31

Fidelity Variable Life, Variable Universal Life and Survivorship Universal Life are issued by Fidelity Investments Life Insurance Company

Fidelity Brokerage Services LLC, member NYSE, SIPC, and Fidelity Insurance Agency, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.LIF-ANN-0216

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2015, 2014 and 2013

TABLE OF CONTENTS	PAGE(S)

Independent Auditor’s Report	1-2

Consolidated Balance Sheets	3

Consolidated Statements of Comprehensive Income	4

Consolidated Statements of Stockholder’s Equity	5

Consolidated Statements of Cash Flows	6

Notes to Consolidated Financial Statements	7 - 27

Independent Auditor’s Report

To the Board of Directors of

Fidelity Investments Life Insurance Company:

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2015 and 2014, the related consolidated statement of comprehensive income, the consolidated statement of stockholder’s equity, and the consolidated statement of cash flows for the years then ended.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2016

2

FIDELITY INVESTMENTS LIFE INSURANCE  COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2015	2014
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $880,719 in 2015 and $806,196 in 2014)	$873,312	$812,449
Other investment	1,665	1,877
Policy loans	1,632	1,244

Total investments	876,609	815,570

Cash and cash equivalents	109,168	95,824
Accrued investment income	3,139	4,115
Deferred policy acquisition costs	69,665	68,243
Reinsurance deposit and receivables	1,207,525	1,277,938
Other assets	19,534	17,643
Net deferred tax asset	81,165	72,656
Income taxes receivable	—	7,304
Separate account assets	26,175,983	25,914,707

Total assets	28,542,788	28,274,000

LIABILITIES
Future contract and policy benefits	772,375	805,217
Contract holder deposit funds	708,370	734,105
Other liabilities and accrued expenses	32,778	33,375
Income taxes payable	5,715	—
Payable to parent and affiliates, net	11,096	10,294
Separate account liabilities	26,175,983	25,914,707

Total liabilities	27,706,317	27,497,698

Commitments and contingencies (Note 12)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	(4,683)	3,948
Retained earnings	766,616	697,795
Total Fidelity Investments Life Insurance Company Stockholder’s Equity	836,311	776,121
Noncontrolling interest	160	181

Total stockholder’s equity	836,471	776,302

Total liabilities and stockholder’s equity	$28,542,788	$28,274,000

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2015	2014	2013

Revenues:
Fees charged to contract holders	$116,704	$116,191	$108,801
Net investment income	20,620	18,561	16,786
Interest on reinsurance deposit	30,458	32,394	34,722
Fund administration fees (1)	58,116	52,828	45,129
Premiums, net	10,104	9,394	8,589
Net realized investment gains (losses):
Other than temporary losses on debt securities	(223)	—	(39)
Net realized investment gains on sales	899	5,406	2,412
Total net realized investment gains	676	5,406	2,373

Total revenues	236,678	234,774	216,400

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	71,270	69,383	69,226
Contract and policy benefits and expenses	52,370	53,524	58,570
Other expenses	24,067	20,502	—

Total benefits and expenses	147,707	143,409	127,796

Income before income taxes	88,971	91,365	88,604

Income tax expense	20,641	22,534	21,842

Net income	68,330	68,831	66,762
Less: Net loss attributable to noncontrolling interest	(491)	(333)	—
Net income attributable to Fidelity Investments Life Insurance Company	68,821	69,164	66,762

Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	(12,636)	6,675	(15,626)
Reclassification adjustment for net realized gains included in net income	(676)	(5,406)	(2,373)
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	4,681	(450)	6,388

Other comprehensive income (loss), net of tax	(8,631)	819	(11,611)
Comprehensive income	59,699	69,650	55,151
Less: Comprehensive loss attributable to noncontrolling interest	(491)	(333)	—
Comprehensive income attributable to Fidelity Investments Life Insurance Company	$60,190	$69,983	$55,151

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2015, 2014 and 2013

			Accumulated
		Additional	Other			Total
	Common	Paid-In	Comprehensive	Retained	Noncontrolling	Stockholder’s
	Stock	Capital	Income	Earnings	Interest	Equity

Balance at December 31, 2012	$3,000	$69,582	$14,740	$561,870	$—	$649,192

Comprehensive income:
Net income	—	—	—	66,762	—	66,762
Other comprehensive loss	—	—	(11,611)	—	—	(11,611)

Balance at December 31, 2013	$3,000	$69,582	$3,129	$628,631	$—	$704,342

Comprehensive income:
Capital contribution	—	1,796	—	—	197	1,993
Other contributions	—	—	—	—	317	317
Net Income (loss)	—	—	—	69,164	(333)	68,831
Other comprehensive income	—	—	819	—	—	819

Balance at December 31, 2014	$3,000	$71,378	$3,948	$697,795	$181	$776,302

Comprehensive income:
Other contributions	—	—	—	—	470	470
Net Income (loss)	—	—	—	68,821	(491)	68,330
Other comprehensive income	—	—	(8,631)	—	—	(8,631)

Balance at December 31, 2015	$3,000	$71,378	$(4,683)	$766,616	$160	$836,471

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2015	2014	2013
Cash flows provided by (used for) operating activities:
Net income	$68,330	$68,831	$66,762
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	2,364	1,998	2,821
Net realized investment gains	(676)	(5,406)	(2,373)
Benefit for deferred taxes	(3,827)	(2,979)	(103)
Equity loss from investee company	4,913	3,327	—
Changes in assets and liabilities:
Accrued investment income	976	553	197
Change in deferred policy acquisition costs, net of amortization	(1,074)	(1,774)	(4,313)
Future contract and policy benefits, net	84,207	82,489	92,642
Reinsurance deposit and receivables	70,413	77,104	74,822
Payable to parent and affiliates, net	802	1,560	(1,753)
Income taxes	13,019	1,713	2,160
Other assets and other liabilities, net	479	(8,393)	411

Net cash provided by operating activities	239,926	219,023	231,273

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(517,643)	(625,686)	(794,056)
Proceeds from sales of equity securities	—	55	—
Proceeds from sales of debt securities	429,360	535,569	695,171
Proceeds from maturities and calls of debt securities	12,077	17,495	24,331
Investment in investee company	(4,231)	(2,851)	—
Investment trades payable (receivable)	(2,947)	115	123
Purchase of fixed assets	(26)	—	—
Change in policy loans	(389)	(119)	(475)

Net cash (used for) provided by investing activities	(83,799)	(75,422)	(74,906)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	2,007,444	2,049,348	2,087,955
Net transfers from separate accounts	(385,113)	(528,858)	(580,327)
Withdrawals from variable annuity contracts	(1,678,377)	(1,561,544)	(1,533,599)
Withdrawals from fixed annuity contracts	(86,737)	(92,629)	(104,069)

Net cash used for financing activities	(142,783)	(133,683)	(130,040)

Net increase in cash and cash equivalents	13,344	9,918	26,327

Cash and cash equivalents:
Beginning of year	95,824	85,906	59,579
End of year	$109,168	$95,824	$85,906

Supplemental disclosure of cash flow information for non-cash transactions
Charitable donation of debt securities	$(19,164)	$(17,195)	$—
Capital contribution from parent	$—	$1,796	$—

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1.    ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”).  In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”).  FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia.  Amounts invested in the fixed option of the contracts are allocated to the general account of the Company.  Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company.  Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company.  The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds.  Separate account assets are reported at the net asset value of such portfolios.  The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value.  Fair values for debt and equity securities are obtained from independent pricing sources.  For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis.  The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.  Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes.  The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method.  Such amortization is included in investment income.  Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values.  Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security.  When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis.  Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received.  Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents.  Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value.  The Company reclassifies cash overdrafts to other liabilities and accrued expenses. Cash overdrafts were $10,847 and $11,311 at December 31, 2015 and 2014, respectively.  Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $103,134 and $90,202 at December 31, 2015 and 2014, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting.  In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investees’ earnings and losses in other expenses in the Consolidated Statements of Comprehensive Income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios.  Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders and the cost of providing insurance protection for variable life contract holders.  Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product.  Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets.  Premiums for term life insurance products are recognized as revenues over the premium-paying period.  Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 — Guaranteed Benefits) on certain variable annuity products, the majority of the 100% life contingent fixed income annuity product and life products.  Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the liabilities for the fixed portion of the variable deferred annuity products, fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits.  Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risk with other companies.  As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded.  The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations.  The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred.  The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 — Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.  These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future.  The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders).  These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.  Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.  See Note 10 — Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances.  The Company assumes a long term return of 7.5% before fund expenses and other charges.  The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years.  The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond.  The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract.  Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract.  Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off.  Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract.  Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.  There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2015, 2014 or 2013.  During 2015 and 2014, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization.  Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI.  Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis.  Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group.  Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The Company recognizes the benefit of uncertain tax positions only when the position is “more likely than not” to be sustained by the tax authorities.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Adoption of New Accounting Pronouncements

In April 2014, the FASB issued new guidance that clarified the scope of what should be reported as discontinued operations and provided for new disclosure requirements.   The Company adopted this guidance effective January 1, 2015.  The adoption of this guidance did not have an impact on the consolidated financial statements.

In February 2013, the Financial Accounting Standards Board (“FASB”) issued new guidance that requires companies to present information about the reclassification adjustments from accumulated comprehensive income in a single note or on the face of the financial statements.  The Company adopted this guidance effective January 1, 2013.  The information required by this guidance was previously included in the consolidated statements of comprehensive income and therefore, the adoption of this guidance did not have a material impact on the consolidated financial statements.

On January 1, 2013, the Company adopted new guidance issued by the FASB, requiring companies to disclose both gross and net information about certain financial instruments including derivatives, resale and repurchase agreements, and securities lending transactions to the extent that they are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.  This guidance was effective for the Company beginning January 1, 2013 with retrospective application required.  The Company’s adoption of this guidance did not have an impact on the consolidated financial statements.

Future Adoption of New Accounting Pronouncements

In January 2016, the FASB issued new guidance on the recognition and measurement of financial assets and financial liabilities. The guidance amends existing GAAP related to the classification and measurement of equity investments and improves the presentation of changes in fair value for financial liabilities accounted for pursuant to the fair value option. The guidance also improves existing disclosure requirements associated with the fair value of financial instruments. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In February 2015, the FASB issued new guidance that eliminates the deferral of the previous consolidation guidance for certain investment funds, and makes changes to both the variable interest model and the voting model.  The guidance is effective beginning January 1, 2016, with early adoption permitted.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract.  Revenue recognition for insurance contracts is explicitly scoped out of the guidance. In August 2015, the FASB issued an update to defer the original effective date of this guidance for annual periods beginning after December 15, 2017.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees.  Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death, or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature.  The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount.  Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals.  For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals.  The optional rider is no longer offered to new customers, effective January 1, 2003.  If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.  The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014

Beginning Balance	$6,657	$8,723
Unlocking of benefit ratio	(1,022)	(3,297)
Interest on reserve	401	385
Claims paid	(1,814)	(1,304)
Accrual of benefit ratio	2,025	2,150
Ending Balance	$6,247	$6,657

The reinsurance recoverables associated with the GMDB were $6,208 and $6,587 at December 31, 2015 and 2014, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•                  The base lapse rate assumption varies from 5.5% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.

•                  The annual lapse rate for anticipated internal replacements is 3.2%.

•                  The discount rate is 6.83%.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2015 and 2014.  The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2015	2014

Net deposits paid
Account value	$4,549,493	$5,049,021
Net amount at risk	$135,276	$140,063
Average attained age of contract holders	66	65
Ratchet (highest historical account value at specified anniversary dates)
Account value	$245,063	$279,086
Net amount at risk	$28,375	$26,641
Average attained age of contract holders	70	70

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature.  The GMWB feature provides annuity contract holders with income payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary.  If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014

Beginning Balance	$2,869	$2,447
Unlocking of benefit ratio	(510)	(102)
Interest on reserve	119	119
Accrual of benefit ratio	316	405
Ending Balance	$2,794	$2,869

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions.  Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009.  Effective March 31, 2009, the GMWB product closed to new business.  Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMWB were $2,702 and $2,780 at December 31, 2015 and 2014, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  Separate benefit ratios were calculated for single life and joint life policies.

•                  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 9 ½ years from issue and age 59 ½.

•                  The mortality assumption is the Annuity 2000 Mortality Table.

•                  The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.

•                  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2015 and 2014:

	Years Ended December 31,
	2015	2014

Account value	$1,992,988	$2,174,997
GMWB value	$2,136,733	$2,177,129
Average attained age of contract holders	73	72

4.     INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities	$22,961	$21,003	$18,857
Cash and cash equivalents	23	15	40
Other income	79	69	60
Total investment income	23,063	21,087	18,957
Less: investment expenses	2,443	2,526	2,171
Net investment income	$20,620	$18,561	$16,786

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities:
Gross realized gains	$3,944	$7,090	$6,760
Gross realized losses	(3,045)	(1,689)	(4,348)
Equity securities:
Gross realized gains	—	5	—
Total realized investment gains	$899	$5,406	$2,412

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $223, $0, and $39 in 2015, 2014, and 2013, respectively.  The Company had no debt securities that were non-income producing for 2015 and 2014, respectively.  There was no interest foregone by non-income producing securities for 2015, 2014 and 2013, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2015	2014

Debt securities	$(7,407)	$6,253
Equity securities	—	—
DAC	169	(174)
Deferred income tax expense (benefit)	2,555	(2,131)
	$(4,683)	$3,948

Debt securities that have been in a continuous unrealized loss position as of December 31, 2015 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(5,720)	$431,252	$284
Greater than 12 months	(2,710)	44,094	65
	$(8,430)	$475,346	$349
Below investment grade debt securities:
0-12 months	$(2,493)	$42,614	$141
Greater than 12 months	(1,330)	12,985	36
	$(3,823)	$55,599	$177

Total	$(12,253)	$530,945	$526

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2014 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(1,198)	$168,834	$140
Greater than 12 months	(1,536)	83,980	86
	$(2,734)	$252,814	$226
Below investment grade debt securities:
0-12 months	$(979)	$28,046	$109
Greater than 12 months	(63)	1,642	12
	$(1,042)	$29,688	$121

Total	$(3,776)	$282,502	$347

The Company evaluates declines in fair values below cost for its investments.  Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent  was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2015 and 2014.  The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2015.  The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.  Investments in below investment grade securities comprised approximately 7% of the total portfolio as of December 31, 2015.  Unrealized losses on below investment grade securities were driven principally by changes in market yields.

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2015 were as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$129,201	$27	$(782)	$—	$128,446
Corporate and other debt securities	717,049	4,816	(10,550)	—	711,315
Mortgage and asset backed securities	34,469	3	(921)	—	33,551

Total debt securities	$880,719	$4,846	$(12,253)	$—	$873,312

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2014 were as follows:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$56,555	$223	$(1)	$—	$56,777
Corporate and other debt securities	713,361	9,782	(3,183)	—	719,960
Mortgage and asset backed securities	36,280	24	(592)	—	35,712

Total debt securities	$806,196	$10,029	$(3,776)	$—	$812,449

During 2015 and 2014, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

The amortized cost and fair value of debt securities at December 31, 2015 by contractual maturity are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$25,885	$25,785
Due after 1 year through 5 years	513,447	511,672
Due after 5 years through 10 years	292,050	287,457
Due after 10 years	14,868	14,847
Mortgage and asset backed securities	34,469	33,551

	$880,719	$873,312

At December 31, 2015 and 2014, there were no contractual investment commitments.  There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2015, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,643 and $2,666 respectively.  At December 31, 2014, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,628 and $2,647 respectively.

During 2015 and 2014, the Company donated certain appreciated debt securities to an affiliated qualified charitable organization at a fair value of $19,164 and $17,195 respectively.  This is recorded as other expenses in the Consolidated Statements of Comprehensive Income.  There were no donations in 2013.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796.   Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code.  IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021.  Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement.  LRCH ultimately funds the qualified facility through a 60% membership interest agreement.    These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements.  The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company incurred funding payments of $4,231 and $2,851, respectively for the year ended December 31, 2015 and the nine month period ended December 31, 2014.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits.  FMR LLC will continue to provide such guarantees subsequent to its contribution of Feedstock to the Company.

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”).   A VIE is an entity that either (1) has equity investors that lack controlling financial interest or (2) does not have sufficient equity to finance its own activities without financial support provided by another entity.  If the Company determines that it is the VIE’s “primary beneficiary” it consolidates the VIE.  The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs.  The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits.   Accordingly, the Company consolidates Feedstock and LRCH.

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2015 and 2014 and for the year ended December 31, 2015 and the nine month period ended December 31, 2014.

	12/31/2015	12/31/2014

Total Assets	$440	$229
Total Liabilities	280	48
Non controlling equity interest	$160	$181

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES (CONTINUED):

	12/31/2015	12/31/2014

Total Revenues	$—	$—
Total Expenses	(491)	(333)
Net Loss	(491)	(333)
Income tax expense	—	—
Net Loss	(491)	(333)
Less: net loss attributable to non controlling interest	(491)	(333)
Net income attributable to Fidelity Investments Life Insurance Company	$—	$—

Non controlling interest represents ownership interests in LRCH that is not attributable to the Company.

6.     FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy.  The Company carries the following financial instruments at fair value in the Company’s financial statements:  fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets.  The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3).  If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability.

The three levels are described below:

•                  Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•                  Level 2 — Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•                  Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement.  These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds.  Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2015
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$—	$128,446	$—	$128,446
Corporate and other debt securities	—	711,315	—	711,315
Mortgage and asset backed securities	—	33,551	—	33,551
Total available-for-sale debt securities	—	873,312	—	873,312
Cash equivalents	103,134	—	—	103,134
Subtotal excluding separate account assets	103,134	873,312	—	976,446
Separate account assets	26,175,983	—	—	26,175,983
Total	$26,279,117	$873,312	$—	$27,152,429

	December 31, 2014
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$—	$56,777	$—	56,777
Corporate and other debt securities	—	719,960	—	719,960
Mortgage and asset backed securities	—	35,712	—	35,712
Total available-for-sale debt securities	—	812,449	—	812,449
Cash equivalents	90,202	—	—	90,202
Subtotal excluding separate account assets	90,202	812,449	—	902,651
Separate account assets	25,914,707	—	—	25,914,707
Total	$26,004,909	$812,449	$—	$26,817,358

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

There were no transfers between Level 1 and Level 2 during 2015 or 2014.  The Company held no Level 3 assets during 2015 or 2014. There were no transfers into or out of Level 3 during 2015 or 2014.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.  The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2015		December 31, 2014
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$1,665	$1,665	$1,877	$1,877
Policy loans	1,632	1,632	1,244	1,244
Reinsurance deposit and receivables	1,207,525	1,302,370	1,277,938	1,380,644

	$1,210,822	$1,305,667	$1,281,059	$1,383,765

Financial Liabilities:
Contract holder deposit funds	$708,370	$802,937	$734,105	$837,315

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value.  These loans are an integral part of the insurance products and have no maturity dates.  Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract.  The fixed portion of variable deferred annuity products is an integral part of the contract and consequently, the account value is considered to be a reasonable estimate of the fair value of the contract.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.     INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$23,980	$25,097	$21,557
State	489	416	388
	$24,469	$25,513	$21,945
Deferred:
Federal	$(3,765)	$(2,820)	$106
State	(63)	(159)	(209)
	$(3,828)	$(2,979)	$(103)

Provision for income taxes	$20,641	$22,534	$21,842

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums.  Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.  State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company’s net deferred tax asset were as follows:

	Years Ended December 31,
	2015	2014
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$35,289	$33,966
Contract holder reserves	25,596	28,387
Deferred revenue	8,856	7,450
Unrealized gains on available-for-sale securities	2,766	(2,205)
Deferred compensation and retirement benefit plans	2,793	1,711
Other, net	5,865	3,347
Net deferred tax asset	$81,165	$72,656

Management believes that the Company’s future income will be sufficient to realize the net deferred tax asset as of December 31, 2015 and 2014, respectively.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.     INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2015	2014	2013

Tax provision at U.S. Federal statutory rate	$31,140	$32,095	$31,011
Dividends received deduction	(6,684)	(6,132)	(9,258)
IRC 45 tax credit	(4,265)	(2,861)	—
Charitable contribution	(539)	(686)	—
Other, net	989	118	89
	$20,641	$22,534	$21,842

FILI paid net federal and state income taxes of $11,450, $23,800, and $19,785 in 2015, 2014, and 2013, respectively.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities.  As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.  The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States.  The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2013.  The Company is not currently under examination for the income tax filings in any other jurisdictions.  The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows.  Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service (“IRS”) announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (“DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions.  Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations.  As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  Management believes that it is highly likely that any such regulations would apply prospectively only.  The Company has recorded benefits of $6,684, $6,132, and $9,258 during 2015, 2014 and 2013, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

8.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.  Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company did not pay any dividends in 2015, 2014 or 2013.

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules.  The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions.  The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2015	2014	2013
FILI
Statutory net income	$62,269	$65,973	$56,140
Statutory surplus	$750,892	$685,814	$614,722

EFILI
Statutory net income	$4,421	$5,025	$2,338
Statutory surplus	$76,851	$72,498	$67,422

9. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds.  The Company earned fees of $37,987, $33,770 and $27,129 in 2015, 2014 and 2013, respectively, under these agreements.  These fees are included in fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC.  FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year.  EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts.  The Company pays FIA 37.5% of term life insurance first-year premiums.  The Company compensated FIA in the amount of $30,092, $28,928, and $27,348 in 2015, 2014 and 2013, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions.  The Company earned $20,128, $21,941, and $20,835 in 2015, 2014 and 2013, respectively, for such services.  The reimbursements are accounted for as a direct reduction of the Company’s expenses.  The Company entered into agreements with Fidelity Institutional Asset Management Trust Company (“FIAM”), formerly Pyramis Global Advisors Trust Company to provide investment and managerial advice.  The Company incurred charges of $1,543, $1,328, and $1,094 in 2015, 2014 and 2013, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company.  The Company incurred charges from FMR LLC and its subsidiaries of $31,036, $30,856, and $31,783 in 2015, 2014 and 2013, respectively, for such services.  Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees.  Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan.  FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost.  The costs charged to the Company were $1,517, $1,535, and $1,561 in 2015, 2014 and 2013, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees.  The aggregate expenses related to these plans charged to the Company were $5,089, $5,274, and $5,322 in 2015, 2014 and 2013, respectively.

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees.  In 2015, 2014 and 2013, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC.  The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2015, 2014 and 2013, compensation expense related to the RHRP was $301, $278 and $297, respectively.

10.     UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2015	2014	2013
Underwriting, acquisition and insurance expenses:
Commissions, gross	$30,092	$28,928	$27,348
Compensation and benefits	15,342	15,886	17,427
Capitalization of deferred policy acquisition costs	(5,394)	(5,705)	(6,805)
Amortization of deferred policy acquisition costs	4,320	3,931	2,492
Rent expenses	1,432	1,333	954
Taxes, licenses and fees	1,704	2,541	3,525
General insurance expenses	23,774	22,469	24,285

Total underwriting, acquisition and insurance expenses	$71,270	$69,383	$69,226

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience.  In 2015, 2014 and 2013, the Company decreased amortization by $1,630, $1,844, and $2,862 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions.  This adjustment has been reflected in amortization expense.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.     REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008.  The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008.  The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed.  The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001.  The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009.  The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two reinsurers.  Sales of these two products were discontinued in May 2008.  The Company is subject to concentration of risk with respect to these reinsurance agreements.  The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds.  Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%.  Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009.  The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	Years Ended December 31,
	2015	2014
Reinsurance deposits and receivables:
Genworth Life Insurance Company and Genworth Life Insurance Company of New York	$644,161	$699,041
Principal Life Insurance Company	502,378	523,280

Reinsurance deposits and receivables	$1,146,539	$1,222,321

Contract holder deposit funds and future contract and policy benefits	$1,161,964	$1,233,007

Interest on reinsurance deposit	$30,103	$32,264

Contract and policy benefits and expenses	$25,545	$27,280

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.     REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2015	2014	2013

Direct life premiums	$14,804	$15,038	$15,257
Reinsurance ceded, net of ceding expense allowance	(4,700)	(5,644)	(6,668)
Net premiums	$10,104	$9,394	$8,589

Direct contract and policy benefits	$126,942	$129,826	$125,458
Reinsurance ceded, net of reinsurance premiums	(74,572)	(76,302)	(66,888)
Net contract and policy benefits	$52,370	$53,524	$58,570

12.     COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters.  Those actions are considered by the Company in estimating policy reserves and other liabilities.  The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants.  The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13.     SUBSEQUENT EVENTS:

On February 19, 2016, the Company gave notice to Genworth Life Insurance Company of New York (“GLICNY”) of its decision to exercise a recapture option contained in their October 1, 2001 Reinsurance Agreement (the “Agreement”).  This means that within approximately 60 days either (i) the Company would recapture all reinsurance ceded under the Agreement, or (ii) GLICNY would, subject to the prior approval of the Company, transfer such reinsurance to another mutually-acceptable reinsurer.

The Company has evaluated subsequent events from the balance sheet date through April 20, 2016 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

27

Item 26.  Exhibits

a)             Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“FILI”) establishing the Separate Account, is incorporated by reference to the Registration Statement of the Separate Account (Registration No. 33-24400) Post-Effective Amendment No. 11.

b)             Not Applicable

c)              Distribution Agreement

(1) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC, is incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement for the Variable Annuity Account (Registration No. 33-24400) filed on April 26, 1996.

(2) Second Amendment to the Distribution Agreement is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

d)             Contracts and Riders

(1)         Fidelity Lifetime Reserves Flexible Premium Survivorship Variable Universal Life Insurance Policy is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

(2)         Fidelity Lifetime Reserves Flexible Premium Variable Universal Life Insurance Policy is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

(3)         Form of Estate Protection Rider Four Year Term is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

(4)         Form of Total Disability Premium Payment Rider is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

(5)         Form of Aviation Limitation Rider is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

(6)         Form of Children’s Term Rider is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

(7)         Form of Total Disability Waiver of Monthly Deductions Rider is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

e)              Application

(1)         Form of Application for Life Insurance is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

f)               Certification of Incorporation and By-laws:

1

(1)         Articles of Domestication of FILI, are incorporated herein by reference to the initial Registration Statement of the Separate Account (Registration No.33-24400) Post-Effective Amendment No. 11.

(2)         Amended By-laws of FILI, are incorporate herein by reference to the initial Registration Statement of the Separate Account (Registration No.33-24400) Post-Effective Amendment No. 11.

g)              Form of Reinsurance Agreement between Fidelity Investments Life Insurance Company and the Reinsurer is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

h)             Participation Agreements

(1)         Form of Amendment to the Participation Agreement between Fidelity Investments Life Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Investments, Inc., (f/k/a Strong Fund Distributors, Inc.) and Strong Capital Management, Inc. is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

(2)         Form of Amendment to the Participation Agreement between Fidelity Investments Life Insurance Company, Credit Suisse Trust (formerly Warburg, Pincus Trust), Credit Suisse Asset Management, LLC (successor to Warburg, Pincus Counsellors, Inc.) and Credit Suisse Asset Management Securities, Inc. (formerly Counsellors Securities Inc.) is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

(3)         Form of Amendment to the Participation Agreement between Fidelity Investments Life Insurance Company, THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley Universal Funds, Inc.) (the “Fund”) and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (formerly, Morgan Stanley Asset Management Inc.) is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

(4)         Form of Amendment to the Participation Agreement between Fidelity Investments Life Insurance Company, PBHG Insurance Series Fund, Inc., Pilgrim Baxter & Associates, LTD is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

(5)         Form of Amendment to the Participation Agreement between Fidelity Investments Life Insurance Company (“Company”), Fidelity Distributors Corporation (“Underwriter”) and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV (each, a “VIP Fund”) is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

(6)         Form of Participation agreement between Fidelity Investments Life and Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (“Fund”) are incorporated by reference from Post-Effective Amendment No. 26 to Registration No. 33-24400 filed April 27, 2006.

i)                 Master Administration Agreement between McCamish Systems, L.L.C. and Fidelity Investments Life Insurance Company, dated August 8, 2003 is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

j)                Not Applicable

2

k)             Opinion and consent of Lance A. Warrick is filed herein as Exhibit 27(k).

l)                 Not Applicable

m)         Not Applicable

n)             Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 27(n).

o)             Not Applicable

p)             Not Applicable

q)             Variable Life Administrative Policies and Procedures Applicable to Financial Transactions on behalf of Fidelity Investments Life Insurance Company and Empire Fidelity Investments Life Insurance Company is incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement for the Variable Life Account I (Registration No. 33-103174) filed on February 13, 2004.

Item 27.  Directors and Officers of Depositor

Directors of Fidelity Investments Life Insurance Company

William J. Johnson Jr.	Director and President

Norman L.Ashkenas	Director
Kathleen M. Graveline	Director
Peter G. Johannsen	Director
Malcolm MacKay	Director
Kathleen A. Murphy	Director
Rodney R. Rohda	Director
Roger T. Servison	Director

Sriram Subramaniam	Director

Floyd L. Smith	Director
Derek L. Young	Director

Executive Officers who are not Directors

David A. Golino	Senior Vice President and Chief Financial Officer

Robert J. Cummings	Senior Vice President, Client Services and Sales
Robert Brown	Senior Vice President, Channel Development

Barbara Maietta	Vice President, Marketing

Deborah Walsh	Senior Vice President, Systems & Technology
Miles Mei	Treasurer
Maryann P. Crews	Illustration Actuary

Robert K. Leach	Appointed Actuary

3

Felicia F. Tierney	Vice President, Human Resources
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer

Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each of the persons listed in Item 27 is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 28.  Persons Controlled by or Under Common Control with the Depositor or the Registrant.

Information requested is incorporated herein by reference as Exhibit 26 of the original registration statement filed with the Commission on August 17, 1991 (Registration No. 33-42376) on behalf of Empire Fidelity Investments Life Variable Annuity Account A.

Item 29. Indemnification.

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

4

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction

5

the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	President, Chief Executive Officer & Director
	Michael Durbin	Director
	Scott G. Hutzler	Director
	Kathleen Murphy	Director
	Richard Lyons	Senior Vice President and Chief Financial Officer
	Donald St. Peter	Vice President, Real Estate
	Tami R. Rash	Treasurer
	Norman Ashkenas	Chief Compliance Officer
	David Forman	Chief Legal Officer and Secretary
	Peter D. Stahl	Assistant Secretary

(c) No commissions or other compensation were received by the principal underwriter.

The address for each person named in Item 30 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 31.   Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 100 Salem Street, Smithfield, Rhode Island 02917.

Item 32.   Management Services

Not applicable

Item 33.   Fee Representation

Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable life policy offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company.

Item 34.  Other

Powers of Attorney

(a)                                 Power of Attorney for William J. Johnson Jr. is filed herewithin

(b)                                 Power of Attorney for Miles Mei if filed herewithin

(c)                                  Power of Attorney for Kathleen A. Murphy is filed herewithin

(d)                                 Power of Attorney for Rodney R. Rhoda is filed herewithin

(e)                                  Power of Attorney for Roger T. Servison is filed herewithin

(f)                                   Power of Attorney for Norman L. Ashkenas is filed herewithin

6

(g)                                  Power of Attorney for Sriram Subramaniam is filed herewithin
(h)                                 Power of Attorney for Kathleen M. Graveline is filed herewithin

(i)                                     Power of Attorney for Malcolm MacKay is filed herewithin
(j)                                    Power of Attorney for Floyd L. Smith is filed herewithin

(k)                                 Power of Attorney for Derek L. Young is filed herewithin

(l)                                     Power of Attorney of Peter G. Johannsen is filed herewithin

7

POWER OF ATTORNEY

I, William J. Johnson, Jr., the President of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain President, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, William J. Johnson, Jr., the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and (ii) Miles Mei, or either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, Miles Mei, the undersigned Treasurer of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint Lance A. Warrick as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain Treasurer, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Miles Mei
Miles Mei

POWER OF ATTORNEY

I, Kathleen A. Murphy, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen A. Murphy
Kathleen A. Murphy

POWER OF ATTORNEY

I, Rodney R. Rohda, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Rodney R. Rohda
Rodney R. Rohda

POWER OF ATTORNEY

I, Roger T. Servison, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Roger T. Servison
Roger T. Servison

POWER OF ATTORNEY

I, Norman L. Ashkenas, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Norman L. Ashkenas
Norman L. Ashkenas

POWER OF ATTORNEY

I, Sriram Subramaniam, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Sriram Subramaniam
Sriram Subramaniam

POWER OF ATTORNEY

I, Kathleen M. Graveline, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen M. Graveline
Kathleen M. Graveline

POWER OF ATTORNEY

I, Malcolm MacKay, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Malcolm MacKay
Malcolm MacKay

POWER OF ATTORNEY

I, Floyd T. Smith, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Floyd T. Smith
Floyd T. Smith

POWER OF ATTORNEY

I, Derek L. Young, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Derek L. Young
Derek L. Young

POWER OF ATTORNEY

I, Peter G. Johannsen, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 14 to Registration Statement (File No. 333-103174) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Peter G. Johannsen
Peter G. Johannsen

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Life Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf in the town of Smithfield and in the state of Rhode Island, on this 29th day of April, 2016.

FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	William J. Johnson Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2016.

Signature	Title

/s/ *		)
William J. Johnson Jr.	President and Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/ Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
Malcolm MacKay	Director

/s/ *		)By:	/s/Lance A. Warrick
Floyd L. Smith	Director	)	Lance A. Warrick
		)	(Attorney-in-Fact)*
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Derek L. Young	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)